                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                  John T. Genoy
                             Senior Vice President
                        SunAmerica Asset Management, LLC
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period:  September 30, 2015
                         -------------------------

Item 1. Reports to Stockholders

                                                        SEMI-ANNUAL REPORT 2015

SUNAMERICA
Income Funds

[PHOTO]





[LOGO]

                        TABLE OF CONTENTS


        SHAREHOLDER LETTER..........................................  2
        EXPENSE EXAMPLE.............................................  4
        STATEMENTS OF ASSETS AND LIABILITIES........................  6
        STATEMENTS OF OPERATIONS....................................  8
        STATEMENTS OF CHANGES IN NET ASSETS.........................  9
        FINANCIAL HIGHLIGHTS........................................ 11
        PORTFOLIO OF INVESTMENTS.................................... 14
        NOTES TO FINANCIAL STATEMENTS............................... 66

        SHAREHOLDER LETTER -- (unaudited)

Dear Shareholders,

We are pleased to present this semi-annual update for the SunAmerica Income Funds for the six months ended September 30, 2015. It was a period wherein fixed income market performance was primarily driven by shifting expectations about global economic growth and the timing of a potential Federal Reserve (the "Fed") interest rate hike, along with concerns surrounding geopolitical events and falling commodity prices. For the semi-annual period overall, the Barclays U.S. Aggregate Bond Index*, a broad measure of the U.S. fixed income market, returned -0.47%.

As the semi-annual period began in April 2015, volatility surged across global markets. Positive economic growth, especially in developed economies, and accommodative central bank policies supported markets, while the risk of a Greek exit from the Eurozone rose considerably. Government bond yields moved sharply higher. Also, most yield curves steepened, amidst brightening economic outlooks in the U.S. and the Eurozone, easing global deflation fears, and the Fed appearing to be on track to raise interest rates later in 2015. Greece took center stage at the end of the second quarter of 2015 after debt negotiations broke down, and the country defaulted on its payment to the International Monetary Fund, triggering a risk-off tone throughout global financial markets. Most of the major fixed income sectors posted negative absolute returns during the second quarter of 2015, as government bond yields rose, while performance versus duration-equivalent government bonds was mixed. Emerging market debt, U.S. high yield corporate bonds and asset-backed securities outpaced government bond yields, but U.S. investment grade corporate bonds, commercial and residential mortgage-backed securities, and European investment grade and high yield corporate bonds underperformed.

Though market concerns about Greece receded following a resolution with its creditors, risk aversion intensified in the third quarter of 2015, with financial markets - both fixed income and equities - coming under significant pressure amid fresh worries about the global economic outlook. The unexpected devaluation in China's currency rattled global financial markets, deepening fears about the Chinese economic slowdown and potential spillover effects. Falling commodity prices and uncertainty regarding the timing of the first Fed rate hike further muddied the waters. In contrast to negative news about China and other emerging markets, data on developed markets was generally positive. Still, the Fed chose to leave rates unchanged at its September meeting, citing unfavorable global developments, modestly tighter financial conditions and low inflation. Global government bond yields declined across most developed market economies as China's weakness, Greece's ongoing bailout saga and uncertainty about the timing of Fed tightening bolstered demand for safe-haven assets. Emerging market sovereign bond yields diverged. Most spread, or non-government bond, sectors posted positive absolute returns amid lower interest rates but underperformed duration-equivalent government bonds. The major exception was U.S. corporate bonds, especially high yield corporate bonds, which generated negative absolute returns during the third quarter of 2015. Corporate spreads widened on rising concerns that the deterioration in China's economic growth outlook would have a meaningful impact on commodity prices and, more broadly, on global economic growth.

For the semi-annual period overall, U.S. Treasury securities posted positive returns, although the yield on the 10-year U.S. Treasury rose approximately 12 basis points+ to 2.04% by the end of September 2015. The U.S. Treasury yield curve, or spectrum of maturities, steepened during the six months ended September 30, 2015, as longer-term yields rose more than intermediate-term yields, and shorter-term yields edged down. Non-U.S. Treasury sectors generated mixed performance. Corporate bonds, both high yield and investment grade, underperformed U.S. Treasuries, as did Treasury inflation protected securities
(TIPS) and emerging market debt, each sector posting negative absolute returns. Asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities outperformed U.S. Treasuries, albeit modestly, posting positive absolute returns. Sovereign international bonds performed relatively in line with U.S. Treasuries during the semi-annual period.

On the following pages, you will find financial statements and portfolio information for each of the SunAmerica Income Funds during the semi-annual period ended September 30, 2015.

We thank you for being a part of the SunAmerica Income Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial adviser or get in touch us directly at 800-858-8850 or www.safunds.com.

Sincerely,

THE SUNAMERICA INCOME FUNDS INVESTMENT PROFESSIONALS

         Timothy Campion      Robert Vanden Assem  David L. Albrycht
         Andrew Doulos        Anthony King         Frank Ossino
         Kara Murphy          Dana Burns           Jonathan Stanley
                              John Yovanovic

--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

*The Barclays U.S. Aggregate Bond Index represents securities that are
 SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly in an index.
+A basis point is 1/100/th/ of a percentage point.

        SUNAMERICA INCOME FUNDS
        EXPENSE EXAMPLE -- SEPTEMBER 30, 2015 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a fund (each, a "Fund" and collectively the "Funds") in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2015 and held until September 30, 2015.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2015" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2015" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2015" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2015" column would have been higher and the "Ending Account Value" column would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2015" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2015" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2015" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Funds' prospectus, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA INCOME FUNDS
        EXPENSE EXAMPLE -- SEPTEMBER 30, 2015 -- (UNAUDITED) (CONTINUED)


                                              ACTUAL                                  HYPOTHETICAL
                            ------------------------------------------ ------------------------------------------
                                                                                     ENDING ACCOUNT
                                          ENDING ACCOUNT EXPENSES PAID                VALUE USING   EXPENSES PAID
                                           VALUE USING    DURING THE                 A HYPOTHETICAL  DURING THE
                              BEGINNING       ACTUAL      SIX MONTHS     BEGINNING     5% ANNUAL     SIX MONTHS
                            ACCOUNT VALUE   RETURN AT        ENDED     ACCOUNT VALUE   RETURN AT        ENDED     ANNUALIZED
                             AT APRIL 1,  SEPTEMBER 30,  SEPTEMBER 30,  AT APRIL 1,  SEPTEMBER 30,  SEPTEMBER 30,  EXPENSE
FUND                            2015           2015          2015*         2015           2015          2015*       RATIO*
----                        ------------- -------------- ------------- ------------- -------------- ------------- ----------
U.S. GOVERNMENT SECURITIES
  Class A#.................   $1,000.00      $992.17        $ 4.93       $1,000.00     $1,020.05       $ 5.00        0.99%
  Class C# ................   $1,000.00      $989.97        $ 8.16       $1,000.00     $1,016.80       $ 8.27        1.64%
STRATEGIC BOND
  Class A..................   $1,000.00      $963.96        $ 6.58       $1,000.00     $1,018.30       $ 6.76        1.34%
  Class B..................   $1,000.00      $957.82        $ 9.89       $1,000.00     $1,014.90       $10.18        2.02%
  Class C .................   $1,000.00      $961.02        $ 9.76       $1,000.00     $1,015.05       $10.02        1.99%
  Class W..................   $1,000.00      $961.83        $ 5.79       $1,000.00     $1,019.10       $ 5.96        1.18%
FLEXIBLE CREDIT
  Class A#.................   $1,000.00      $981.69        $ 7.18       $1,000.00     $1,017.75       $ 7.31        1.45%
  Class C# ................   $1,000.00      $978.72        $10.39       $1,000.00     $1,014.50       $10.58        2.10%
  Class W#.................   $1,000.00      $982.78        $ 6.20       $1,000.00     $1,018.75       $ 6.31        1.25%

--------
* Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 366 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial adviser for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2015" and the "Annualized Expense Ratio" would have been higher.

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2015 --
        (UNAUDITED)

                                                             U.S. GOVERNMENT   STRATEGIC     FLEXIBLE
                                                               SECURITIES        BOND         CREDIT
                                                                  FUND           FUND          FUND
                                                             --------------- ------------  ------------
ASSETS:
Investments at value (unaffiliated)*........................  $190,001,717   $408,086,378  $238,395,189
Repurchase agreements (cost approximates value).............     5,688,000      2,169,000            --
                                                              ------------   ------------  ------------
 Total investments..........................................   195,689,717    410,255,378   238,395,189
                                                              ------------   ------------  ------------
Cash........................................................           582             --     5,374,822
Foreign cash*...............................................            --        699,779         7,133
Receivable for:
 Shares of beneficial interest sold.........................       422,819        706,525     3,814,912
 Dividends and interest.....................................       747,176      6,026,677     2,551,428
 Investments sold...........................................            --      5,803,448     1,528,669
Prepaid Expenses and other assets...........................         2,141          2,427         2,135
Due from investment adviser for expense reimbursements/fee
 waivers....................................................        68,954             --        26,941
Unrealized appreciation on forward foreign currency
 contracts..................................................            --        838,981            --
                                                              ------------   ------------  ------------
Total Assets................................................   196,931,389    424,333,215   251,701,229
                                                              ------------   ------------  ------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed.....................       174,173        873,594       771,964
 Investments purchased......................................     3,040,313      7,079,748     5,804,680
 Investment advisory and management fees....................       102,727        226,073       146,952
 Distribution and service maintenance fees..................        69,604        225,130        93,253
 Transfer agent fees and expenses...........................        42,655         89,243        51,311
 Trustees' fees and expenses................................         1,326          2,809           800
 Other accrued expenses.....................................        69,418        146,097        79,446
Dividends payable...........................................        15,686        171,158       175,890
Due to custodian............................................            --        828,714            --
Unrealized depreciation on forward foreign currency
 contracts..................................................            --         29,600            --
                                                              ------------   ------------  ------------
Total Liabilities...........................................     3,515,902      9,672,166     7,124,296
                                                              ------------   ------------  ------------
Net Assets..................................................  $193,415,487   $414,661,049  $244,576,933
                                                              ============   ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01........................  $    202,075   $  1,256,641  $    732,478
Paid-in capital.............................................   198,714,634    500,580,959   313,809,979
                                                              ------------   ------------  ------------
                                                               198,916,709    501,837,600   314,542,457
Accumulated undistributed net investment income (loss)......    (1,167,466)       686,687       485,372
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts,
 securities sold short and foreign exchange transactions....   (10,853,060)   (62,537,845)  (59,726,845)
Unrealized appreciation (depreciation) on investments.......     6,519,304    (26,119,101)  (10,723,186)
Unrealized foreign exchange gain (loss) on other assets and
 liabilities................................................            --        793,708          (865)
                                                              ------------   ------------  ------------
Net Assets..................................................  $193,415,487   $414,661,049  $244,576,933
                                                              ============   ============  ============
*Cost
 Investment securities (unaffiliated).......................  $183,482,413   $434,205,479  $249,118,375
                                                              ============   ============  ============
 Foreign cash...............................................  $         --   $    723,468  $      7,998
                                                              ============   ============  ============

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2015 -- (UNAUDITED) (CONTINUED)

                                                                       U.S. GOVERNMENT  STRATEGIC     FLEXIBLE
                                                                         SECURITIES       BOND         CREDIT
                                                                            FUND          FUND          FUND
                                                                       --------------- ------------ ------------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets............................................................  $165,958,936   $185,074,340 $114,999,084
Shares of beneficial interest issued and outstanding..................    17,337,136     56,162,958   34,509,652
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge).........................  $       9.57   $       3.30 $       3.33
Maximum sales charge (4.75% of offering price)........................          0.48           0.16         0.17
                                                                        ------------   ------------ ------------
Maximum offering price to public......................................  $      10.05   $       3.46 $       3.50
                                                                        ============   ============ ============
CLASS B (UNLIMITED SHARES AUTHORIZED):
Net assets............................................................  $         --   $ 33,474,829 $         --
Shares of beneficial interest issued and outstanding..................            --     10,162,084           --
Net asset value, offering and redemption price per share (excluding
 any applicable contingent deferred sales charge).....................  $         --   $       3.29 $         --
                                                                        ============   ============ ============
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets............................................................  $ 27,456,551   $163,692,580 $ 64,588,668
Shares of beneficial interest issued and outstanding..................     2,870,386     49,495,617   19,261,391
Net asset value, offering and redemption price per share (excluding
 any applicable contingent deferred sales charge).....................  $       9.57   $       3.31 $       3.35
                                                                        ============   ============ ============
CLASS W (UNLIMITED SHARES AUTHORIZED):
Net assets............................................................  $         --   $ 32,419,300 $ 64,989,181
Shares of beneficial interest issued and outstanding..................            --      9,843,468   19,476,739
Net asset value, offering and redemption price per share..............  $         --   $       3.29 $       3.34
                                                                        ============   ============ ============

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 -- (UNAUDITED)

                                                                                       U.S. GOVERNMENT   STRATEGIC     FLEXIBLE
                                                                                         SECURITIES        BOND         CREDIT
                                                                                            FUND           FUND          FUND
                                                                                       --------------- ------------  -----------
INCOME:
  Dividends (unaffiliated)............................................................   $        --   $     24,923  $    47,227
  Interest (unaffiliated).............................................................     1,977,684     10,889,741    6,009,231
                                                                                         -----------   ------------  -----------
   Total investment income*...........................................................     1,977,684     10,914,664    6,056,458
                                                                                         -----------   ------------  -----------
EXPENSES:
  Investment advisory and management fees.............................................       632,032      1,450,104      834,472
  Distribution and service maintenance fees:
   Class A............................................................................       299,481        369,512      206,852
   Class B............................................................................            --        183,927           --
   Class C............................................................................       117,224        880,517      280,840
  Service fees -- Class W.............................................................            --         22,622       36,869
  Transfer agent fees:
   Class A............................................................................       207,840        247,594      140,145
   Class B............................................................................            --         43,719           --
   Class C............................................................................        29,566        201,227       64,231
   Class W............................................................................            --         35,623       54,814
  Registration fees:
   Class A............................................................................        13,610         18,834       20,040
   Class B............................................................................            --          6,856           --
   Class C............................................................................         7,846         14,482       13,040
   Class W............................................................................            --          7,213        9,327
  Custodian and accounting fees.......................................................        10,833         62,220       29,879
  Reports to shareholders.............................................................        36,419         76,690       33,460
  Audit and tax fees..................................................................        28,538         35,468       35,533
  Legal fees..........................................................................        12,304         21,273        3,275
  Trustees' fees and expenses.........................................................         5,049         12,760        4,549
  Interest expense....................................................................            --             --        1,015
  Other expenses......................................................................        10,363         23,256       30,195
                                                                                         -----------   ------------  -----------
   Total expenses before fee waivers, expense reimbursements and expense recoupments..     1,411,105      3,713,897    1,798,536
   Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)..      (371,755)            --      (44,574)
                                                                                         -----------   ------------  -----------
   Net expenses.......................................................................     1,039,350      3,713,897    1,753,962
                                                                                         -----------   ------------  -----------
   Net investment income (loss).......................................................       938,334      7,200,767    4,302,496
                                                                                         -----------   ------------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)................................        85,290     (6,064,622)  (1,575,082)
Net realized foreign exchange gain (loss) on other assets and liabilities.............            --     (1,229,865)          --
                                                                                         -----------   ------------  -----------
Net realized gain (loss) on investments and foreign currencies........................        85,290     (7,294,487)  (1,575,082)
                                                                                         -----------   ------------  -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........    (2,693,473)   (16,648,776)  (8,006,886)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....            --       (446,724)         269
                                                                                         -----------   ------------  -----------
Net unrealized gain (loss) on investments and foreign currencies......................    (2,693,473)   (17,095,500)  (8,006,617)
                                                                                         -----------   ------------  -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........    (2,608,183)   (24,389,987)  (9,581,699)
                                                                                         -----------   ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......................   $(1,669,849)  $(17,189,220) $(5,279,203)
                                                                                         ===========   ============  ===========
* Net of foreign withholding taxes on interest and dividends of.......................   $        --   $        572  $       626
                                                                                         ===========   ============  ===========

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF CHANGES IN NET ASSETS -- (UNAUDITED)


                                                                             U.S. GOVERNMENT
                                                                             SECURITIES FUND
                                                                       --------------------------
                                                                          FOR THE
                                                                        SIX MONTHS
                                                                           ENDED       FOR YEAR
                                                                       SEPTEMBER 30,     ENDED
                                                                           2015        MARCH 31,
                                                                        (UNAUDITED)      2015
                                                                       ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)......................................... $    938,334  $  1,800,638
 Net realized gain (loss) on investments and foreign currencies.......       85,290     3,245,020
 Net unrealized gain (loss) on investments and foreign currencies.....   (2,693,473)    1,678,618
                                                                       ------------  ------------
Net increase (decrease) in net assets resulting from operations.......   (1,669,849)    6,724,276
                                                                       ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (Class A)......................................   (1,490,573)   (2,308,336)
 Net investment income (Class B)*.....................................           --       (50,109)
 Net investment income (Class C)......................................     (128,187)     (157,120)
 Net investment income (Class W)......................................           --            --
 Net realized gain on securities (Class A)............................           --            --
 Net realized gain on securities (Class B)*...........................           --            --
 Net realized gain on securities (Class C)............................           --            --
 Net realized gain on securities (Class W)............................           --            --
                                                                       ------------  ------------
Total distributions to shareholders...................................   (1,618,760)   (2,515,565)
                                                                       ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 7)................................................  (14,711,916)   89,657,072
                                                                       ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................  (18,000,525)   93,865,783

NET ASSETS:
Beginning of period...................................................  211,416,012   117,550,229
                                                                       ------------  ------------
End of period+........................................................ $193,415,487  $211,416,012
                                                                       ============  ============
+ Includes accumulated undistributed net investment income (loss)..... $ (1,167,466) $   (117,198)
                                                                       ============  ============

* See Note 1

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF CHANGES IN NET ASSETS -- (UNAUDITED) (CONTINUED)

                            STRATEGIC BOND FUND          FLEXIBLE CREDIT FUND
                        --------------------------    --------------------------
                           FOR THE                       FOR THE
                         SIX MONTHS                    SIX MONTHS
                            ENDED     FOR THE YEAR        ENDED     FOR THE YEAR
                        SEPTEMBER 30,    ENDED        SEPTEMBER 30,    ENDED
                            2015       MARCH 31,          2015       MARCH 31,
                         (UNAUDITED)      2015         (UNAUDITED)      2015
                        ------------- ------------    ------------- ------------
 INCREASE (DECREASE)
  IN NET ASSETS
 OPERATIONS:
  Net investment
    income (loss)...... $  7,200,767  $ 16,287,877    $  4,302,496  $  5,545,088
  Net realized gain
    (loss) on
    investments and
    foreign currencies.   (7,294,487)    4,597,232      (1,575,082)     (674,503)
  Net unrealized gain
    (loss) on
    investments and
    foreign currencies.  (17,095,500)   (9,615,191)     (8,006,617)   (2,672,730)
                        ------------  ------------    ------------  ------------
 Net increase
  (decrease) in net
  assets resulting
  from operations......  (17,189,220)   11,269,918      (5,279,203)    2,197,855
                        ------------  ------------    ------------  ------------

 DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment
    income (Class A)...   (4,058,279)   (9,771,036)     (2,336,947)   (3,932,700)
  Net investment
    income (Class B)*..     (583,489)   (1,366,990)             --      (363,833)
  Net investment
    income (Class C)...   (2,819,660)   (6,089,494)       (927,966)   (1,350,467)
  Net investment
    income (Class W)...     (604,897)      (27,319)     (1,020,692)     (173,730)
  Net realized gain on
    securities
    (Class A)..........           --            --              --            --
  Net realized gain on
    securities
    (Class B)*.........           --            --              --            --
  Net realized gain on
    securities
    (Class C)..........           --            --              --            --
  Net realized gain on
    securities
    (Class W)..........           --            --              --            --
                        ------------  ------------    ------------  ------------
 Total distributions
  to shareholders......   (8,066,325)  (17,254,839)     (4,285,605)   (5,820,730)
                        ------------  ------------    ------------  ------------
 NET INCREASE
  (DECREASE) IN NET
  ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS (NOTE 7)  (34,855,794)  (19,429,831)     67,590,133    75,727,824
                        ------------  ------------    ------------  ------------
 TOTAL INCREASE
  (DECREASE) IN NET
  ASSETS...............  (60,111,339)  (25,414,752)     58,025,325    72,104,949

 NET ASSETS:
 Beginning of period...  474,772,388   500,187,140     186,551,608   114,446,659
                        ------------  ------------    ------------  ------------
 End of period+........ $414,661,049  $474,772,388    $244,576,933  $186,551,608
                        ============  ============    ============  ============
 + Includes
  accumulated
  undistributed net
  investment income
  (loss)............... $    686,687  $  1,552,245    $    485,372  $    468,481
                        ============  ============    ============  ============

*  See Note 1

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS

                                                             U.S. GOVERNMENT SECURITIES FUND
                                                             -------------------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRIBUTIONS          NET                NET
               ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET             ASSETS,
              VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,            END OF
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL    PERIOD
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD RETURN(2)  (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------  --------
                                                                         CLASS A
                                                                         -------
 03/31/11     $ 9.55     $0.17      $ 0.13      $ 0.30     $(0.18)     $(0.16)    $(0.34) $ 9.51    3.12%   $143,978
 03/31/12       9.51      0.17        0.62        0.79      (0.22)      (0.02)     (0.24)  10.06    8.34(4)  118,434
 03/31/13      10.06      0.14        0.05        0.19      (0.21)      (0.13)     (0.34)   9.91    1.84     121,807
 03/31/14       9.91      0.14       (0.45)      (0.31)     (0.17)         --      (0.17)   9.43   (3.11)    106,747
 03/31/15       9.43      0.12        0.34        0.46      (0.16)         --      (0.16)   9.73    4.94     187,417
 09/30/15+      9.73      0.05       (0.13)      (0.08)     (0.08)         --      (0.08)   9.57   (0.78)    165,959
                                                                         CLASS C
                                                                         -------
 03/31/11     $ 9.55     $0.11      $ 0.11      $ 0.22     $(0.11)     $(0.16)    $(0.27) $ 9.50    2.35%   $ 13,161
 03/31/12       9.50      0.11        0.61        0.72      (0.15)      (0.02)     (0.17)  10.05    7.64(4)   14,673
 03/31/13      10.05      0.08        0.05        0.13      (0.14)      (0.13)     (0.27)   9.91    1.28      12,226
 03/31/14       9.91      0.08       (0.46)      (0.38)     (0.11)         --      (0.11)   9.42   (3.84)      7,295
 03/31/15       9.42      0.06        0.34        0.40      (0.10)         --      (0.10)   9.72    4.27      23,999
 09/30/15+      9.72      0.02       (0.12)      (0.10)     (0.05)         --      (0.05)   9.57   (1.00)     27,457



                  RATIO
                 OF NET
  RATIO OF     INVESTMENT
  EXPENSES      INCOME TO
 TO AVERAGE      AVERAGE    PORTFOLIO
NET ASSETS(3) NET ASSETS(3) TURNOVER
------------- ------------- ---------


    0.99%         1.77%        254%
    0.99          1.73         152
    0.99          1.40          89
    0.99          1.42         122
    0.99          1.24          57
    0.99(6)       1.05(6)       10


    1.64%         1.12%        254%
    1.64          1.08         152
    1.64          0.76          89
    1.64          0.77         122
    1.64          0.61          57
    1.64(6)       0.37(6)       10

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/11 03/31/12 03/31/13 03/31/14 03/31/15 09/30/15+(6)
                                         -------- -------- -------- -------- -------- ------------
U.S. Government Securities Fund Class A.   0.37%    0.39%    0.40%    0.40%    0.38%      0.37%
U.S. Government Securities Fund Class C.   0.44     0.46     0.45     0.57     0.50       0.44

(4)The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(6)Annualized

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                        STRATEGIC BOND FUND
                                                                        -------------------
                                           NET GAIN
                                           (LOSS) ON
                        NET               INVESTMENTS                       DISTRIBUTIONS          NET               NET
                       ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET            ASSETS,
                      VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,           END OF
                     BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL   PERIOD
    PERIOD ENDED     OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD RETURN(2) (000'S)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------
                                                                              CLASS A
                                                                              -------
03/31/11               $3.33     $0.19      $ 0.15      $ 0.34     $(0.21)       $--      $(0.21) $3.46    10.45%  $255,546
03/31/12                3.46      0.16        0.02        0.18      (0.19)        --       (0.19)  3.45     5.30    299,325
03/31/13                3.45      0.13        0.16        0.29      (0.14)        --       (0.14)  3.60     8.64    336,759
03/31/14                3.60      0.14       (0.06)       0.08      (0.15)        --       (0.15)  3.53     2.34    255,821
03/31/15                3.53      0.13       (0.04)       0.09      (0.13)        --       (0.13)  3.49     2.70    235,093
09/30/15+               3.49      0.06       (0.18)      (0.12)     (0.07)        --       (0.07)  3.30    (3.60)   185,074
                                                                              CLASS B
                                                                              -------
03/31/11               $3.32     $0.16      $ 0.17      $ 0.33     $(0.19)       $--      $(0.19) $3.46    10.04%  $ 52,171
03/31/12                3.46      0.14        0.01        0.15      (0.16)        --       (0.16)  3.45     4.60     52,000
03/31/13                3.45      0.11        0.15        0.26      (0.12)        --       (0.12)  3.59     7.62     56,776
03/31/14                3.59      0.12       (0.05)       0.07      (0.13)        --       (0.13)  3.53     1.95     46,462
03/31/15                3.53      0.10       (0.03)       0.07      (0.11)        --       (0.11)  3.49     2.01     39,733
09/30/15+               3.49      0.05       (0.20)      (0.15)     (0.05)        --       (0.05)  3.29    (4.22)    33,475
                                                                              CLASS C
                                                                              -------
03/31/11               $3.34     $0.17      $ 0.16      $ 0.33     $(0.19)       $--      $(0.19) $3.48    10.04%  $250,040
03/31/12                3.48      0.14        0.02        0.16      (0.17)        --       (0.17)  3.47     4.63    251,425
03/31/13                3.47      0.11        0.15        0.26      (0.12)        --       (0.12)  3.61     7.62    270,965
03/31/14                3.61      0.12       (0.06)       0.06      (0.13)        --       (0.13)  3.54     1.69    197,904
03/31/15                3.54      0.11       (0.04)       0.07      (0.11)        --       (0.11)  3.50     2.05    184,282
09/30/15+               3.50      0.05       (0.18)      (0.13)     (0.06)        --       (0.06)  3.31    (3.90)   163,693
                                                                              CLASS W
                                                                              -------
01/29/15(4)-03/31/15   $3.48     $0.01      $ 0.02      $ 0.03     $(0.02)       $--      $(0.02) $3.49     0.99%    15,664
09/30/15+               3.49      0.06       (0.19)      (0.13)     (0.07)        --       (0.07)  3.29    (3.82)    32,419



                 RATIO
                 OF NET
 RATIO OF      INVESTMENT
 EXPENSES      INCOME TO
TO AVERAGE      AVERAGE       PORTFOLIO
NET ASSETS     NET ASSETS     TURNOVER
----------     ----------     ---------


   1.31%          5.50%          152%
   1.31           4.72           144
   1.30           3.70           166
   1.31           4.01           158
   1.30           3.62           137
   1.34(5)        3.47(5)         56


   1.98%          4.83%          152%
   1.98           4.07           144
   1.97           3.02           166
   1.97           3.35           158
   1.97           2.95           137
   2.02(5)        2.79(5)         56


   1.96%          4.85%          152%
   1.96           4.09           144
   1.94           3.05           166
   1.96           3.37           158
   1.94           2.98           137
   1.99(5)        2.82(5)         56


   1.20%(3)(5)    2.73%(3)(5)    137%
   1.18(5)        3.60%(5)        56

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                                      03/31/15
                                                      -------- -
             Strategic Bond Fund Class W.............   0.69%

(4)Inception date of class.
(5)Annualized

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                        FLEXIBLE CREDIT FUND
                                                                        --------------------
                                           NET GAIN
                                           (LOSS) ON
                        NET               INVESTMENTS                       DISTRIBUTIONS          NET
                       ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET            NET ASSETS,
                      VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,             END OF
                     BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL     PERIOD
    PERIOD ENDED     OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENT   BUTIONS PERIOD RETURN(2)   (000'S)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -----------
                                                                              CLASS A
                                                                              -------
03/31/11               $3.36     $0.25      $ 0.16      $ 0.41     $(0.27)       $--      $(0.27) $3.50    12.76%   $ 76,156
03/31/12                3.50      0.23       (0.08)       0.15      (0.25)        --       (0.25)  3.40     4.52      81,477
03/31/13                3.40      0.20        0.18        0.38      (0.20)        --       (0.20)  3.58    11.42      74,175
03/31/14                3.58      0.19        0.00        0.19      (0.18)        --       (0.18)  3.59     5.60      70,713
03/31/15                3.59      0.15       (0.11)       0.04      (0.17)        --       (0.17)  3.46     1.06     127,508
09/30/15+               3.46      0.07       (0.13)      (0.06)     (0.07)        --       (0.07)  3.33    (1.83)    114,999
                                                                              CLASS C
                                                                              -------
03/31/11               $3.38     $0.23      $ 0.17      $ 0.40     $(0.25)       $--      $(0.25) $3.53    12.33%   $ 39,301
03/31/12                3.53      0.21       (0.09)       0.12      (0.23)        --       (0.23)  3.42     3.56      36,723
03/31/13                3.42      0.18        0.18        0.36      (0.18)        --       (0.18)  3.60    10.67      33,918
03/31/14                3.60      0.17        0.00        0.17      (0.16)        --       (0.16)  3.61     4.92      30,595
03/31/15                3.61      0.13       (0.11)       0.02      (0.15)        --       (0.15)  3.48     0.43      45,411
09/30/15+               3.48      0.05       (0.12)      (0.07)     (0.06)        --       (0.06)  3.35    (2.13)     64,589
                                                                              CLASS W
                                                                              -------
10/01/14(4)-03/31/15   $3.50     $0.06      $(0.01)     $ 0.05     $(0.08)       $--      $(0.08) $3.47     1.57%     13,632
09/30/15+               3.47      0.07       (0.13)      (0.06)     (0.07)        --       (0.07)  3.34    (1.72)     64,989



                  RATIO
                 OF NET
  RATIO OF     INVESTMENT
  EXPENSES      INCOME TO
 TO AVERAGE      AVERAGE    PORTFOLIO
NET ASSETS(3) NET ASSETS(3) TURNOVER
------------- ------------- ---------


    1.36%         7.47%        48%
    1.36          6.72         52
    1.36          5.82         44
    1.36          5.41         49
    1.41          4.50         74
    1.45(5)       3.97(5)      30


    2.01%         6.83%        48%
    2.01          6.11         52
    2.01          5.18         44
    2.01          4.76         49
    2.06          3.88         74
    2.10(5)       3.32(5)      30


    1.25%(5)      4.25%(5)     74%
    1.25(5)       4.19(5)      30

--------
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/11 03/31/12 03/31/13 03/31/14 03/31/15 09/30/15+(5)
                                         -------- -------- -------- -------- -------- ------------
Flexible Credit Fund Class A............   0.16%    0.18%    0.16%    0.17%    0.19%      0.04%
Flexible Credit Fund Class C............   0.16     0.19     0.16     0.18     0.20       0.05
Flexible Credit Fund Class W............     --       --       --       --     1.12       0.03

(4)Inception date of class.
(5)Annualized

See Notes to Financial Statements

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2015 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                    Government National Mtg. Assoc...  46.8%
                    United States Treasury Notes.....  24.0
                    Federal Home Loan Mtg. Corp......   8.9
                    United States Treasury Bonds.....   8.5
                    Federal National Mtg. Assoc......   8.4
                    Repurchase Agreement.............   2.9
                    Federal Farm Credit Bank.........   1.1
                    Federal Home Loan Bank...........   0.5
                    Small Business Administration....   0.1
                                                      -----
                                                      101.2%
                                                      =====

CREDIT QUALITY+#

                              Aaa..........  99.9%
                              Not Rated@...   0.1
                                            -----
                                            100.0%
                                            =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)



                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT     (NOTE 3)
       U.S. GOVERNMENT AGENCIES -- 65.8%
       FEDERAL FARM CREDIT BANK -- 1.1%
          0.75% due 05/30/2017.................. $ 2,000,000 $ 2,000,134
                                                             -----------
       FEDERAL HOME LOAN BANK -- 0.5%
          2.14% due 12/05/2022..................   1,000,000     985,355
                                                             -----------
       FEDERAL HOME LOAN MTG. CORP. -- 8.9%
          1.00% due 05/14/2018..................   2,000,000   2,002,014
          1.10% due 10/05/2017..................  10,000,000  10,001,040
          3.50% due 08/01/2030..................   4,979,362   5,267,857
                                                             -----------
                                                              17,270,911
                                                             -----------
       FEDERAL NATIONAL MTG. ASSOC. -- 8.4%
          1.25% due 09/28/2016..................  10,000,000  10,080,070
          2.25% due 10/17/2022..................   1,000,000     999,061
          2.50% due 11/01/2022..................   5,073,775   5,220,664
                                                             -----------
                                                              16,299,795
                                                             -----------
       GOVERNMENT NATIONAL MTG. ASSOC. -- 46.8%
          2.50% due 08/20/2030..................   3,000,000   3,079,022
          3.50% due 11/15/2041..................     756,982     792,982
          3.50% due 03/15/2042..................     543,160     570,835
          3.50% due 06/15/2042..................   3,461,714   3,637,120
          3.50% due 07/15/2042..................   1,187,027   1,247,304
          3.50% due 02/20/2045..................   1,834,102   1,924,759
          4.00% due 03/15/2039..................     328,690     350,712
          4.00% due 04/15/2039..................     191,517     204,468
          4.00% due 06/15/2039..................     810,246     864,180
          4.00% due 12/15/2039..................     391,186     417,262
          4.00% due 08/15/2040..................     384,249     409,865
          4.00% due 09/15/2040..................     676,109     722,573
          4.00% due 11/15/2040..................     601,728     643,368
          4.00% due 12/15/2040..................     965,197   1,033,902
          4.00% due 02/15/2041..................     505,844     539,936
          4.00% due 03/15/2041..................     326,413     348,903
          4.00% due 07/15/2041..................     615,836     657,745
          4.00% due 08/15/2041..................   1,247,999   1,333,967
          4.00% due 09/15/2041..................   2,469,525   2,636,726
          4.00% due 10/15/2041..................   1,102,927   1,179,108
          4.00% due 11/15/2041..................   3,436,932   3,672,314
          4.00% due 12/15/2041..................   1,338,744   1,430,653
          4.00% due 01/15/2042..................   2,628,343   2,813,871
          4.00% due 02/15/2042..................   1,622,654   1,734,169
          4.00% due 03/15/2042..................     415,090     443,732
          4.00% due 06/15/2042..................     689,440     735,394
          4.50% due 05/15/2018..................     166,146     171,686
          4.50% due 08/15/2018..................     171,411     177,348
          4.50% due 09/15/2018..................     512,548     533,662
          4.50% due 10/15/2018..................     655,330     679,755
          4.50% due 09/15/2033..................     572,004     625,396
          4.50% due 03/15/2039..................     174,135     188,792
          4.50% due 04/15/2039..................     171,829     186,416
          4.50% due 05/15/2039..................     716,383     778,906
          4.50% due 06/15/2039..................   2,392,538   2,602,033
          4.50% due 07/15/2039..................   1,168,270   1,270,139
          4.50% due 09/15/2039..................     349,815     380,154
          4.50% due 10/15/2039..................     279,754     303,601
          4.50% due 11/15/2039..................     321,809     349,625
          4.50% due 12/15/2039..................     951,329   1,033,357


                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT     (NOTE 3)
       GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
          4.50% due 01/15/2040..................... $  404,566 $  439,957
          4.50% due 02/15/2040.....................  1,966,606  2,139,206
          4.50% due 03/15/2040.....................  1,059,116  1,152,401
          4.50% due 04/15/2040.....................  1,112,406  1,208,643
          4.50% due 05/15/2040.....................    409,840    444,335
          4.50% due 06/15/2040.....................    533,360    579,175
          4.50% due 07/15/2040.....................    748,734    811,755
          4.50% due 08/15/2040.....................    220,003    239,377
          4.50% due 09/15/2040.....................    183,561    199,909
          4.50% due 11/15/2040.....................    276,080    300,609
          4.50% due 01/15/2041.....................    330,948    359,959
          4.50% due 02/15/2041.....................    366,861    398,311
          4.50% due 03/15/2041.....................  2,320,401  2,522,517
          4.50% due 04/15/2041.....................  1,346,249  1,461,256
          4.50% due 05/15/2041.....................    393,223    426,673
          4.50% due 06/15/2041.....................    935,026  1,023,476
          4.50% due 07/15/2041.....................    168,148    182,315
          4.50% due 08/15/2041.....................    808,838    878,606
          4.50% due 04/20/2044.....................  1,303,031  1,402,634
          5.00% due 04/15/2018.....................    628,539    654,412
          5.00% due 05/15/2018.....................    139,074    143,782
          5.00% due 08/15/2033.....................    593,635    657,955
          5.00% due 10/15/2033.....................  1,029,091  1,140,275
          5.00% due 05/15/2035.....................    319,584    357,543
          5.00% due 08/15/2035.....................    555,589    621,677
          5.00% due 03/15/2036.....................    251,596    280,419
          5.00% due 05/15/2036.....................    134,226    150,477
          5.00% due 09/15/2036.....................    302,529    337,138
          5.00% due 10/15/2036.....................    181,487    201,002
          5.00% due 01/15/2037.....................    464,147    515,591
          5.00% due 02/15/2037.....................    562,354    625,669
          5.00% due 03/15/2037.....................    122,031    134,162
          5.00% due 04/15/2037.....................  1,056,071  1,172,810
          5.00% due 04/15/2038.....................    752,891    829,658
          5.00% due 05/15/2038.....................    385,604    425,858
          5.00% due 08/15/2038.....................  1,031,886  1,143,592
          5.00% due 01/15/2039.....................    325,665    360,922
          5.00% due 02/15/2039.....................    184,667    203,947
          5.00% due 03/15/2039.....................    267,495    297,480
          5.00% due 04/15/2039.....................    254,421    280,985
          5.00% due 07/20/2039.....................  1,818,282  2,021,722
          5.00% due 08/15/2039.....................    549,864    610,611
          5.00% due 10/15/2039.....................  1,259,439  1,400,460
          5.00% due 11/15/2039.....................  1,035,191  1,148,984
          5.00% due 12/15/2039.....................    879,032    971,736
          5.00% due 04/15/2040.....................  1,020,454  1,124,194
          5.00% due 05/15/2040.....................  1,844,629  2,034,600
          5.00% due 07/20/2045.....................    978,754  1,094,166
          5.50% due 06/15/2033.....................  1,079,421  1,234,804
          5.50% due 07/15/2033.....................    181,323    204,854
          5.50% due 10/15/2033.....................    243,887    276,744
          5.50% due 01/15/2034.....................    795,757    911,220
          5.50% due 02/15/2034.....................    337,903    384,647
          5.50% due 04/20/2035.....................    690,287    779,275
          5.50% due 09/15/2035.....................    574,170    663,575
          5.50% due 10/15/2035.....................    505,219    571,637
          5.50% due 02/15/2038.....................    232,849    261,525

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                   PRINCIPAL     VALUE
                SECURITY DESCRIPTION                AMOUNT      (NOTE 3)
     U.S. GOVERNMENT AGENCIES (CONTINUED)
     GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
        5.50% due 04/15/2038..................... $   139,449 $    156,027
        5.50% due 05/15/2038.....................     140,197      157,189
        5.50% due 09/15/2039.....................     123,019      138,004
        5.50% due 03/15/2040.....................     230,488      258,553
        5.50% due 08/15/2040.....................     166,970      186,819
        6.00% due 04/15/2028.....................     242,204      279,658
        6.00% due 08/15/2033.....................     375,815      432,715
        6.00% due 12/15/2033.....................     156,897      181,295
        6.00% due 07/15/2034.....................     177,719      199,674
        6.00% due 12/15/2034.....................     133,237      153,511
        6.00% due 09/20/2038.....................   1,854,547    2,078,174
        6.50% due 10/15/2031.....................     134,407      155,009
       Government National Mtg. Assoc. REMIC
        Series 2010-104, Class NG
        3.00% due 07/20/2038(1)..................   1,047,128    1,068,922
                                                              ------------
                                                                90,552,512
                                                              ------------
     SMALL BUSINESS ADMINISTRATION -- 0.1%
        6.30% due 06/01/2018.....................     128,956      137,015
                                                              ------------
     TOTAL U.S. GOVERNMENT AGENCIES
        (cost $124,550,520)......................              127,245,722
                                                              ------------
     U.S. GOVERNMENT TREASURIES -- 24.7%
     UNITED STATES TREASURY BONDS -- 8.5%
        2.50% due 02/15/2045.....................   1,000,000      920,599
        4.25% due 11/15/2040.....................   8,000,000   10,085,832
        4.75% due 02/15/2041.....................   4,000,000    5,424,792
                                                              ------------
                                                                16,431,223
                                                              ------------
     UNITED STATES TREASURY NOTES -- 16.2%
        0.88% due 11/15/2017.....................   2,000,000    2,007,084
        1.25% due 10/31/2015.....................   2,000,000    2,001,562
        1.50% due 07/31/2016.....................  16,000,000   16,152,496
        2.00% due 02/15/2022.....................   5,000,000    5,100,455
        2.00% due 02/15/2025.....................   5,000,000    4,980,470
        3.13% due 05/15/2019.....................   1,000,000    1,070,990
                                                              ------------
                                                                31,313,057
                                                              ------------
     TOTAL U.S. GOVERNMENT TREASURIES
        (cost $43,807,975).......................               47,744,280
                                                              ------------
     TOTAL LONG-TERM INVESTMENT SECURITIES
        (cost $168,358,495)......................              174,990,002
                                                              ------------


                                                 PRINCIPAL      VALUE
               SECURITY DESCRIPTION               AMOUNT       (NOTE 3)
      SHORT-TERM INVESTMENT SECURITIES -- 7.8%
      U.S. GOVERNMENT TREASURIES -- 7.8%
        United States Treasury Notes
         1.25% due 10/31/2015
         (cost $15,123,918).................... $15,000,000  $ 15,011,715
                                                             ------------
      REPURCHASE AGREEMENTS -- 2.9%
        State Street Bank and Trust Co. Joint
         Repurchase Agreement(2)
         (cost $5,688,000).....................   5,688,000     5,688,000
                                                             ------------
      TOTAL INVESTMENTS
         (cost $189,170,413)(3)................       101.2%  195,689,717
      Liabilities in excess of other assets....        (1.2)   (2,274,230)
                                                -----------  ------------
      NET ASSETS                                      100.0% $193,415,487
                                                ===========  ============

--------
(1)  Collateralized Mortgage Obligation
(2)  See Note 3 for details of Joint Repurchase Agreements.
(3)  See Note 6 for cost of investments on a tax basis.
REMIC --Real Estate Mortgage Investment Conduit

See Notes to Financial Statements

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2015 (see Note 3):

                                  LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                      QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
-                                 --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
U.S. Government Agencies.........          $--            $127,245,722             $--           $127,245,722
U.S. Government Treasuries.......           --              47,744,280              --             47,744,280
Short-Term Investment Securities.           --              15,011,715              --             15,011,715
Repurchase Agreements............           --               5,688,000              --              5,688,000
                                           ---            ------------             ---           ------------
TOTAL INVESTMENTS AT VALUE.......          $--            $195,689,717             $--           $195,689,717
                                           ===            ============             ===           ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2015 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                  Sovereign.............................. 9.3%
                  United States Treasury Notes........... 7.0
                  Diversified Banking Institutions....... 6.5
                  Banks-Commercial....................... 5.7
                  Oil Companies-Exploration & Production. 3.3
                  Telephone-Integrated................... 3.0
                  Electric-Integrated.................... 2.8
                  Federal National Mtg. Assoc............ 2.7
                  Pipelines.............................. 1.8
                  Time Deposits.......................... 1.7
                  Oil Companies-Integrated............... 1.6
                  Medical-Drugs.......................... 1.6
                  Federal Home Loan Mtg. Corp............ 1.4
                  Real Estate Investment Trusts.......... 1.4
                  United States Treasury Bonds........... 1.4
                  Cable/Satellite TV..................... 1.4
                  Medical-Hospitals...................... 1.1
                  Paper & Related Products............... 1.1
                  Cellular Telecom....................... 1.1
                  Airlines............................... 1.0
                  Casino Hotels.......................... 0.9
                  Diversified Financial Services......... 0.9
                  Commercial Services-Finance............ 0.8
                  Diversified Manufacturing Operations... 0.7
                  Auto-Cars/Light Trucks................. 0.7
                  Savings & Loans/Thrifts................ 0.7
                  Printing-Commercial.................... 0.7
                  Investment Management/Advisor Services. 0.6
                  Banks-Super Regional................... 0.6
                  Food-Retail............................ 0.6
                  Independent Power Producers............ 0.6
                  Publishing-Periodicals................. 0.6
                  Banks-Money Center..................... 0.6
                  Steel-Producers........................ 0.6
                  Food-Dairy Products.................... 0.6
                  Insurance-Multi-line................... 0.5
                  Finance-Consumer Loans................. 0.5
                  Telecom Services....................... 0.5
                  Containers-Metal/Glass................. 0.5
                  Repurchase Agreements.................. 0.5
                  Computers.............................. 0.5
                  Aerospace/Defense...................... 0.5
                  Insurance-Mutual....................... 0.5
                  Diversified Minerals................... 0.5
                  Finance-Auto Loans..................... 0.5
                  Retail-Restaurants..................... 0.5
                  Internet Connectivity Services......... 0.5
                  Disposable Medical Products............ 0.5
                  Real Estate Operations & Development... 0.4
                  Finance-Other Services................. 0.4
                  Multimedia............................. 0.4
                  Publishing-Newspapers.................. 0.4
                  Municipal Bonds & Notes................ 0.4
                  E-Commerce/Services.................... 0.4
                  Finance-Leasing Companies.............. 0.4
                  Chemicals-Specialty.................... 0.4
                  Gambling (Non-Hotel)................... 0.4
                  Machinery-Farming...................... 0.4
                  Satellite Telecom...................... 0.4
                  Chemicals-Diversified.................. 0.4


               Airport Development/Maintenance.............. 0.3%
               Auto-Heavy Duty Trucks....................... 0.3
               Medical Labs & Testing Services.............. 0.3
               Insurance-Life/Health........................ 0.3
               Telecommunication Equipment.................. 0.3
               Medical-Generic Drugs........................ 0.3
               Oil Refining & Marketing..................... 0.3
               Electronic Components-Semiconductors......... 0.3
               Building-Residential/Commercial.............. 0.3
               Aerospace/Defense-Equipment.................. 0.3
               Beverages-Wine/Spirits....................... 0.3
               Theaters..................................... 0.3
               Wire & Cable Products........................ 0.3
               SupraNational Banks.......................... 0.3
               Containers-Paper/Plastic..................... 0.3
               Computer Services............................ 0.3
               Banks-Fiduciary.............................. 0.3
               Auto/Truck Parts & Equipment-Original........ 0.3
               Specified Purpose Acquisitions............... 0.3
               Real Estate Management/Services.............. 0.3
               Retail-Appliances............................ 0.3
               Building Products-Cement..................... 0.3
               Medical-Biomedical/Gene...................... 0.3
               Enterprise Software/Service.................. 0.3
               Finance-Credit Card.......................... 0.3
               Oil-Field Services........................... 0.3
               Agricultural Chemicals....................... 0.3
               Coal......................................... 0.3
               Oil & Gas Drilling........................... 0.3
               Electric-Generation.......................... 0.3
               Government National Mtg. Assoc............... 0.3
               Food-Meat Products........................... 0.3
               Distribution/Wholesale....................... 0.2
               Metal-Iron................................... 0.2
               Security Services............................ 0.2
               Alternative Waste Technology................. 0.2
               Banks-Special Purpose........................ 0.2
               Finance-Commercial........................... 0.2
               Rental Auto/Equipment........................ 0.2
               Machinery-General Industrial................. 0.2
               Retail-Discount.............................. 0.2
               Retail-Drug Store............................ 0.2
               Music........................................ 0.2
               Food-Misc./Diversified....................... 0.2
               Insurance-Reinsurance........................ 0.2
               Batteries/Battery Systems.................... 0.2
               Firearms & Ammunition........................ 0.2
               Coatings/Paint............................... 0.2
               Finance-Mortgage Loan/Banker................. 0.2
               Electric-Distribution........................ 0.2
               Semiconductor Components-Integrated Circuits. 0.2
               Travel Services.............................. 0.2
               Gold Mining.................................. 0.2
               Financial Guarantee Insurance................ 0.2
               Beverages-Non-alcoholic...................... 0.2
               Publishing-Books............................. 0.2
               Petrochemicals............................... 0.2
               Cruise Lines................................. 0.2
               Marine Services.............................. 0.2
               Medical Products............................. 0.2

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2015 -- (UNAUDITED) (CONTINUED)

INDUSTRY ALLOCATION* (CONTINUED)

                 Mining Services........................  0.2%
                 Tools-Hand Held........................  0.2
                 Hotels/Motels..........................  0.2
                 Transport-Rail.........................  0.2
                 Food-Wholesale/Distribution............  0.2
                 Metal-Copper...........................  0.2
                 Television.............................  0.1
                 Broadcast Services/Program.............  0.1
                 Medical-HMO............................  0.1
                 Retail-Regional Department Stores......  0.1
                 Gas-Transportation.....................  0.1
                 Electronic Components-Misc.............  0.1
                 Energy-Alternate Sources...............  0.1
                 Steel Pipe & Tube......................  0.1
                 Consumer Products-Misc.................  0.1
                 Diagnostic Equipment...................  0.1
                 Retail-Computer Equipment..............  0.1
                 Industrial Gases.......................  0.1
                 Radio..................................  0.1
                 Tennessee Valley Authority.............  0.1
                 Building-Heavy Construction............  0.1
                 Finance-Investment Banker/Broker.......  0.1
                 Transport-Marine.......................  0.1
                 Food-Flour & Grain.....................  0.1
                 Building Products-Wood.................  0.1
                 Schools................................  0.1
                 Networking Products....................  0.1
                 Steel-Specialty........................  0.1
                 Metal-Diversified......................  0.1
                 Chemicals-Plastics.....................  0.1
                 Building & Construction-Misc...........  0.1
                 Cosmetics & Toiletries.................  0.1
                 Trucking/Leasing.......................  0.1
                 Advertising Services...................  0.1
                 Sugar..................................  0.1
                 Electric-Transmission..................  0.1
                 Retail-Major Department Stores.........  0.1
                 Brewery................................  0.1
                 Building & Construction Products-Misc..  0.1
                 Machinery-Construction & Mining........  0.1
                 Building Societies.....................  0.1
                 E-Commerce/Products....................  0.1
                 Advertising Agencies...................  0.1
                 Gas-Distribution.......................  0.1
                 Engineering/R&D Services...............  0.1
                 Decision Support Software..............  0.1
                 Diversified Operations.................  0.1
                                                         ----
                                                         98.9%
                                                         ====

CREDIT QUALITY+#

                               Aaa........  16.4%
                               Aa.........   3.9
                               A..........  12.7
                               Baa........  20.5
                               Ba.........  15.6
                               B..........  18.9
                               Caa........   7.5
                               Not Rated@.   4.5
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)



                                                        PRINCIPAL  VALUE
                   SECURITY DESCRIPTION                 AMOUNT**  (NOTE 3)
     ASSET BACKED SECURITIES -- 0.6%
     DIVERSIFIED FINANCIAL SERVICES -- 0.6%
       Applebee's Funding LLC/IHOP Funding LLC
        Series 2014-1, Class A2
        4.28% due 09/05/2044*.......................... $ 58,000  $ 59,341
       Asset Backed Securities Corp. Home Equity Loan
        Trust FRS
        Series 2004-HE7, Class M2
        1.77% due 10/25/2034...........................   97,723    91,312
       Avis Budget Rental Car Funding AESOP LLC
        Series 2014-1A, Class A
        2.46% due 07/20/2020*..........................   67,000    67,982
       B2R Mtg. Trust
        Series 2015-1,Class A1
        2.52% due 05/15/2048*..........................   98,987    98,657
       BA Credit Card Trust
        Series 2015-A2,Class A
        1.36% due 09/15/2020...........................   78,000    78,143
       Chase Issuance Trust FRS
        Series 2014-A5, Class A5
        0.58% due 04/15/2021...........................  376,000   376,214
       Citibank Credit Card Issuance Trust
        Series 2014-A2, Class A2
        1.02% due 02/22/2019...........................  126,000   126,129
       Commercial Mtg. Trust
        Series 2015-CR22, Class A2
        2.86% due 03/10/2048(1)........................  193,000   198,734
       Core Industrial Trust
        Series 2015-1, Class A
        3.04% due 02/10/2034*(1).......................   71,000    72,181
       Countrywide Home Loan Mtg.
        Pass Through Trust
        Series 2005-6, Class 1A11
        5.25% due 02/25/2026(2)........................  107,828   108,821
       DB Master Finance LLC
        Series 2015-1A, Class A2II
        3.98% due 02/20/2045*..........................  106,465   107,382
       Dell Equipment Finance Trust
        Series 2015-1,Class A3
        1.30% due 03/23/2020*..........................  100,000    99,846
       First Franklin Mtg. Loan Trust FRS
        Series 2006-FF15, Class A5
        0.35% due 11/25/2036...........................  106,372    92,925
       Ford Credit Auto Owner Trust
        Series 2014-C,Class B
        1.97% due 04/15/2020...........................   76,000    76,767
       Ford Credit Auto Owner Trust
        Series 2015-2, Class A
        2.44% due 01/15/2027*..........................   50,000    50,811
       Ford Credit Floorplan Master Owner Trust
        Series 2014-4, Class A1
        1.40% due 08/15/2019...........................  114,000   114,223
       GS Mtg. Securities Trust
        Series 2015-GC28, Class A2
        2.90% due 02/10/2048(1)........................  102,000   105,352
       NRP Mtg. Trust VRS
        Series 2013-1, Class A1
        3.25% due 07/25/2043*(2).......................  143,267   142,183
       Santander Drive Auto Receivables Trust
        Series 2014-5, Class C
        2.46% due 06/15/2020...........................   76,000    76,365


                                                    PRINCIPAL   VALUE
                  SECURITY DESCRIPTION              AMOUNT**   (NOTE 3)
       DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
         Sierra Timeshare Receivables Funding LLC
          Series 2014-2A, Class A
          2.05% due 06/20/2031*.................... $ 52,138  $   52,541
         Synchrony Credit Card Master Note Trust
          Series 2015-3, Class A
          1.74% due 09/15/2021(3)..................  195,000     195,351
         Wendys Funding LLC
          Series 2015-1A, Class A2I
          3.37% due 06/15/2045*....................   79,000      79,388
         Wendys Funding LLC
          Series 2015-1A, Class A23
          4.50% due 06/15/2045*....................   79,000      79,185
                                                              ----------
       TOTAL ASSET BACKED SECURITIES
          (cost $2,538,895)........................            2,549,833
                                                              ----------
       U.S. CORPORATE BONDS & NOTES -- 44.7%
       ADVERTISING AGENCIES -- 0.1%
         Interpublic Group of Cos., Inc.
          Senior Notes
          4.20% due 04/15/2024.....................  248,000     249,048
                                                              ----------
       ADVERTISING SERVICES -- 0.1%
         Visant Corp.
          Company Guar. Notes
          10.00% due 10/01/2017....................  388,000     317,190
                                                              ----------
       AEROSPACE/DEFENSE -- 0.3%
         BAE Systems Holdings, Inc.
          Company Guar. Notes
          3.80% due 10/07/2024*....................  537,000     543,462
         BAE Systems Holdings, Inc.
          Company Guar. Notes
          4.75% due 10/07/2044*....................  105,000     104,148
         Boeing Co.
          Senior Notes
          0.95% due 05/15/2018.....................  490,000     486,153
                                                              ----------
                                                               1,133,763
                                                              ----------
       AEROSPACE/DEFENSE-EQUIPMENT -- 0.3%
         Harris Corp.
          Senior Notes
          4.85% due 04/27/2035.....................  345,000     332,989
         Harris Corp.
          Senior Notes
          5.05% due 04/27/2045.....................  327,000     315,617
         Moog, Inc.
          Company Guar. Notes
          5.25% due 12/01/2022*....................  578,000     578,000
                                                              ----------
                                                               1,226,606
                                                              ----------
       AIRLINES -- 0.7%
         Allegiant Travel Co.
          Company Guar. Notes
          5.50% due 07/15/2019.....................  882,000     883,654
         American Airlines Pass Through Trust
          Pass Through Certs.
          Series 2015-A, Class A
          4.00% due 03/22/2029.....................  232,000     230,840

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 3)
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      AIRLINES (CONTINUED)
        Atlas Air, Inc.
         Pass Through Certs.
         Series 1999-1, Class A-1
         7.20% due 07/02/2020....................... $   66,379 $   67,209
        Atlas Air, Inc.
         Pass Through Certs.
         Series 1999-1, Class B
         7.63% due 07/02/2016(3)....................     29,568     29,863
        Atlas Air, Inc.
         Pass Through Certs.
         Series 2000-1, Class B
         9.06% due 07/02/2017.......................    232,838    246,808
        United Airlines Pass Through Trust
         Pass Through Certs.
         Series 2014-2, Class B
         4.63% due 03/03/2024.......................    750,000    746,250
        United Airlines Pass Through Trust
         Pass Through Certs.
         Series 2013-1, Class B
         5.38% due 02/15/2023.......................    500,301    512,809
                                                                ----------
                                                                 2,717,433
                                                                ----------
      ALTERNATIVE WASTE TECHNOLOGY -- 0.2%
        ADS Waste Holdings, Inc.
         Company Guar. Notes
         8.25% due 10/01/2020.......................    997,000    994,508
                                                                ----------
      AUTO-CARS/LIGHT TRUCKS -- 0.4%
        American Honda Finance Corp.
         Senior Notes
         1.20% due 07/14/2017.......................    619,000    618,582
        Daimler Finance North America LLC
         Company Guar. Notes
         2.45% due 05/18/2020*......................    577,000    564,043
        Ford Motor Credit Co. LLC
         Senior Notes
         1.50% due 01/17/2017.......................    360,000    358,751
        Toyota Motor Credit Corp.
         Senior Notes
         1.55% due 07/13/2018.......................    229,000    230,043
                                                                ----------
                                                                 1,771,419
                                                                ----------
      AUTO-HEAVY DUTY TRUCKS -- 0.3%
        JB Poindexter & Co., Inc.
         Senior Notes
         9.00% due 04/01/2022*......................  1,325,000  1,394,562
                                                                ----------
      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.2%
        Affinia Group, Inc.
         Company Guar. Notes
         7.75% due 05/01/2021.......................    625,000    656,250
                                                                ----------
      BANKS-COMMERCIAL -- 0.7%
        Discover Bank
         Senior Notes
         3.10% due 06/04/2020.......................    261,000    263,526
        First Tennessee Bank NA
         Senior Notes
         2.95% due 12/01/2019.......................    445,000    449,789


                                                      PRINCIPAL   VALUE
                   SECURITY DESCRIPTION               AMOUNT**   (NOTE 3)
      BANKS-COMMERCIAL (CONTINUED)
        KeyBank NA
         Senior Notes
         2.25% due 03/16/2020........................ $493,000  $  491,426
        PNC Bank NA
         Senior Notes
         1.13% due 01/27/2017........................  529,000     529,289
        Regions Financial Corp.
         Sub. Notes
         7.38% due 12/10/2037........................  610,000     770,992
        Woori Bank
         Senior Note
         4.75% due 04/30/2024........................  350,000     361,453
                                                                ----------
                                                                 2,866,475
                                                                ----------
      BANKS-FIDUCIARY -- 0.2%
        Citizens Financial Group, Inc.
         Sub. Notes
         4.15% due 09/28/2022*.......................  775,000     794,087
                                                                ----------
      BANKS-SUPER REGIONAL -- 0.3%
        Bank of America NA
         Senior Notes
         1.65% due 03/26/2018........................  300,000     299,763
        Wells Fargo & Co.
         Senior Notes
         1.40% due 09/08/2017........................  628,000     628,433
        Wells Fargo & Co.
         Sub. Notes
         4.30% due 07/22/2027........................  295,000     300,647
                                                                ----------
                                                                 1,228,843
                                                                ----------
      BATTERIES/BATTERY SYSTEMS -- 0.2%
        EnerSys
         Company Guar. Notes
         5.00% due 04/30/2023*.......................  876,000     849,720
                                                                ----------
      BROADCAST SERVICES/PROGRAM -- 0.1%
        Clear Channel Worldwide Holdings, Inc.
         Company Guar. Notes
         6.50% due 11/15/2022........................  619,000     615,905
                                                                ----------
      BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.1%
        Building Materials Corp. of America
         Senior Notes
         6.00% due 10/15/2025*.......................  287,000     289,870
                                                                ----------
      BUILDING & CONSTRUCTION-MISC. -- 0.1%
        Weekley Homes LLC/Weekley Finance Corp.
         Senior Notes
         6.00% due 02/01/2023........................  384,000     356,160
                                                                ----------
      BUILDING PRODUCTS-CEMENT -- 0.2%
        Cemex Finance LLC
         Senior Sec. Notes
         6.00% due 04/01/2024*.......................  527,000     479,570
        Vulcan Materials Co.
         Senior Notes
         4.50% due 04/01/2025........................  334,000     327,320
                                                                ----------
                                                                   806,890
                                                                ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                  AMOUNT**    (NOTE 3)
   U.S. CORPORATE BONDS & NOTES (CONTINUED)
   BUILDING PRODUCTS-WOOD -- 0.1%
     Masco Corp.
      Senior Notes
      4.45% due 04/01/2025............................ $  468,000 $  473,850
                                                                  ----------
   CABLE/SATELLITE TV -- 0.8%
     Altice US Finance I Corp
      Senior Sec. Notes
      5.38% due 07/15/2023*...........................    900,000    864,000
     Cable One, Inc.
      Company Guar. Notes
      5.75% due 06/15/2022*...........................    681,000    671,125
     CCO Safari II LLC
      Senior Sec. Notes
      4.91% due 07/23/2025*...........................    542,000    539,400
     CCO Safari II LLC
      Senior Sec. Notes
      6.38% due 10/23/2035*...........................    187,000    189,197
     CCO Safari II LLC
      Senior Sec. Notes
      6.48% due 10/23/2045*...........................    182,000    183,611
     DISH DBS Corp.
      Company Guar. Notes
      5.00% due 03/15/2023............................    674,000    564,475
     DISH DBS Corp.
      Company Guar. Notes
      5.88% due 11/15/2024............................    286,000    242,921
                                                                  ----------
                                                                   3,254,729
                                                                  ----------
   CASINO HOTELS -- 0.9%
     Caesars Entertainment Resort Properties LLC
      Senior Sec. Notes
      8.00% due 10/01/2020............................    719,000    683,050
     Caesars Entertainment Resort Properties LLC
      Sec. Notes
      11.00% due 10/01/2021...........................  1,189,000  1,079,017
     Downstream Development Authority of the
      Quapaw Tribe of Oklahoma
      Senior Sec. Notes
      10.50% due 07/01/2019*..........................    629,000    655,733
     Golden Nugget Escrow, Inc.
      Senior Notes
      8.50% due 12/01/2021*...........................    845,000    849,225
     Seminole Hard Rock Entertainment, Inc./Seminole
      Hard Rock International LLC
      Company Guar. Notes
      5.88% due 05/15/2021*...........................    575,000    566,375
                                                                  ----------
                                                                   3,833,400
                                                                  ----------
   CELLULAR TELECOM -- 0.9%
     Sprint Corp.
      Company Guar. Notes
      7.13% due 06/15/2024............................    969,000    745,742
     Sprint Corp.
      Company Guar. Notes
      7.25% due 09/15/2021............................  1,505,000  1,232,219
     Sprint Corp.
      Company Guar. Notes
      7.63% due 02/15/2025............................  1,325,000  1,026,047


                                                      PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT**    (NOTE 3)
    CELLULAR TELECOM (CONTINUED)
      T-Mobile USA, Inc.
       Company Guar. Notes
       6.50% due 01/15/2024.......................... $  900,000 $  872,438
                                                                 ----------
                                                                  3,876,446
                                                                 ----------
    CHEMICALS-DIVERSIFIED -- 0.2%
      Eco Services Operations LLC/Eco Finance Corp.
       Senior Notes
       8.50% due 11/01/2022*.........................    857,000    762,730
                                                                 ----------
    CHEMICALS-SPECIALTY -- 0.4%
      Chemtura Corp.
       Company Guar. Notes
       5.75% due 07/15/2021..........................    741,000    731,738
      Lubrizol Corp.
       Company Guar. Notes
       6.50% due 10/01/2034..........................    248,000    312,266
      Tronox Finance LLC
       Company Guar. Notes
       7.50% due 03/15/2022*.........................    912,000    576,840
                                                                 ----------
                                                                  1,620,844
                                                                 ----------
    COAL -- 0.2%
      SunCoke Energy Partners LP/SunCoke Energy
       Partners Finance Corp.
       Company Guar. Notes
       7.38% due 02/01/2020*.........................    891,000    788,357
                                                                 ----------
    COATINGS/PAINT -- 0.2%
      RPM International, Inc.
       Senior Notes
       5.25% due 06/01/2045..........................    573,000    545,388
      Sherwin-Williams Co.
       Senior Notes
       4.55% due 08/01/2045..........................    147,000    152,980
      Valspar Corp.
       Senior Notes
       3.95% due 01/15/2026..........................    144,000    147,028
                                                                 ----------
                                                                    845,396
                                                                 ----------
    COMMERCIAL SERVICES-FINANCE -- 0.7%
      Automatic Data Processing, Inc.
       Senior Notes
       2.25% due 09/15/2020..........................    174,000    175,066
      Automatic Data Processing, Inc.
       Senior Notes
       3.38% due 09/15/2025..........................    204,000    207,179
      Global Cash Access, Inc.
       Senior Notes
       10.00% due 01/15/2022*........................    826,000    768,180
      Harland Clarke Holdings Corp.
       Senior Sec. Notes
       6.88% due 03/01/2020*.........................    540,000    486,000
      Harland Clarke Holdings Corp.
       Senior Notes
       9.25% due 03/01/2021*.........................  1,375,000  1,142,969
                                                                 ----------
                                                                  2,779,394
                                                                 ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                    PRINCIPAL     VALUE
                SECURITY DESCRIPTION                AMOUNT**     (NOTE 3)
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     COMPUTER SERVICES -- 0.3%
       Hewlett Packard Enterprise Co.
        Company Guar. Notes
        4.90% due 10/15/2025*.....................   $  329,000 $  328,095
       Hewlett Packard Enterprise Co.
        Company Guar. Notes
        6.20% due 10/15/2035*.....................      384,000    383,777
       Hewlett Packard Enterprise Co.
        Company Guar. Notes
        6.35% due 10/15/2045*.....................      349,000    346,627
       Leidos, Inc.
        Company Guar. Notes
        7.13% due 07/01/2032......................      102,000    107,428
                                                                ----------
                                                                 1,165,927
                                                                ----------
     COMPUTERS -- 0.5%
       Apple, Inc.
        Senior Notes
        2.85% due 05/06/2021......................      504,000    516,892
       Apple, Inc.
        Senior Notes
        3.45% due 02/09/2045......................       91,000     77,039
       Dell, Inc.
        Senior Notes
        4.63% due 04/01/2021......................      317,000    310,660
       Dell, Inc.
        Senior Notes
        7.10% due 04/15/2028......................      414,000    407,790
       Hewlett-Packard Co.
        Senior Notes
        6.00% due 09/15/2041......................      855,000    840,500
                                                                ----------
                                                                 2,152,881
                                                                ----------
     CONSUMER PRODUCTS-MISC. -- 0.0%
       Kimberly-Clark Corp.
        Senior Notes
        1.85% due 03/01/2020......................      137,000    136,855
                                                                ----------
     CONTAINERS-METAL/GLASS -- 0.5%
       Ball Corp.
        Company Guar. Notes
        5.00% due 03/15/2022......................      335,000    335,837
       Crown Cork & Seal Co., Inc.
        Company Guar. Notes
        7.38% due 12/15/2026......................    1,750,000  1,907,500
                                                                ----------
                                                                 2,243,337
                                                                ----------
     CONTAINERS-PAPER/PLASTIC -- 0.3%
       Consolidated Container Co.
        LLC/Consolidated Container Capital, Inc.
        Company Guar. Notes
        10.13% due 07/15/2020*....................      805,000    676,200
       Graphic Packaging International, Inc.
        Company Guar. Notes
        4.88% due 11/15/2022......................      505,000    503,738
                                                                ----------
                                                                 1,179,938
                                                                ----------
     COSMETICS & TOILETRIES -- 0.1%
       Colgate-Palmolive Co. FRS
        Senior Notes
        0.21% due 05/14/2019...................... EUR  300,000    334,745
                                                                ----------


                                                  PRINCIPAL     VALUE
                 SECURITY DESCRIPTION             AMOUNT**     (NOTE 3)
       DATA PROCESSING/MANAGEMENT -- 0.0%
         First Data Corp.
          Senior Sec. Notes
          5.38% due 08/15/2023*.................   $  200,000 $  198,000
                                                              ----------
       DECISION SUPPORT SOFTWARE -- 0.1%
         MSCI, Inc.
          Company Guar. Notes
          5.75% due 08/15/2025*.................      213,000    214,598
                                                              ----------
       DIAGNOSTIC EQUIPMENT -- 0.1%
         Danaher Corp.
          Senior Notes
          3.35% due 09/15/2025..................      254,000    259,098
         Danaher Corp.
          Senior Notes
          4.38% due 09/15/2045..................      264,000    273,059
                                                              ----------
                                                                 532,157
                                                              ----------
       DISPOSABLE MEDICAL PRODUCTS -- 0.3%
         Sterigenics-Nordion Holdings LLC
          Senior Notes
          6.50% due 05/15/2023*.................    1,088,000  1,079,840
                                                              ----------
       DISTRIBUTION/WHOLESALE -- 0.2%
         H&E Equipment Services, Inc.
          Company Guar. Notes
          7.00% due 09/01/2022..................    1,039,000  1,007,830
         LKQ Corp.
          Company Guar. Notes
          4.75% due 05/15/2023..................       22,000     21,175
                                                              ----------
                                                               1,029,005
                                                              ----------
       DIVERSIFIED BANKING INSTITUTIONS -- 2.3%
         Bank of America Corp.
          Senior Notes
          2.50% due 07/27/2020.................. EUR  245,000    289,983
         Bank of America Corp.
          Sub. Notes
          3.95% due 04/21/2025..................      354,000    344,384
         Bank of America Corp.
          Sub. Notes
          4.25% due 10/22/2026..................      504,000    498,262
         Bank of America Corp.
          Senior Notes
          7.00% due 07/31/2028.................. GBP  100,000    204,224
         Bank of America Corp.
          Sub. Notes
          7.25% due 10/15/2025..................      117,000    144,558
         Citigroup, Inc.
          Sub. Notes
          3.88% due 03/26/2025..................      186,000    180,757
         Citigroup, Inc.
          Sub. Notes
          4.40% due 06/10/2025..................      950,000    955,448
         Citigroup, Inc.
          Senior Notes
          5.15% due 05/21/2026.................. GBP   40,000     70,103
         Citigroup, Inc.
          Sub. Notes
          6.00% due 10/31/2033..................      199,000    227,282

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 3)
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      DIVERSIFIED BANKING INSTITUTIONS (CONTINUED)
        Goldman Sachs Group, Inc.
         Senior Notes
         2.55% due 10/23/2019......................   $ 411,000 $  413,665
        Goldman Sachs Group, Inc.
         Senior Notes
         3.63% due 01/22/2023......................     412,000    417,370
        Goldman Sachs Group, Inc.
         Sub. Notes
         5.15% due 05/22/2045......................     244,000    239,500
        Goldman Sachs Group, Inc.
         Sub. Notes
         6.13% due 05/14/2017...................... GBP 175,000    280,899
        Goldman Sachs Group, Inc.
         Senior Notes
         6.13% due 02/15/2033......................     518,000    619,511
        Goldman Sachs Group, Inc.
         Sub. Notes
         6.75% due 10/01/2037......................     643,000    767,046
        JPMorgan Chase & Co.
         Senior Notes
         3.25% due 09/23/2022......................     337,000    337,242
        JPMorgan Chase & Co.
         Sub. Notes
         4.13% due 12/15/2026......................     513,000    510,971
        JPMorgan Chase & Co.
         Sub. Notes
         4.95% due 06/01/2045......................     195,000    195,585
        Morgan Stanley
         Senior Notes
         1.88% due 01/05/2018......................     457,000    458,179
        Morgan Stanley
         Senior Notes
         2.80% due 06/16/2020......................     213,000    214,205
        Morgan Stanley
         Sub. Notes
         4.10% due 05/22/2023......................     771,000    780,339
        Morgan Stanley
         Senior Notes
         4.75% due 03/22/2017......................     700,000    733,305
        Morgan Stanley
         Sub. Notes
         5.00% due 11/24/2025......................     395,000    419,973
        Morgan Stanley
         Senior Notes
         6.50% due 12/28/2018...................... EUR 300,000    396,483
                                                                ----------
                                                                 9,699,274
                                                                ----------
      DIVERSIFIED FINANCIAL SERVICES -- 0.3%
        General Electric Capital Corp.
         Company Guar. Notes
         1.25% due 05/15/2017......................     684,000    687,728
        USAA Capital Corp.
         Senior Notes
         2.13% due 06/03/2019*.....................     420,000    422,836
                                                                ----------
                                                                 1,110,564
                                                                ----------


                                                   PRINCIPAL     VALUE
                SECURITY DESCRIPTION               AMOUNT**     (NOTE 3)
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.6%
        3M Co. FRS
         Senior Notes
         0.21% due 05/15/2020.................... EUR  600,000 $  666,925
        General Electric Co.
         Senior Notes
         2.70% due 10/09/2022....................      432,000    433,090
        Ingersoll-Rand Global Holding Co., Ltd.
         Company Guar. Notes
         5.75% due 06/15/2043....................      567,000    622,989
        Textron, Inc.
         Senior Notes
         4.63% due 09/21/2016....................      595,000    612,201
        Trinity Industries, Inc.
         Company Guar. Notes
         4.55% due 10/01/2024....................      343,000    324,007
                                                               ----------
                                                                2,659,212
                                                               ----------
      DIVERSIFIED OPERATIONS -- 0.1%
        MUFG Americas Holdings Corp.
         Senior Notes
         1.63% due 02/09/2018....................      208,000    207,469
                                                               ----------
      E-COMMERCE/SERVICES -- 0.2%
        Netflix, Inc.
         Senior Notes
         5.88% due 02/15/2025*...................      981,000  1,007,978
                                                               ----------
      ELECTRIC-GENERATION -- 0.2%
        NRG REMA LLC
         Pass Through Certs.
         9.24% due 07/02/2017....................      155,247    159,128
        Terraform Global Operating LLC
         Company Guar. Notes
         9.75% due 08/15/2022*...................      679,000    544,898
                                                               ----------
                                                                  704,026
                                                               ----------
      ELECTRIC-INTEGRATED -- 1.7%
        AES Corp.
         Senior Notes
         5.50% due 03/15/2024....................    1,020,000    904,230
        Arizona Public Service Co.
         Senior Notes
         2.20% due 01/15/2020....................      227,000    226,773
        Dominion Resources, Inc.
         Senior Notes
         5.25% due 08/01/2033....................      755,000    813,753
        Entergy Arkansas, Inc.
         1st Mtg. Bonds
         4.95% due 12/15/2044....................      359,000    361,774
        Entergy Louisiana LLC
         1st Mtg. Bonds
         4.95% due 01/15/2045....................      326,000    329,308
        Exelon Corp.
         Senior Notes
         4.95% due 06/15/2035....................      161,000    162,267
        Exelon Corp.
         Senior Notes
         5.10% due 06/15/2045....................      164,000    167,456

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 3)
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      ELECTRIC-INTEGRATED (CONTINUED)
        Exelon Generation Co. LLC
         Senior Notes
         2.95% due 01/15/2020....................... $  307,000 $  311,068
        FirstEnergy Corp.
         Senior Notes
         7.38% due 11/15/2031.......................    456,000    550,339
        Georgia Power Co.
         Senior Notes
         3.00% due 04/15/2016.......................    180,000    182,126
        Louisville Gas & Electric Co.
         1st Mtg. Notes
         4.38% due 10/01/2045.......................     41,000     42,393
        Mirant Mid Atlantic LLC Pass Through Trust
         Pass Through Certs. Series B
         9.13% due 06/30/2017.......................    194,836    201,655
        Mirant Mid Atlantic LLC Pass Through Trust
         Pass Through Certs. Series C
         10.06% due 12/30/2028......................  1,051,264  1,095,942
        South Carolina Electric & Gas Co.
         1st Mtg. Bonds
         5.10% due 06/01/2065.......................    208,000    218,935
        Southern California Edison Co.
         1st Mtg. Bonds
         1.13% due 05/01/2017.......................    628,000    627,503
        Talen Energy Supply LLC
         Senior Notes
         6.50% due 06/01/2025*......................    900,000    774,000
        Trans-Allegheny Interstate Line Co.
         Senior Notes
         3.85% due 06/01/2025*......................    255,000    256,157
                                                                ----------
                                                                 7,225,679
                                                                ----------
      ELECTRONIC COMPONENTS-MISC. -- 0.1%
        Corning, Inc.
         Senior Notes
         1.50% due 05/08/2018.......................    229,000    229,197
        Corning, Inc.
         Senior Notes
         2.90% due 05/15/2022.......................    229,000    229,533
                                                                ----------
                                                                   458,730
                                                                ----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.3%
        Intel Corp.
         Senior Notes
         1.35% due 12/15/2017.......................    496,000    495,113
        Micron Technology, Inc.
         Senior Notes
         5.63% due 01/15/2026*......................    900,000    810,000
                                                                ----------
                                                                 1,305,113
                                                                ----------
      ELECTRONICS-MILITARY -- 0.0%
        L-3 Communications Corp.
         Company Guar. Notes
         3.95% due 05/28/2024.......................    100,000     95,865
                                                                ----------
      ENERGY-ALTERNATE SOURCES -- 0.1%
        TerraForm Power Operating LLC
         Company Guar. Notes
         5.88% due 02/01/2023*......................    636,000    561,270
                                                                ----------


                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 3)
      ENTERPRISE SOFTWARE/SERVICE -- 0.3%
        Infor US, Inc.
         Senior Sec. Notes
         5.75% due 08/15/2020*...................... $  770,000 $  766,150
        Oracle Corp.
         Senior Notes
         3.90% due 05/15/2035.......................    345,000    327,331
                                                                ----------
                                                                 1,093,481
                                                                ----------
      FINANCE-AUTO LOANS -- 0.5%
        Ally Financial, Inc.
         Senior Notes
         5.13% due 09/30/2024.......................    985,000    972,688
        Credit Acceptance Corp.
         Company Guar. Notes
         7.38% due 03/15/2023*......................  1,075,000  1,099,187
                                                                ----------
                                                                 2,071,875
                                                                ----------
      FINANCE-COMMERCIAL -- 0.2%
        Jefferies Finance LLC/JFIN Co-Issuer Corp.
         Senior Notes
         6.88% due 04/15/2022*......................    524,000    476,840
        Jefferies Finance LLC/JFIN Co-Issuer Corp.
         Senior Notes
         7.38% due 04/01/2020*......................    498,000    479,972
                                                                ----------
                                                                   956,812
                                                                ----------
      FINANCE-CONSUMER LOANS -- 0.5%
        Enova International, Inc.
         Company Guar. Notes
         9.75% due 06/01/2021.......................  1,527,000  1,236,870
        OneMain Financial Holdings, Inc.
         Company Guar. Notes
         6.75% due 12/15/2019*......................    575,000    595,125
        Synchrony Financial
         Senior Notes
         4.25% due 08/15/2024.......................    447,000    445,334
                                                                ----------
                                                                 2,277,329
                                                                ----------
      FINANCE-CREDIT CARD -- 0.3%
        American Express Credit Corp.
         Senior Notes
         1.55% due 09/22/2017.......................    281,000    281,778
        American Express Credit Corp.
         Senior Notes
         2.38% due 05/26/2020.......................    374,000    373,809
        Discover Financial Services
         Senior Notes
         3.75% due 03/04/2025.......................    441,000    427,086
                                                                ----------
                                                                 1,082,673
                                                                ----------
      FINANCE-INVESTMENT BANKER/BROKER -- 0.1%
        Lehman Brothers Holdings, Inc.
         Escrow Notes
         6.75% due 12/28/2017+(4)...................    280,000         28
        Lehman Brothers Holdings, Inc.
         Escrow Notes
         7.50% due 05/11/2038+(4)...................    361,000         36

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                         PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                   AMOUNT**    (NOTE 3)
  U.S. CORPORATE BONDS & NOTES (CONTINUED)
  FINANCE-INVESTMENT BANKER/BROKER (CONTINUED)
    TD Ameritrade Holding Corp.
     Senior Notes
     2.95% due 04/01/2022............................... $  281,000 $  282,977
                                                                    ----------
                                                                       283,041
                                                                    ----------
  FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
    Quicken Loans, Inc.
     Company Guar. Notes
     5.75% due 05/01/2025*..............................    900,000    844,875
                                                                    ----------
  FINANCE-OTHER SERVICES -- 0.3%
    National Rural Utilities Cooperative Finance Corp.
     Senior Notes
     0.95% due 04/24/2017...............................    192,000    191,724
    National Rural Utilities Cooperative Finance Corp.
     Collateral Trust Bonds
     1.10% due 01/27/2017...............................    850,000    852,412
    National Rural Utilities Cooperative Finance Corp.
     Collateral Trust Bonds
     2.00% due 01/27/2020...............................    385,000    381,321
                                                                    ----------
                                                                     1,425,457
                                                                    ----------
  FIREARMS & AMMUNITION -- 0.2%
    FGI Operating Co. LLC/FGI Finance, Inc.
     Sec. Notes
     7.88% due 05/01/2020...............................  1,115,000    847,400
                                                                    ----------
  FOOD-DAIRY PRODUCTS -- 0.2%
    Dean Foods Co.
     Company Guar. Notes
     6.50% due 03/15/2023*..............................    800,000    812,000
                                                                    ----------
  FOOD-FLOUR & GRAIN -- 0.1%
    Post Holdings, Inc.
     Company Guar. Notes
     7.75% due 03/15/2024*..............................    463,000    474,575
                                                                    ----------
  FOOD-MEAT PRODUCTS -- 0.2%
    JBS USA LLC/JBS USA Finance, Inc.
     Senior Notes
     5.88% due 07/15/2024*..............................    733,000    687,188
                                                                    ----------
  FOOD-MISC./DIVERSIFIED -- 0.2%
    Darling Ingredients, Inc.
     Company Guar. Notes
     5.38% due 01/15/2022...............................    766,000    750,680
                                                                    ----------
  FOOD-RETAIL -- 0.3%
    SUPERVALU, Inc.
     Senior Notes
     7.75% due 11/15/2022...............................  1,058,000  1,058,000
                                                                    ----------
  FOOD-WHOLESALE/DISTRIBUTION -- 0.2%
    C&S Group Enterprises LLC
     Senior Sec. Notes
     5.38% due 07/15/2022*..............................    681,000    619,710
                                                                    ----------
  GAMBLING (NON-HOTEL) -- 0.3%
    Scientific Games International, Inc.
     Senior Sec. Notes
     7.00% due 01/01/2022*..............................    585,000    576,225


                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT**    (NOTE 3)
       GAMBLING (NON-HOTEL) (CONTINUED)
         Scientific Games International, Inc.
          Company Guar. Notes
          10.00% due 12/01/2022................... $  572,000 $  499,070
         Waterford Gaming LLC/Waterford Gaming
          Financial Corp.
          Escrow Notes
          8.63% due 09/15/2014*+(3)(4)............    478,062      4,685
                                                              ----------
                                                               1,079,980
                                                              ----------
       GAS-DISTRIBUTION -- 0.1%
         Dominion Gas Holdings LLC
          Senior Notes
          4.80% due 11/01/2043....................    252,000    247,712
                                                              ----------
       HOTELS/MOTELS -- 0.2%
         Interval Acquisition Corp.
          Company Guar. Notes
          5.63% due 04/15/2023*...................    650,000    640,250
                                                              ----------
       INDEPENDENT POWER PRODUCERS -- 0.6%
         Dynegy, Inc.
          Company Guar. Notes
          7.38% due 11/01/2022....................    800,000    807,000
         GenOn Energy, Inc.
          Senior Notes
          9.50% due 10/15/2018....................    753,000    696,525
         NRG Energy, Inc.
          Company Guar. Notes
          6.25% due 07/15/2022....................  1,062,000    966,420
                                                              ----------
                                                               2,469,945
                                                              ----------
       INDUSTRIAL GASES -- 0.0%
         Airgas, Inc.
          Senior Notes
          3.05% due 08/01/2020....................    114,000    115,757
                                                              ----------
       INSURANCE-LIFE/HEALTH -- 0.3%
         CNO Financial Group, Inc.
          Senior Notes
          5.25% due 05/30/2025....................    413,000    419,195
         Pacific LifeCorp
          Senior Notes
          6.00% due 02/10/2020*...................    295,000    333,062
         Pricoa Global Funding I
          Senior Sec. Notes
          1.35% due 08/18/2017*...................    494,000    492,600
                                                              ----------
                                                               1,244,857
                                                              ----------
       INSURANCE-MULTI-LINE -- 0.2%
         Assurant, Inc.
          Senior Notes
          6.75% due 02/15/2034....................    831,000    998,481
                                                              ----------
       INSURANCE-MUTUAL -- 0.5%
         Massachusetts Mutual Life Insurance Co.
          Sub. Notes
          4.50% due 04/15/2065*...................    242,000    222,631
         MassMutual Global Funding II Senior
          Sec. Notes
          2.00% due 04/05/2017*...................    856,000    867,059

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION               AMOUNT**    (NOTE 3)
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      INSURANCE-MUTUAL (CONTINUED)
        MassMutual Global Funding II
         Senior Sec. Notes
         2.50% due 10/17/2022*..................... $  345,000 $  335,789
        New York Life Global Funding
         Sec. Notes
         1.65% due 05/15/2017*.....................    679,000    683,839
                                                               ----------
                                                                2,109,318
                                                               ----------
      INTERNET CONNECTIVITY SERVICES -- 0.5%
        Cogent Communications Group, Inc.
         Senior Sec. Notes
         5.38% due 03/01/2022*.....................  1,204,000  1,164,870
        Zayo Group LLC/Zayo Capital, Inc.
         Company Guar. Notes
         6.00% due 04/01/2023*.....................    726,000    704,220
                                                               ----------
                                                                1,869,090
                                                               ----------
      INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.5%
        Drawbridge Special Opportunities Fund LP/
         Drawbridge Special Opportunities Finance
         Senior Notes
         5.00% due 08/01/2021*.....................  1,106,000  1,081,115
        National Financial Partners Corp.
         Senior Notes
         9.00% due 07/15/2021*.....................  1,196,000  1,154,140
                                                               ----------
                                                                2,235,255
                                                               ----------
      MACHINERY-FARMING -- 0.4%
        John Deere Capital Corp.
         Senior Notes
         1.13% due 06/12/2017......................    756,000    755,585
        John Deere Capital Corp.
         Senior Notes
         1.55% due 12/15/2017......................    766,000    770,113
                                                               ----------
                                                                1,525,698
                                                               ----------
      MARINE SERVICES -- 0.2%
        Great Lakes Dredge & Dock Corp.
         Company Guar. Notes
         7.38% due 02/01/2019......................    699,000    700,748
                                                               ----------
      MEDICAL LABS & TESTING SERVICES -- 0.3%
        Laboratory Corp. of America Holdings
         Senior Notes
         3.20% due 02/01/2022......................    119,000    118,446
        Laboratory Corp. of America Holdings
         Senior Notes
         3.60% due 02/01/2025......................    386,000    373,673
        Laboratory Corp. of America Holdings
         Senior Notes
         4.70% due 02/01/2045......................    198,000    180,919
        Roche Holdings, Inc.
         Company Guar. Notes
         1.35% due 09/29/2017*.....................    700,000    703,339
                                                               ----------
                                                                1,376,377
                                                               ----------


                                                 PRINCIPAL    VALUE
                 SECURITY DESCRIPTION            AMOUNT**    (NOTE 3)
          MEDICAL PRODUCTS -- 0.2%
            Universal Hospital Services, Inc.
             Sec. Notes
             7.63% due 08/15/2020..............   $ 744,000 $  697,500
                                                            ----------
          MEDICAL-BIOMEDICAL/GENE -- 0.3%
            Biogen, Inc.
             Senior Notes
             4.05% due 09/15/2025..............     286,000    288,912
            Biogen, Inc.
             Senior Notes
             5.20% due 09/15/2045..............     280,000    282,534
            Celgene Corp.
             Senior Notes
             5.00% due 08/15/2045..............     281,000    278,723
            Gilead Sciences, Inc.
             Senior Notes
             3.65% due 03/01/2026..............      57,000     57,265
            Gilead Sciences, Inc.
             Senior Notes
             4.75% due 03/01/2046..............     196,000    196,904
                                                            ----------
                                                             1,104,338
                                                            ----------
          MEDICAL-DRUGS -- 0.8%
            Baxalta, Inc.
             Senior Notes
             3.60% due 06/23/2022*.............     301,000    303,896
            Baxalta, Inc.
             Senior Notes
             4.00% due 06/23/2025*.............     164,000    164,254
            Endo Finance LLC
             Company Guar. Notes
             5.75% due 01/15/2022*.............     703,000    695,970
            Forest Laboratories LLC
             Company Guar. Notes
             4.88% due 02/15/2021*.............     486,000    524,899
            Merck & Co., Inc.
             Senior Notes
             1.88% due 10/15/2026.............. EUR 550,000    624,992
            Quintiles Transnational Corp.
             Company Guar. Notes
             4.88% due 05/15/2023*.............     900,000    891,000
                                                            ----------
                                                             3,205,011
                                                            ----------
          MEDICAL-GENERIC DRUGS -- 0.0%
            Mylan, Inc.
             Company Guar. Notes
             5.40% due 11/29/2043..............     180,000    177,961
                                                            ----------
          MEDICAL-HMO -- 0.1%
            UnitedHealth Group, Inc.
             Senior Notes
             1.40% due 12/15/2017..............     395,000    394,594
            UnitedHealth Group, Inc.
             Senior Notes
             3.35% due 07/15/2022..............     212,000    218,805
                                                            ----------
                                                               613,399
                                                            ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 3)
       U.S. CORPORATE BONDS & NOTES (CONTINUED)
       MEDICAL-HOSPITALS -- 1.1%
         HCA, Inc.
          Company Guar. Notes
          7.50% due 11/15/2095..................... $1,823,000 $1,804,770
         IASIS Healthcare LLC/IASIS Capital Corp.
          Company Guar. Notes
          8.38% due 05/15/2019.....................    625,000    642,969
         Tenet Healthcare Corp.
          Senior Sec. Notes
          4.75% due 06/01/2020.....................  1,249,000  1,261,490
         Tenet Healthcare Corp.
          Senior Notes
          6.75% due 06/15/2023.....................    405,000    401,962
         Tenet Healthcare Corp.
          Senior Notes
          6.88% due 11/15/2031.....................    565,000    508,500
                                                               ----------
                                                                4,619,691
                                                               ----------
       METAL-COPPER -- 0.1%
         Freeport-McMoRan, Inc.
          Company Guar. Notes
          2.30% due 11/14/2017.....................    258,000    232,845
                                                               ----------
       MULTIMEDIA -- 0.4%
         21st Century Fox America, Inc.
          Company Guar. Notes
          4.75% due 09/15/2044.....................    213,000    209,674
         Time Warner, Inc.
          Company Guar. Notes
          3.60% due 07/15/2025.....................    736,000    720,691
         Viacom, Inc.
          Senior Notes
          3.88% due 04/01/2024.....................    114,000    106,873
         Viacom, Inc.
          Senior Notes
          4.85% due 12/15/2034.....................    169,000    146,005
         Viacom, Inc.
          Senior Notes
          5.25% due 04/01/2044.....................    338,000    295,074
         Walt Disney Co.
          Senior Notes
          1.50% due 09/17/2018.....................    298,000    299,021
                                                               ----------
                                                                1,777,338
                                                               ----------
       MUSIC -- 0.2%
         Gibson Brands, Inc.
          Senior Sec. Notes
          8.88% due 08/01/2018*....................     31,000     27,358
         WMG Acquisition Corp.
          Senior Sec. Notes
          6.00% due 01/15/2021*....................    439,000    439,000
         WMG Acquisition Corp.
          Company Guar. Notes
          6.75% due 04/15/2022*....................    481,000    452,140
                                                               ----------
                                                                  918,498
                                                               ----------


                                                         PRINCIPAL   VALUE
                   SECURITY DESCRIPTION                  AMOUNT**   (NOTE 3)
    NETWORKING PRODUCTS -- 0.1%
      Cisco Systems, Inc.
       Senior Notes
       2.13% due 03/01/2019............................. $  453,000 $458,681
                                                                    --------
    OIL & GAS DRILLING -- 0.1%
      Summit Midstream Holdings LLC/Summit
       Midstream Finance Corp.
       Company Guar. Notes
       5.50% due 08/15/2022.............................    416,000  357,760
                                                                    --------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.5%
      Anadarko Petroleum Corp.
       Senior Notes
       6.45% due 09/15/2036.............................    885,000  973,626
      Atlas Energy Holdings Operating Co. LLC/Atlas
       Resource Finance Corp.
       Company Guar. Notes
       7.75% due 01/15/2021.............................  1,139,000  478,380
      Carrizo Oil & Gas, Inc.
       Company Guar. Notes
       6.25% due 04/15/2023.............................    600,000  522,420
      Chaparral Energy, Inc.
       Company Guar. Notes
       8.25% due 09/01/2021.............................    635,000  193,294
      EP Energy LLC/Everest Acquisition Finance, Inc.
       Company Guar. Notes
       7.75% due 09/01/2022.............................    499,000  399,200
      EV Energy Partners LP/EV Energy Finance Corp.
       Company Guar. Notes
       8.00% due 04/15/2019.............................  1,105,000  751,400
      Halcon Resources Corp.
       Sec. Notes
       8.63% due 02/01/2020*............................    537,000  446,381
      Halcon Resources Corp.
       Company Guar. Notes
       9.75% due 07/15/2020.............................    550,000  187,000
      Hess Corp.
       Senior Notes
       5.60% due 02/15/2041.............................    208,000  193,834
      Hess Corp.
       Senior Notes
       7.88% due 10/01/2029.............................    235,000  277,431
      Hilcorp Energy I LP/Hilcorp Finance Co.
       Senior Notes
       5.00% due 12/01/2024*............................    685,000  582,250
      Legacy Reserves LP/Legacy Reserves Finance Corp.
       Company Guar. Notes
       6.63% due 12/01/2021.............................    652,000  443,360
      Memorial Production Partners LP/Memorial
       Production Finance Corp.
       Company Guar. Notes
       7.63% due 05/01/2021.............................    740,000  499,500
      Newfield Exploration Co.
       Senior Notes
       5.38% due 01/01/2026.............................    559,000  511,485

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 3)
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        OIL COMPANIES-EXPLORATION & PRODUCTION (CONTINUED)
          Noble Energy, Inc.
           Senior Notes
           3.90% due 11/15/2024.................. $  290,000 $   269,703
          Noble Energy, Inc.
           Senior Notes
           5.05% due 11/15/2044..................    245,000     212,166
          Northern Oil and Gas, Inc.
           Senior Notes
           8.00% due 06/01/2020..................  1,264,000     940,100
          Oasis Petroleum, Inc.
           Company Guar. Notes
           6.88% due 03/15/2022..................    500,000     396,150
          Occidental Petroleum Corp.
           Senior Notes
           3.50% due 06/15/2025..................    152,000     151,573
          Penn Virginia Corp.
           Company Guar. Notes
           7.25% due 04/15/2019..................    579,000     130,275
          Rex Energy Corp.
           Company Guar. Notes
           6.25% due 08/01/2022..................    642,000     256,800
          Sanchez Energy Corp.
           Company Guar. Notes
           6.13% due 01/15/2023..................    789,000     528,630
          SM Energy Co.
           Senior Notes
           5.63% due 06/01/2025..................    506,000     435,160
          Southwestern Energy Co.
           Senior Notes
           3.30% due 01/23/2018..................    119,000     116,929
          Southwestern Energy Co.
           Senior Notes
           4.95% due 01/23/2025..................    553,000     494,240
                                                             -----------
                                                              10,391,287
                                                             -----------
        OIL COMPANIES-INTEGRATED -- 0.4%
          Chevron Corp.
           Senior Notes
           1.37% due 03/02/2018..................    456,000     456,413
          Chevron Corp.
           Senior Notes
           1.96% due 03/03/2020..................    251,000     249,952
          ConocoPhillips Co.
           Company Guar. Notes
           1.50% due 05/15/2018..................    160,000     159,852
          Exxon Mobil Corp.
           Senior Notes
           1.31% due 03/06/2018..................    464,000     465,095
          Marathon Oil Corp.
           Senior Notes
           6.60% due 10/01/2037..................    324,000     324,664
                                                             -----------
                                                               1,655,976
                                                             -----------


                                                       PRINCIPAL   VALUE
                  SECURITY DESCRIPTION                 AMOUNT**   (NOTE 3)
     OIL REFINING & MARKETING -- 0.3%
       Calumet Specialty Products Partner LP/Calumet
        Finance Corp.
        Company Guar. Notes
        6.50% due 04/15/2021.......................... $646,000  $  581,400
       Murphy Oil USA, Inc.
        Company Guar. Notes
        6.00% due 08/15/2023..........................   57,000      58,283
       Reliance Holdings USA, Inc.
        Company Guar. Notes
        5.40% due 02/14/2022..........................  450,000     491,031
                                                                 ----------
                                                                  1,130,714
                                                                 ----------
     OIL-FIELD SERVICES -- 0.3%
       Bristow Group, Inc.
        Company Guar. Notes
        6.25% due 10/15/2022..........................  675,000     580,500
       Freeport-McMoran Oil & Gas LLC/FCX Oil &
        Gas, Inc.
        Company Guar. Notes
        6.63% due 05/01/2021..........................  196,000     172,480
       Freeport-McMoran Oil & Gas LLC/FCX Oil &
        Gas, Inc.
        Company Guar. Notes
        6.88% due 02/15/2023..........................  338,000     299,046
                                                                 ----------
                                                                  1,052,026
                                                                 ----------
     PAPER & RELATED PRODUCTS -- 0.7%
       Domtar Corp.
        Company Guar. Notes
        6.75% due 02/15/2044..........................  312,000     312,513
       Georgia-Pacific LLC
        Senior Notes
        3.60% due 03/01/2025*.........................  692,000     691,393
       Georgia-Pacific LLC
        Senior Notes
        3.73% due 07/15/2023*.........................  946,000     964,597
       Georgia-Pacific LLC
        Company Guar. Notes
        5.40% due 11/01/2020*.........................  387,000     433,656
       PH Glatfelter Co.
        Company Guar. Notes
        5.38% due 10/15/2020..........................  620,000     627,750
                                                                 ----------
                                                                  3,029,909
                                                                 ----------
     PIPELINES -- 1.8%
       Columbia Pipeline Group, Inc.
        Company Guar. Notes
        2.45% due 06/01/2018*.........................   83,000      83,160
       Columbia Pipeline Group, Inc.
        Company Guar. Notes
        4.50% due 06/01/2025*.........................  401,000     389,255
       Energy Transfer Equity LP
        Senior Sec. Notes
        7.50% due 10/15/2020..........................  700,000     696,500
       Energy Transfer Partners LP
        Senior Notes
        4.90% due 03/15/2035..........................  401,000     323,915

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                       PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT**    (NOTE 3)
    U.S. CORPORATE BONDS & NOTES (CONTINUED)
    PIPELINES (CONTINUED)
      Energy Transfer Partners LP
       Senior Notes
       5.15% due 03/15/2045........................... $  153,000 $  119,352
      Energy Transfer Partners LP
       Senior Notes
       6.63% due 10/15/2036...........................    736,000    700,237
      EnLink Midstream Partners LP
       Senior Notes
       5.05% due 04/01/2045...........................    219,000    185,548
      Genesis Energy LP/Genesis Energy Finance Corp.
       Company Guar. Notes
       5.63% due 06/15/2024...........................    715,000    614,900
      Genesis Energy LP/Genesis Energy Finance Corp.
       Company Guar. Notes
       6.00% due 05/15/2023...........................    532,000    468,160
      Kinder Morgan Energy Partners LP
       Company Guar. Notes
       4.70% due 11/01/2042...........................    224,000    168,748
      Kinder Morgan Energy Partners LP
       Company Guar. Notes
       6.50% due 04/01/2020...........................    688,000    761,666
      Kinder Morgan, Inc.
       Company Guar. Notes
       5.00% due 02/15/2021*..........................    589,000    601,866
      Rose Rock Midstream LP/Rose Rock
       Finance Corp.
       Company Guar. Notes
       5.63% due 07/15/2022...........................    461,000    405,680
      Sabine Pass Liquefaction LLC
       Senior Sec. Notes
       5.63% due 04/15/2023(8)........................    575,000    510,313
      Sabine Pass Liquefaction LLC
       Senior Sec. Notes
       6.25% due 03/15/2022...........................    511,000    475,230
      Tesoro Logistics LP/Tesoro Logistics
       Finance Corp.
       Company Guar. Notes
       6.13% due 10/15/2021...........................    926,000    909,795
      Williams Partners LP
       Senior Notes
       4.00% due 09/15/2025...........................    146,000    126,454
                                                                  ----------
                                                                   7,540,779
                                                                  ----------
    PRINTING-COMMERCIAL -- 0.5%
      Multi-Color Corp.
       Company Guar. Notes
       6.13% due 12/01/2022*..........................    887,000    906,957
      Quad/Graphics, Inc.
       Company Guar. Notes
       7.00% due 05/01/2022...........................  1,175,000  1,051,625
                                                                  ----------
                                                                   1,958,582
                                                                  ----------
    PUBLISHING-NEWSPAPERS -- 0.4%
      Lee Enterprises, Inc.
       Senior Sec. Notes
       9.50% due 03/15/2022*..........................    884,000    806,650


                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 3)
      PUBLISHING-NEWSPAPERS (CONTINUED)
        McClatchy Co.
         Senior Sec. Notes
         9.00% due 12/15/2022....................... $  979,000 $  881,100
                                                                ----------
                                                                 1,687,750
                                                                ----------
      PUBLISHING-PERIODICALS -- 0.6%
        Expo Event Transco, Inc.
         Senior Notes
         9.00% due 06/15/2021*......................  1,693,000  1,693,000
        Time, Inc.
         Company Guar. Notes
         5.75% due 04/15/2022*......................    810,000    757,350
                                                                ----------
                                                                 2,450,350
                                                                ----------
      RADIO -- 0.1%
        Sirius XM Radio, Inc.
         Company Guar. Notes
         5.38% due 04/15/2025*......................    525,000    501,375
                                                                ----------
      REAL ESTATE INVESTMENT TRUSTS -- 1.4%
        Communications Sales & Leasing, Inc. / CSL
         Capital LLC
         Company Guar. Notes
         8.25% due 10/15/2023.......................    381,000    325,755
        Communications Sales & Leasing, Inc./CSL
         Capital LLC
         Senior Sec. Notes
         6.00% due 04/15/2023*......................    471,000    419,190
        CTR Partnership LP/CareTrust Capital Corp.
         Company Guar. Notes
         5.88% due 06/01/2021.......................    781,000    796,620
        DuPont Fabros Technology LP
         Company Guar. Notes
         5.63% due 06/15/2023.......................    800,000    804,000
        ESH Hospitality, Inc.
         Company Guar. Notes
         5.25% due 05/01/2025*......................    935,000    918,637
        Omega Healthcare Investors, Inc.
         Company Guar. Notes
         4.50% due 04/01/2027*......................    480,000    456,820
        Omega Healthcare Investors, Inc.
         Company Guar. Notes
         4.95% due 04/01/2024.......................    474,000    479,155
        Omega Healthcare Investors, Inc.
         Company Guar. Notes
         5.25% due 01/15/2026*......................  1,043,000  1,060,241
        RHP Hotel Properties LP/RHP Finance Corp.
         Company Guar. Notes
         5.00% due 04/15/2023.......................    484,000    481,580
                                                                ----------
                                                                 5,741,998
                                                                ----------
      REAL ESTATE MANAGEMENT/SERVICES -- 0.3%
        American Campus Communities Operating
         Partnership LP
         Company Guar. Notes
         3.35% due 10/01/2020.......................     90,000     91,074

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 3)
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      REAL ESTATE MANAGEMENT/SERVICES (CONTINUED)
        American Campus Communities Operating
         Partnership LP
         Company Guar. Notes
         4.13% due 07/01/2024...................... $  302,000 $  303,600
        Kennedy-Wilson, Inc.
         Company Guar. Notes
         5.88% due 04/01/2024......................    775,000    757,562
                                                               ----------
                                                                1,152,236
                                                               ----------
      REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.2%
        Greystar Real Estate Partners LLC
         Senior Sec. Notes
         8.25% due 12/01/2022*.....................    941,000    983,345
                                                               ----------
      RENTAL AUTO/EQUIPMENT -- 0.2%
        United Rentals North America, Inc.
         Senior Sec. Notes
         4.63% due 07/15/2023......................    450,000    435,938
        United Rentals North America, Inc.
         Company Guar. Notes
         5.50% due 07/15/2025......................    550,000    514,250
                                                               ----------
                                                                  950,188
                                                               ----------
      RETAIL-APPLIANCES -- 0.3%
        Conn's, Inc.
         Company Guar. Notes
         7.25% due 07/15/2022......................  1,185,000  1,137,600
                                                               ----------
      RETAIL-AUTOMOBILE -- 0.0%
        AutoNation, Inc.
         Company Guar. Notes
         4.50% due 10/01/2025......................    200,000    203,843
                                                               ----------
      RETAIL-BUILDING PRODUCTS -- 0.0%
        Lowe's Cos., Inc.
         Senior Notes
         4.38% due 09/15/2045......................    150,000    151,732
                                                               ----------
      RETAIL-COMPUTER EQUIPMENT -- 0.1%
        GameStop Corp.
         Company Guar. Notes
         5.50% due 10/01/2019*.....................    500,000    515,150
                                                               ----------
      RETAIL-DISCOUNT -- 0.2%
        Costco Wholesale Corp.
         Senior Notes
         2.25% due 02/15/2022......................    484,000    479,465
        Dollar General Corp.
         Company Guar. Notes
         4.13% due 07/15/2017......................    440,000    453,690
                                                               ----------
                                                                  933,155
                                                               ----------
      RETAIL-DRUG STORE -- 0.2%
        CVS Pass-Through Trust
         Pass Through Certs.
         4.70% due 01/10/2036*.....................    271,223    282,899
        CVS Pass-Through Trust
         Pass Through Certs.
         5.77% due 01/10/2033*.....................    220,652    242,946


                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 3)
       RETAIL-DRUG STORE (CONTINUED)
         CVS Pass-Through Trust
          Pass Through Certs.
          5.93% due 01/10/2034*.................... $  349,174 $  400,772
                                                               ----------
                                                                  926,617
                                                               ----------
       RETAIL-REGIONAL DEPARTMENT STORES -- 0.1%
         Bon-Ton Department Stores, Inc.
          Sec. Notes
          8.00% due 06/15/2021.....................    684,000    403,560
         Kohl's Corp.
          Senior Notes
          5.55% due 07/17/2045.....................    211,000    206,704
                                                               ----------
                                                                  610,264
                                                               ----------
       RETAIL-RESTAURANTS -- 0.5%
         Landry's, Inc.
          Company Guar. Notes
          9.38% due 05/01/2020*....................    863,000    921,252
         PF Chang's China Bistro, Inc.
          Company Guar. Notes
          10.25% due 06/30/2020*...................  1,022,000    993,895
                                                               ----------
                                                                1,915,147
                                                               ----------
       RUBBER/PLASTIC PRODUCTS -- 0.0%
         Venture Holdings Co. LLC
          Company Guar. Notes
          11.00% due 06/01/2007+(3)(4)(5)(15)......    100,000          0
                                                               ----------
       SATELLITE TELECOM -- 0.1%
         Hughes Satellite Systems Corp.
          Company Guar. Notes
          7.63% due 06/15/2021.....................    407,000    435,999
                                                               ----------
       SAVINGS & LOANS/THRIFTS -- 0.7%
         Astoria Financial Corp.
          Senior Notes
          5.00% due 06/19/2017.....................    718,000    752,060
         First Niagara Financial Group, Inc.
          Senior Notes
          6.75% due 03/19/2020.....................  1,145,000  1,291,557
         First Niagara Financial Group, Inc.
          Sub. Notes
          7.25% due 12/15/2021.....................    714,000    802,707
                                                               ----------
                                                                2,846,324
                                                               ----------
       SCHOOLS -- 0.1%
         President and Fellows of Harvard College
          Notes
          3.62% due 10/01/2037.....................    191,000    186,935
         University of Pennsylvania
          Senior Notes
          4.67% due 09/01/2112.....................    292,000    281,261
                                                               ----------
                                                                  468,196
                                                               ----------
       SEMICONDUCTOR EQUIPMENT -- 0.0%
         Applied Materials, Inc.
          Senior Notes
          3.90% due 10/01/2025.....................    172,000    171,419
                                                               ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT**    (NOTE 3)
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        SPECIFIED PURPOSE ACQUISITIONS -- 0.3%
          Opal Acquisition, Inc.
           Senior Notes
           8.88% due 12/15/2021*................. $1,227,000 $1,154,914
                                                             ----------
        STEEL PIPE & TUBE -- 0.1%
          Valmont Industries, Inc.
           Company Guar. Notes
           5.25% due 10/01/2054..................    619,000    544,809
                                                             ----------
        STEEL-PRODUCERS -- 0.4%
          AK Steel Corp.
           Company Guar. Notes
           8.38% due 04/01/2022..................    698,000    352,296
          AK Steel Corp.
           Senior Sec. Notes
           8.75% due 12/01/2018..................    575,000    559,274
          Steel Dynamics, Inc.
           Company Guar. Notes
           5.13% due 10/01/2021..................    704,000    667,040
                                                             ----------
                                                              1,578,610
                                                             ----------
        STEEL-SPECIALTY -- 0.1%
          Allegheny Technologies, Inc.
           Senior Notes
           5.95% due 01/15/2021..................    331,000    297,900
                                                             ----------
        TELECOMMUNICATION EQUIPMENT -- 0.3%
          CommScope Technologies Finance LLC
           Senior Sec. Notes
           6.00% due 06/15/2025*.................    800,000    767,504
          Plantronics, Inc.
           Company Guar. Notes
           5.50% due 05/31/2023*.................    600,000    601,500
                                                             ----------
                                                              1,369,004
                                                             ----------
        TELEPHONE-INTEGRATED -- 2.1%
          AT&T, Inc.
           Senior Notes
           3.00% due 06/30/2022..................    748,000    729,752
          AT&T, Inc.
           Senior Notes
           3.40% due 05/15/2025..................    211,000    201,399
          AT&T, Inc.
           Senior Notes
           4.35% due 06/15/2045..................    423,000    363,074
          AT&T, Inc.
           Senior Notes
           4.50% due 05/15/2035..................    518,000    473,875
          AT&T, Inc.
           Senior Notes
           4.75% due 05/15/2046..................    193,000    176,845
          AT&T, Inc.
           Senior Notes
           5.80% due 02/15/2019..................    182,000    202,375
          Century Telephone Enterprise, Inc.
           Senior Notes
           6.88% due 01/15/2028..................    311,000    256,575


                                                PRINCIPAL     VALUE
                SECURITY DESCRIPTION            AMOUNT**     (NOTE 3)
         TELEPHONE-INTEGRATED (CONTINUED)
           CenturyLink, Inc.
            Senior Notes
            5.63% due 04/01/2025*.............   $  513,000 $  407,835
           CenturyLink, Inc.
            Senior Notes
            5.80% due 03/15/2022..............      431,000    368,505
           Consolidated Communications, Inc.
            Company Guar. Notes
            6.50% due 10/01/2022*.............      632,000    565,640
           Frontier Communications Corp.
            Senior Notes
            8.13% due 10/01/2018..............      250,000    256,250
           Frontier Communications Corp.
            Senior Notes
            9.25% due 07/01/2021..............      549,000    528,692
           Frontier Communications Corp.
            Senior Notes
            11.00% due 09/15/2025*............    1,350,000  1,306,125
           Verizon Communications, Inc.
            Senior Notes
            3.00% due 11/01/2021..............      569,000    567,438
           Verizon Communications, Inc.
            Senior Notes
            4.40% due 11/01/2034..............      208,000    193,535
           Verizon Communications, Inc.
            Senior Notes
            4.50% due 09/15/2020..............       63,000     68,247
           Verizon Communications, Inc.
            Senior Notes
            4.67% due 03/15/2055..............      563,000    484,799
           Verizon Communications, Inc.
            Senior Notes
            4.75% due 02/17/2034.............. GBP  325,000    518,300
           Verizon Communications, Inc.
            Senior Notes
            4.86% due 08/21/2046..............      887,000    831,751
           Verizon Communications, Inc.
            Senior Notes
            6.40% due 09/15/2033..............       16,000     18,330
                                                            ----------
                                                             8,519,342
                                                            ----------
         THEATERS -- 0.3%
           Carmike Cinemas, Inc.
            Sec. Notes
            6.00% due 06/15/2023*.............      500,000    505,000
           National CineMedia LLC
            Senior Sec. Notes
            6.00% due 04/15/2022..............      690,000    696,900
                                                            ----------
                                                             1,201,900
                                                            ----------
         TRAVEL SERVICES -- 0.2%
           Sabre GLBL, Inc.
            Senior Sec. Notes
            5.38% due 04/15/2023*.............      835,000    822,475
                                                            ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                              PRINCIPAL      VALUE
                SECURITY DESCRIPTION          AMOUNT**      (NOTE 3)
         U.S. CORPORATE BONDS & NOTES (CONTINUED)
         TRUCKING/LEASING -- 0.1%
           Penske Truck Leasing Co. LP/PTL
            Finance Corp.
            Senior Notes
            3.05% due 01/09/2020*...........   $  158,000 $    159,395
           Penske Truck Leasing Co. LP/PTL
            Finance Corp.
            Senior Notes
            3.38% due 02/01/2022*...........      175,000      171,035
                                                          ------------
                                                               330,430
                                                          ------------
         WIRE & CABLE PRODUCTS -- 0.3%
           Belden, Inc.*
            Company Guar. Notes
            5.25% due 07/15/2024*...........      330,000      305,250
           General Cable Corp.
            Company Guar. Notes
            5.75% due 10/01/2022............    1,050,000      892,500
                                                          ------------
                                                             1,197,750
                                                          ------------
         TOTAL U.S. CORPORATE BONDS & NOTES
            (cost $196,995,052).............               185,427,019
                                                          ------------
         FOREIGN CORPORATE BONDS & NOTES -- 22.9%
         AEROSPACE/DEFENSE -- 0.1%
           BAE Systems PLC
            Senior Notes
            4.13% due 06/08/2022............ GBP  300,000      481,113
                                                          ------------
         AGRICULTURAL CHEMICALS -- 0.3%
           Consolidated Energy Finance SA
            Company Guar. Notes
            6.75% due 10/15/2019*...........    1,100,000    1,039,500
                                                          ------------
         AIRLINES -- 0.3%
           Air Canada
            Senior Sec. Notes
            6.75% due 10/01/2019*...........      940,000      984,744
           Latam Airlines Group SA
            Senior Notes
            7.25% due 06/09/2020*...........      375,000      331,875
                                                          ------------
                                                             1,316,619
                                                          ------------
         AIRPORT DEVELOPMENT/MAINTENANCE -- 0.3%
           Heathrow Funding, Ltd.
            Senior Sec. Notes
            1.88% due 05/23/2024............ EUR  900,000    1,038,657
           Heathrow Funding, Ltd.
            Senior Sec. Notes
            6.75% due 12/03/2028............ GBP  200,000      395,774
                                                          ------------
                                                             1,434,431
                                                          ------------
         AUTO-CARS/LIGHT TRUCKS -- 0.3%
           BMW Finance NV
            Company Guar. Notes
            3.38% due 12/14/2018............ GBP  150,000      232,715
           Daimler AG
            Senior Notes
            2.75% due 12/04/2020............ GBP   60,000       90,297


                                                  PRINCIPAL     VALUE
                SECURITY DESCRIPTION              AMOUNT**     (NOTE 3)
       AUTO-CARS/LIGHT TRUCKS (CONTINUED)
         Hyundai Capital Services, Inc.
          Senior Notes
          4.38% due 07/27/2016*................   $   595,000 $  609,909
         Volkswagen International Finance NV
          Company Guar. Notes
          2.38% due 03/22/2017*................       254,000    250,292
                                                              ----------
                                                               1,183,213
                                                              ----------
       AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.1%
         Tenedora Nemak SA de CV
          Senior Notes
          5.50% due 02/28/2023*................       250,000    245,000
         Tupy Overseas SA
          Company Guar. Notes
          6.63% due 07/17/2024.................       290,000    255,200
                                                              ----------
                                                                 500,200
                                                              ----------
       BANKS-COMMERCIAL -- 4.7%
         Abbey National Treasury Services PLC
          Company Guar. Notes
          1.13% due 01/14/2022................. EUR   625,000    675,775
         Abbey National Treasury Services PLC
          Company Guar. Notes
          1.38% due 03/13/2017.................       129,000    128,995
         Abbey National Treasury Services PLC
          Company Guar. Notes
          3.88% due 10/15/2029................. GBP   100,000    157,267
         Banco ABC Brasil SA
          Senior Notes
          8.50% due 03/28/2016*(4)............. BRL 3,100,000    732,681
         Banco de Bogota SA
          Sub. Notes
          5.38% due 02/19/2023.................       310,000    301,475
         Banco de Credito del Peru/Panama
          Senior Notes
          5.38% due 09/16/2020.................       200,000    214,440
         Bank of Ireland
          Senior Notes
          2.75% due 06/05/2016................. EUR   475,000    538,036
         Bank of Tokyo-Mitsubishi UFJ, Ltd.
          Senior Notes
          1.45% due 09/08/2017*................       629,000    624,773
         Barclays Bank PLC
          Senior Notes
          2.13% due 02/24/2021................. EUR   200,000    234,580
         Barclays Bank PLC
          Senior Notes
          2.25% due 06/10/2024................. EUR   350,000    408,044
         BPCE SA
          Senior Notes
          1.38% due 05/22/2019................. EUR   400,000    456,974
         BPCE SA
          Sub. Notes
          4.50% due 03/15/2025*................       443,000    426,317

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 3)
     FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
     BANKS-COMMERCIAL (CONTINUED)
       Cooperatieve Centrale Raiffeisen-
        Boerenleenbank BA
        Senior Notes
        5.25% due 05/23/2041....................... GBP 130,000 $  237,321
       Cooperatieve Centrale Raiffeisen-
        Boerenleenbank BA/Netherlands
        Senior Notes
        4.55% due 08/30/2029....................... GBP 110,000    188,900
       Credit Suisse
        Senior Notes
        1.70% due 04/27/2018.......................     384,000    382,489
       Credit Suisse AG FRS
        Sub. Notes
        5.75% due 09/18/2025....................... EUR 500,000    618,444
       Credit Suisse Group Funding Guernsey, Ltd.
        Company Guar. Notes
        4.88% due 05/15/2045*......................     322,000    315,543
       Credit Suisse New York
        Sub. Notes
        5.40% due 01/14/2020.......................     944,000  1,046,442
       DBS Group Holdings, Ltd.
        Senior Notes
        2.25% due 07/16/2019*......................     691,000    695,140
       Hana Bank
        Sub. Notes
        4.38% due 09/30/2024*......................     200,000    205,558
       HBOS PLC
        Sub. Notes
        4.50% due 03/18/2030....................... EUR 300,000    370,212
       ICICI Bank, Ltd.
        Senior Notes
        5.75% due 11/16/2020.......................     200,000    222,775
       ING Bank NV
        Senior Notes
        4.00% due 03/15/2016*......................     489,000    495,670
       ING Bank NV
        Senior Notes
        5.38% due 04/15/2021....................... GBP 200,000    347,541
       Intesa Sanpaolo SpA
        Senior Notes
        2.00% due 06/18/2021....................... EUR 250,000    280,433
       Intesa Sanpaolo SpA
        Senior Notes
        3.50% due 01/17/2022....................... EUR 825,000  1,002,015
       Intesa Sanpaolo SpA
        Sub. Notes
        5.02% due 06/26/2024*......................     554,000    546,686
       Kookmin Bank
        Senior Notes
        1.63% due 07/14/2017*......................     855,000    854,227
       Malayan Banking Bhd VRS
        Sub. Notes
        3.25% due 09/20/2022.......................     500,000    500,383
       National Australia Bank, Ltd.
        Senior Notes
        2.75% due 03/09/2017.......................     473,000    484,291


                                                   PRINCIPAL    VALUE
                SECURITY DESCRIPTION               AMOUNT**    (NOTE 3)
      BANKS-COMMERCIAL (CONTINUED)
        National Australia Bank, Ltd.
         Senior Notes
         2.75% due 08/08/2022.................... EUR 450,000 $   543,960
        Nordea Bank AB
         Senior Notes
         2.13% due 11/13/2019.................... GBP 100,000     151,956
        Oversea-Chinese Banking Corp., Ltd. VRS
         Sub. Notes
         4.00% due 10/15/2024*...................     200,000     204,778
        PKO Bank Polski SA
         Senior Notes
         4.63% due 09/26/2022*...................     400,000     412,520
        Sberbank of Russia Via SB Capital SA
         Senior Notes
         6.13% due 02/07/2022....................     400,000     406,432
        Siam Commercial Bank PCL
         Senior Notes
         3.50% due 04/07/2019*...................     200,000     204,919
        Skandinaviska Enskilda Banken AB
         Senior Notes
         1.88% due 11/14/2019.................... EUR 400,000     466,303
        Standard Chartered Bank
         Sub. Notes
         5.88% due 09/26/2017.................... EUR 500,000     589,339
        Standard Chartered PLC
         Senior Notes
         1.63% due 06/13/2021.................... EUR 300,000     327,742
        Standard Chartered PLC
         Senior Notes
         2.25% due 04/17/2020*...................     615,000     610,912
        Standard Chartered PLC
         Sub. Notes
         3.63% due 11/23/2022.................... EUR 500,000     537,605
        Svenska Handelsbanken AB FRS
         Sub. Notes
         2.66% due 01/15/2024.................... EUR 600,000     687,686
        Svenska Handelsbanken AB
         Senior Notes
         3.00% due 11/20/2020.................... GBP 225,000     352,306
        Turkiye Is Bankasi
         Senior Notes
         5.00% due 04/30/2020*...................     200,000     193,750
        Zenith Bank PLC
         Senior Notes
         6.25% due 04/22/2019*...................     300,000     270,000
                                                              -----------
                                                               19,653,635
                                                              -----------
      BANKS-MONEY CENTER -- 0.6%
        ABN AMRO Bank NV
         Senior Notes
         2.50% due 11/29/2023.................... EUR 265,000     318,193
        ABN AMRO Bank NV
         Senior Notes
         4.13% due 03/28/2022.................... EUR 350,000     457,284

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                    PRINCIPAL      VALUE
               SECURITY DESCRIPTION                 AMOUNT**      (NOTE 3)
    FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
    BANKS-MONEY CENTER (CONTINUED)
      Bank of Scotland PLC
       Sub. Notes
       6.38% due 08/16/2019*..................... GBP    190,000 $  322,272
      Lloyds Bank PLC
       Senior Notes
       6.50% due 09/17/2040...................... GBP    150,000    313,058
      Lloyds Bank PLC VRS
       Sub. Notes
       11.88% due 12/16/2021..................... EUR    600,000    751,729
      Mizuho Bank, Ltd.
       Company Guar. Notes
       2.45% due 04/16/2019*.....................        275,000    276,868
                                                                 ----------
                                                                  2,439,404
                                                                 ----------
    BANKS-SPECIAL PURPOSE -- 0.2%
      Bank Nederlandse Gemeenten NV
       Senior Notes
       1.88% due 12/07/2018...................... GBP    100,000    153,703
      Bank Nederlandse Gemeenten NV
       Senior Notes
       2.63% due 09/01/2020......................    EUR 500,000    623,866
      Burgan Finance No. 1 Jersey, Ltd.
       Company Guar. Notes
       7.88% due 09/29/2020......................        200,000    203,500
                                                                 ----------
                                                                    981,069
                                                                 ----------
    BEVERAGES-NON-ALCOHOLIC -- 0.2%
      Coca-Cola Femsa SAB de CV
       Company Guar. Notes
       2.38% due 11/26/2018......................        742,000    747,491
                                                                 ----------
    BEVERAGES-WINE/SPIRITS -- 0.3%
      Diageo Capital PLC
       Company Guar. Notes
       5.75% due 10/23/2017......................        487,000    529,040
      Pernod Ricard SA
       Senior Notes
       2.00% due 06/22/2020......................    EUR 600,000    689,058
                                                                 ----------
                                                                  1,218,098
                                                                 ----------
    BREWERY -- 0.1%
      Anadolu Efes Biracilik Ve Malt Sanayii AS
       Senior Notes
       3.38% due 11/01/2022......................        350,000    290,063
                                                                 ----------
    BUILDING PRODUCTS-CEMENT -- 0.1%
      West China Cement, Ltd.
       Company Guar. Notes
       6.50% due 09/11/2019......................        320,000    311,997
                                                                 ----------
    BUILDING-HEAVY CONSTRUCTION -- 0.1%
      Alam Synergy Pte, Ltd.
       Company Guar. Notes
       6.95% due 03/27/2020......................        290,000    230,550
      Empresas ICA SAB de CV
       Company Guar. Notes
       8.88% due 05/29/2024*.....................        225,000     98,438


                                                    PRINCIPAL     VALUE
                SECURITY DESCRIPTION                AMOUNT**     (NOTE 3)
     BUILDING-HEAVY CONSTRUCTION (CONTINUED)
       Odebrecht Finance, Ltd.
        Company Guar. Notes
        4.38% due 04/25/2025......................   $  290,000 $  166,750
                                                                ----------
                                                                   495,738
                                                                ----------
     BUILDING-RESIDENTIAL/COMMERCIAL -- 0.3%
       Mattamy Group Corp.
        Senior Notes
        6.50% due 11/15/2020*.....................    1,325,000  1,285,250
                                                                ----------
     CABLE/SATELLITE TV -- 0.6%
       Altice SA
        Company Guar. Notes
        7.75% due 05/15/2022*.....................      885,000    805,350
       Numericable Group SA
        Senior Sec. Notes
        6.00% due 05/15/2022*.....................    1,020,000    983,025
       Unitymedia Hessen GmbH & Co KG /
        Unitymedia NRW GmbH
        Senior Sec. Notes
        5.00% due 01/15/2025*.....................      525,000    493,500
                                                                ----------
                                                                 2,281,875
                                                                ----------
     CELLULAR TELECOM -- 0.2%
       Empresa Nacional de Telecomunicaciones SA
        Senior Notes
        4.88% due 10/30/2024......................      450,000    447,607
       Mobile Telesystems OJSC via MTS
        International Funding, Ltd.
        Senior Notes
        5.00% due 05/30/2023......................      250,000    224,375
                                                                ----------
                                                                   671,982
                                                                ----------
     CHEMICALS-DIVERSIFIED -- 0.2%
       NOVA Chemicals Corp.
        Senior Notes
        5.00% due 05/01/2025*.....................      800,000    752,000
                                                                ----------
     CHEMICALS-PLASTICS -- 0.1%
       Mexichem SAB de CV
        Company Guar. Notes
        5.88% due 09/17/2044*.....................      440,000    371,800
                                                                ----------
     COAL -- 0.1%
       Indo Energy Finance BV
        Senior Sec. Notes
        7.00% due 05/07/2018......................      450,000    213,750
                                                                ----------
     COMMERCIAL SERVICES-FINANCE -- 0.1%
       Experian Finance PLC
        Company Guar. Notes
        4.75% due 11/23/2018...................... GBP  125,000    204,917
                                                                ----------
     CONSUMER PRODUCTS-MISC. -- 0.1%
       Kimberly-Clark de Mexico SAB de CV
        Senior Notes
        3.25% due 03/12/2025*.....................      413,000    399,160
                                                                ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                  PRINCIPAL     VALUE
                 SECURITY DESCRIPTION             AMOUNT**     (NOTE 3)
       FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
       CRUISE LINES -- 0.2%
         Royal Caribbean Cruises, Ltd.
          Senior Notes
          7.50% due 10/15/2027..................   $   37,000 $   42,920
         Viking Cruises, Ltd.
          Senior Notes
          6.25% due 05/15/2025*.................      700,000    684,250
                                                              ----------
                                                                 727,170
                                                              ----------
       DIAMONDS/PRECIOUS STONES -- 0.0%
         Petra Diamonds US Treasury PLC
          Sec. Notes
          8.25% due 05/31/2020*.................      200,000    187,000
                                                              ----------
       DISPOSABLE MEDICAL PRODUCTS -- 0.2%
         ConvaTec Finance International SA
          Senior Notes
          8.25% due 01/15/2019*.................      800,000    786,000
                                                              ----------
       DIVERSIFIED BANKING INSTITUTIONS -- 2.1%
         BNP Paribas SA
          Senior Notes
          2.88% due 09/26/2023.................. EUR  400,000    488,068
         Credit Agricole SA
          Senior Notes
          3.13% due 02/05/2026.................. EUR  500,000    617,704
         Credit Agricole SA
          Sub. Notes
          4.38% due 03/17/2025*.................      439,000    423,912
         Credit Agricole SA
          Senior Notes
          5.50% due 12/17/2021.................. GBP  250,000    438,645
         Deutsche Bank AG
          Senior Notes
          1.88% due 02/13/2018..................    1,278,000  1,274,473
         Deutsche Bank AG
          Sub. Notes
          4.50% due 04/01/2025..................      547,000    529,973
         HSBC Holdings PLC
          Sub. Notes
          4.25% due 08/18/2025..................      393,000    387,261
         HSBC Holdings PLC
          Senior Notes
          6.50% due 05/20/2024.................. GBP  150,000    280,250
         Royal Bank of Scotland Group PLC
          Senior Notes
          1.63% due 06/25/2019.................. EUR  700,000    780,143
         Royal Bank of Scotland PLC
          Senior Notes
          6.88% due 05/17/2025.................. GBP   75,000    144,050
         Royal Bank of Scotland PLC VRS
          Sub. Notes
          10.50% due 03/16/2022................. EUR  700,000    876,487
         Societe Generale SA
          Senior Notes
          5.00% due 12/20/2018.................. GBP  240,000    396,968
         UBS AG
          Senior Notes
          1.80% due 03/26/2018..................      745,000    744,622


                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 3)
      DIVERSIFIED BANKING INSTITUTIONS (CONTINUED)
        UBS AG VRS
         Sub. Notes
         4.75% due 02/12/2026...................... EUR 600,000 $  704,363
        UBS AG VRS
         Sub. Notes
         5.25% due 06/21/2021...................... GBP 120,000    184,911
        UBS AG
         Sub. Notes
         7.63% due 08/17/2022......................     294,000    338,243
                                                                ----------
                                                                 8,610,073
                                                                ----------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.1%
        Ingersoll-Rand Luxembourg Finance SA
         Company Guar. Notes
         4.65% due 11/01/2044......................     194,000    184,086
        Siemens Financieringsmaatschappij NV
         Company Guar. Notes
         4.40% due 05/27/2045*.....................     287,000    293,744
                                                                ----------
                                                                   477,830
                                                                ----------
      DIVERSIFIED MINERALS -- 0.5%
        Anglo American Capital PLC
         Company Guar. Notes
         2.88% due 11/20/2020...................... EUR 400,000    379,623
        Anglo American Capital PLC
         Company Guar. Notes
         4.13% due 04/15/2021*.....................     401,000    341,683
        Anglo American Capital PLC
         Company Guar. Notes
         4.88% due 05/14/2025*.....................     169,000    135,333
        FMG Resources August 2006 Pty, Ltd.
         Company Guar. Notes
         6.88% due 04/01/2022*.....................     717,000    462,465
        FMG Resources August 2006 Pty, Ltd.
         Senior Sec. Notes
         9.75% due 03/01/2022*.....................     332,000    309,175
        Teck Resources, Ltd.
         Company Guar. Notes
         2.50% due 02/01/2018......................     284,000    229,862
        Volcan Cia Minera SAA
         Company Guar. Notes
         5.38% due 02/02/2022*.....................     300,000    248,250
                                                                ----------
                                                                 2,106,391
                                                                ----------
      E-COMMERCE/PRODUCTS -- 0.1%
        Alibaba Group Holding, Ltd.
         Company Guar. Notes
         3.60% due 11/28/2024......................     280,000    261,565
                                                                ----------
      ELECTRIC-DISTRIBUTION -- 0.1%
        State Grid Overseas Investment 2014, Ltd.
         Company Guar. Notes
         4.13% due 05/07/2024*.....................     200,000    210,627
        Vattenfall AB
         Senior Notes
         6.88% due 04/15/2039...................... GBP  50,000    100,788
                                                                ----------
                                                                   311,415
                                                                ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                     PRINCIPAL      VALUE
               SECURITY DESCRIPTION                  AMOUNT**      (NOTE 3)
   FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
   ELECTRIC-GENERATION -- 0.1%
     Electricite de France SA
      Senior Notes
      6.00% due 01/22/2114*......................   $     236,000 $  248,855
                                                                  ----------
   ELECTRIC-INTEGRATED -- 0.8%
     Colbun SA
      Senior Notes
      4.50% due 07/10/2024.......................         525,000    520,924
     Empresas Publicas de Medellin ESP
      Senior Notes
      8.38% due 02/01/2021....................... COP 266,000,000     86,278
     Enel Finance International NV
      Company Guar. Notes
      5.00% due 09/14/2022....................... EUR     825,000  1,134,067
     Enel Finance International NV
      Company Guar. Notes
      5.63% due 08/14/2024....................... GBP     100,000    175,101
     GDF Suez
      Senior Notes
      2.38% due 05/19/2026....................... EUR     700,000    835,204
     Scottish Power UK PLC
      Senior Notes
      8.38% due 02/20/2017....................... GBP     300,000    494,358
     SSE PLC
      Senior Notes
      5.00% due 10/01/2018....................... GBP      90,000    147,310
                                                                  ----------
                                                                   3,393,242
                                                                  ----------
   ELECTRIC-TRANSMISSION -- 0.1%
     National Grid Electricity Transmission PLC
      Senior Notes
      6.50% due 07/27/2028....................... GBP     150,000    304,523
                                                                  ----------
   ELECTRONIC COMPONENTS-MISC. -- 0.0%
     Flextronics International, Ltd.
      Company Guar. Notes
      4.75% due 06/15/2025*......................         111,000    107,528
                                                                  ----------
   ENGINEERING/R&D SERVICES -- 0.1%
     ABB Finance BV
      Company Guar. Notes
      2.63% due 03/26/2019....................... EUR     200,000    238,499
                                                                  ----------
   FINANCE-INVESTMENT BANKER/BROKER -- 0.0%
     UBS Group Funding Co.
      4.13% due 09/24/2025*......................         202,000    201,029
                                                                  ----------
   FINANCE-LEASING COMPANIES -- 0.4%
     Aircastle, Ltd.
      Senior Notes
      5.50% due 02/15/2022.......................         385,000    388,850
     Fly Leasing, Ltd.
      Senior Notes
      6.75% due 12/15/2020.......................       1,225,000  1,255,625
                                                                  ----------
                                                                   1,644,475
                                                                  ----------
   FOOD-MEAT PRODUCTS -- 0.1%
     BRF SA
      Senior Notes
      7.75% due 05/22/2018*(4)................... BRL   1,000,000    205,574
                                                                  ----------


                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT**    (NOTE 3)
        FOOD-MISC./DIVERSIFIED -- 0.0%
          Nestle Finance International, Ltd.
           Company Guar. Notes
           2.25% due 11/30/2023................. GBP  95,000 $  143,928
                                                             ----------
        FOOD-RETAIL -- 0.3%
          Carrefour SA
           Senior Notes
           4.00% due 04/09/2020................. EUR 415,000    524,809
          Cencosud SA
           Company Guar. Notes
           5.15% due 02/12/2025.................     375,000    366,047
          Tesco PLC
           Senior Notes
           5.88% due 09/12/2016................. EUR 450,000    526,395
                                                             ----------
                                                              1,417,251
                                                             ----------
        GAMBLING (NON-HOTEL) -- 0.1%
          International Game Technology PLC
           Senior Sec. Notes
           6.50% due 02/15/2025*................     575,000    517,500
                                                             ----------
        GAS-TRANSPORTATION -- 0.1%
          National Grid Gas PLC
           Senior Notes
           6.00% due 06/07/2017................. GBP 300,000    487,956
          National Grid Gas PLC
           Senior Notes
           6.00% due 05/13/2038................. GBP  60,000    121,649
                                                             ----------
                                                                609,605
                                                             ----------
        GOLD MINING -- 0.2%
          Gold Fields Orogen Holding BVI, Ltd.
           Company Guar. Notes
           4.88% due 10/07/2020.................     450,000    362,250
          Goldcorp, Inc.
           Senior Notes
           5.45% due 06/09/2044.................     337,000    311,934
          Kinross Gold Corp.
           Company Guar. Notes
           5.95% due 03/15/2024.................     175,000    142,212
                                                             ----------
                                                                816,396
                                                             ----------
        INDUSTRIAL GASES -- 0.0%
          Linde Finance BV
           Company Guar. Notes
           5.88% due 04/24/2023................. GBP  85,000    158,440
                                                             ----------
        INSURANCE-MULTI-LINE -- 0.1%
          XLIT, Ltd.
           Company Guar. Notes
           4.45% due 03/31/2025.................     194,000    194,140
          XLIT, Ltd.
           Company Guar. Notes
           5.50% due 03/31/2045.................     439,000    413,190
                                                             ----------
                                                                607,330
                                                             ----------
        INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.1%
          China Cinda Finance 2015 I, Ltd.
           Company Guar. Notes
           4.25% due 04/23/2025*................     380,000    351,363
                                                             ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                     PRINCIPAL      VALUE
               SECURITY DESCRIPTION                  AMOUNT**      (NOTE 3)
   FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
   MACHINERY-CONSTRUCTION & MINING -- 0.1%
     Ferreycorp SAA
      Company Guar. Notes
      4.88% due 04/26/2020........................   $    300,000 $  277,500
                                                                  ----------
   MACHINERY-GENERAL INDUSTRIAL -- 0.2%
     Alstom SA
      Senior Notes
      3.00% due 07/08/2019........................ EUR    400,000    475,695
     ATS Automation Tooling Systems, Inc.
      Senior Notes
      6.50% due 06/15/2023*.......................        470,000    471,175
                                                                  ----------
                                                                     946,870
                                                                  ----------
   MEDICAL-DRUGS -- 0.8%
     Grifols Worldwide Operations, Ltd.
      Company Guar. Notes
      5.25% due 04/01/2022........................      1,275,000  1,261,459
     Roche Finance Europe BV
      Company Guar. Notes
      5.38% due 08/29/2023........................    GBP 150,000    277,594
     Valeant Pharmaceuticals International, Inc.
      Company Guar. Notes
      5.63% due 12/01/2021*.......................        340,000    323,000
     Valeant Pharmaceuticals International, Inc.
      Company Guar. Notes
      5.88% due 05/15/2023*.......................      1,518,000  1,450,639
                                                                  ----------
                                                                   3,312,692
                                                                  ----------
   MEDICAL-GENERIC DRUGS -- 0.3%
     Actavis Funding SCS
      Company Guar. Notes
      3.00% due 03/12/2020........................        385,000    385,337
     Actavis Funding SCS
      Company Guar. Notes
      3.85% due 06/15/2024........................        338,000    331,085
     Perrigo Finance PLC
      Company Guar. Notes
      3.50% due 12/15/2021........................        444,000    438,365
                                                                  ----------
                                                                   1,154,787
                                                                  ----------
   METAL-COPPER -- 0.1%
     First Quantum Minerals, Ltd.
      Company Guar. Notes
      7.25% due 05/15/2022*.......................        537,000    332,940
                                                                  ----------
   METAL-DIVERSIFIED -- 0.1%
     Glencore Finance Europe SA
      Company Guar. Notes
      6.50% due 02/27/2019........................    GBP 300,000    414,616
                                                                  ----------
   METAL-IRON -- 0.2%
     OJSC Novolipetsk Steel via Steel
      Funding, Ltd.
      Senior Notes
      4.45% due 02/19/2018........................        250,000    245,600
     OJSC Novolipetsk Steel via Steel Funding,
      Ltd.
      Senior Notes
      4.95% due 09/26/2019........................        300,000    290,925


                                                  PRINCIPAL      VALUE
               SECURITY DESCRIPTION               AMOUNT**      (NOTE 3)
      METAL-IRON (CONTINUED)
        Samarco Mineracao SA
         Senior Notes
         4.13% due 11/01/2022*.................   $    200,000 $  159,000
        Vale SA
         Senior Notes
         4.38% due 03/24/2018..................    EUR 300,000    320,330
                                                               ----------
                                                                1,015,855
                                                               ----------
      MINING SERVICES -- 0.2%
        Consolidated Minerals, Ltd.
         Senior Sec. Notes
         8.00% due 05/15/2020*.................        974,000    681,800
                                                               ----------
      OIL & GAS DRILLING -- 0.2%
        Pacific Drilling SA
         Senior Sec. Notes
         5.38% due 06/01/2020*.................      1,050,000    619,500
                                                               ----------
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.8%
        Anadarko Finance Co.
         Company Guar. Notes
         7.50% due 05/01/2031..................        165,000    201,325
        Baytex Energy Corp.
         Company Guar. Notes
         5.13% due 06/01/2021*.................        761,000    604,995
        KazMunayGas National Co. JSC
         Senior Notes
         6.38% due 04/09/2021..................        450,000    440,437
        MEG Energy Corp.
         Company Guar. Notes
         6.38% due 01/30/2023*.................        744,000    582,180
        MIE Holdings Corp.
         Company Guar. Notes
         7.50% due 04/25/2019*.................        420,000    193,200
        Novatek OAO via Novatek Finance, Ltd.
         Senior Notes
         6.60% due 02/03/2021..................        200,000    200,000
        Pertamina Persero PT
         Senior Notes
         4.88% due 05/03/2022*.................        500,000    474,984
        Sinopec Group Overseas Development
         2014, Ltd.
         Company Guar. Notes
         4.38% due 04/10/2024*.................        300,000    312,118
        Talisman Energy, Inc.
         Senior Notes
         5.50% due 05/15/2042..................        645,000    498,270
                                                               ----------
                                                                3,507,509
                                                               ----------
      OIL COMPANIES-INTEGRATED -- 1.1%
        BP Capital Markets PLC
         Company Guar. Notes
         1.38% due 11/06/2017..................        425,000    424,362
        BP Capital Markets PLC
         Company Guar. Notes
         2.97% due 02/27/2026.................. EUR    450,000    544,801

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                 PRINCIPAL    VALUE
                  SECURITY DESCRIPTION           AMOUNT**    (NOTE 3)
          FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
          OIL COMPANIES-INTEGRATED (CONTINUED)
            BP Capital Markets PLC
             Company Guar. Notes
             3.54% due 11/04/2024..............   $ 316,000 $  313,544
            BP Capital Markets PLC
             Company Guar. Notes
             4.33% due 12/10/2018.............. GBP 100,000    162,466
            BP Capital Markets PLC
             Company Guar. Notes
             4.74% due 03/11/2021..............     243,000    268,828
            Ecopetrol SA
             Senior Notes
             4.13% due 01/16/2025..............     400,000    337,000
            ENI Finance International SA
             Company Guar. Notes
             5.00% due 01/27/2019.............. GBP  50,000     82,491
            Pacific Rubiales Energy Corp.
             Company Guar. Notes
             5.13% due 03/28/2023..............     500,000    172,500
            Petrobras Global Finance BV
             Company Guar. Notes
             5.38% due 01/27/2021..............     400,000    291,000
            Petroleos de Venezuela SA
             Company Guar. Notes
             5.38% due 04/12/2027..............     350,000    111,825
            Petroleos de Venezuela SA
             Company Guar. Notes
             8.50% due 11/02/2017..............     900,000    600,750
            Petroleos Mexicanos
             Company Guar. Notes
             5.50% due 06/27/2044..............     221,000    177,352
            Petronas Capital, Ltd.
             Company Guar. Notes
             3.50% due 03/18/2025..............     275,000    261,842
            Shell International Finance BV
             Company Guar. Notes
             2.13% due 05/11/2020..............     309,000    309,320
            Total Capital International SA
             Company Guar. Notes
             2.13% due 11/19/2021.............. EUR 300,000    354,311
            Total Capital International SA
             Company Guar. Notes
             2.25% due 12/17/2020.............. GBP  95,000    144,243
                                                            ----------
                                                             4,556,635
                                                            ----------
          OIL REFINING & MARKETING -- 0.0%
            Thai Oil PCL
             Senior Notes
             3.63% due 01/23/2023*.............     200,000    197,368
                                                            ----------
          PAPER & RELATED PRODUCTS -- 0.4%
            Cascades, Inc.
             Senior Notes
             5.75% due 07/15/2023*.............     900,000    859,500
            Fibria Overseas Finance, Ltd.
             Company Guar. Notes
             5.25% due 05/12/2024..............     250,000    240,625


                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 3)
      PAPER & RELATED PRODUCTS (CONTINUED)
        Inversiones CMPC SA
         Company Guar. Notes
         4.50% due 04/25/2022...................... $  250,000 $  247,967
        Klabin Finance SA
         Company Guar. Notes
         5.25% due 07/16/2024*.....................    200,000    177,000
                                                               ----------
                                                                1,525,092
                                                               ----------
      PETROCHEMICALS -- 0.2%
        Alpek SAB de CV
         Company Guar. Notes
         5.38% due 08/08/2023*.....................    400,000    412,000
        Braskem Finance, Ltd.
         Company Guar. Notes
         5.75% due 04/15/2021......................    400,000    328,000
                                                               ----------
                                                                  740,000
                                                               ----------
      PRINTING-COMMERCIAL -- 0.2%
        Cimpress NV
         Company Guar. Notes
         7.00% due 04/01/2022*.....................    890,000    858,850
                                                               ----------
      REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.2%
        China Overseas Finance Cayman VI, Ltd.
         Company Guar. Notes
         4.25% due 05/08/2019......................    300,000    310,528
        Country Garden Holdings Co., Ltd.
         Company Guar. Notes
         7.50% due 01/10/2023*.....................    200,000    197,992
        Shimao Property Holdings, Ltd.
         Company Guar. Notes
         6.63% due 01/14/2020......................    200,000    201,515
        Yuzhou Properties Co., Ltd.
         Company Guar. Notes
         8.63% due 01/24/2019......................    280,000    275,054
                                                               ----------
                                                                  985,089
                                                               ----------
      RETAIL-MAJOR DEPARTMENT STORES -- 0.1%
        LS Finance 2022, Ltd.
         Company Guar. Notes
         4.25% due 10/16/2022......................    300,000    296,689
                                                               ----------
      SATELLITE TELECOM -- 0.3%
        Intelsat Jackson Holdings SA
         Company Guar. Notes
         7.50% due 04/01/2021......................    810,000    747,225
        Intelsat Luxembourg SA
         Company Guar. Notes
         7.75% due 06/01/2021......................    505,000    333,300
                                                               ----------
                                                                1,080,525
                                                               ----------
      SECURITY SERVICES -- 0.2%
        Garda World Security Corp.
         Company Guar. Notes
         7.25% due 11/15/2021*.....................  1,111,000  1,013,788
                                                               ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                     PRINCIPAL      VALUE
               SECURITY DESCRIPTION                  AMOUNT**      (NOTE 3)
   FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
   SOVEREIGN AGENCY -- 0.0%
     Japan Bank for International Cooperation
      Government Guar. Notes
      2.63% due 12/15/2020....................... GBP     100,000 $  156,790
                                                                  ----------
   SPECIAL PURPOSE ENTITY -- 0.0%
     Hellas Telecommunications Luxembourg II
      SCA FRS
      Sub. Notes
      6.26% due
      01/15/2015*+(3)(4)(5)(11)..................       1,330,000          0
                                                                  ----------
   STEEL-PRODUCERS -- 0.2%
     ArcelorMittal
      Senior Notes
      7.00% due 02/25/2022.......................         943,000    858,130
                                                                  ----------
   STEEL-SPECIALTY -- 0.0%
     GTL Trade Finance, Inc.
      Company Guar. Notes
      7.25% due 04/16/2044*......................         200,000    151,000
                                                                  ----------
   SUGAR -- 0.1%
     Cosan Luxembourg SA
      Company Guar. Notes
      9.50% due 03/14/2018*(4)................... BRL   1,590,000    313,548
                                                                  ----------
   SUPRANATIONAL BANKS -- 0.3%
     European Investment Bank
      Senior Notes
      2.63% due 03/15/2035....................... EUR     400,000    532,747
     European Investment Bank
      Senior Notes
      4.63% due 10/12/2054....................... GBP      30,000     65,850
     North American Development Bank
      Senior Notes
      2.30% due 10/10/2018.......................         584,000    597,179
                                                                  ----------
                                                                   1,195,776
                                                                  ----------
   TELECOM SERVICES -- 0.4%
     Altice Financing SA
      Senior Sec. Notes
      6.50% due 01/15/2022*......................         918,000    886,338
     Bharti Airtel International Netherlands BV
      Company
      Guar. Notes
      5.35% due 05/20/2024.......................         330,000    353,276
     Virgin Media Secured Finance PLC
      Senior Sec. Notes
      5.25% due 01/15/2026*......................         500,000    460,000
                                                                  ----------
                                                                   1,699,614
                                                                  ----------
   TELEPHONE-INTEGRATED -- 0.7%
     British Telecom PLC
      Senior Notes
      6.63% due 06/23/2017....................... GBP     150,000    245,234
     Empresa de Telecomunicaciones de Bogota
      Senior Notes
      7.00% due 01/17/2023*...................... COP 640,000,000    180,312


                                                 PRINCIPAL    VALUE
                 SECURITY DESCRIPTION            AMOUNT**    (NOTE 3)
         TELEPHONE-INTEGRATED (CONTINUED)
           Koninklijke KPN NV
            Senior Notes
            5.75% due 09/17/2029............... GBP 135,000 $   231,957
           Oi SA
            Senior Notes
            9.75% due 09/15/2016*(4)........... BRL 575,000      97,581
           Orange SA
            Senior Notes
            7.25% due 11/10/2020............... GBP  50,000      92,752
           Orange SA
            Senior Notes
            8.00% due 12/20/2017............... GBP 135,000     231,485
           Telecom Italia Capital SA Company
            Guar. Notes
            7.72% due 06/04/2038...............     738,000     800,730
           Telecom Italia SpA
            Senior Notes
            3.25% due 01/16/2023............... EUR 400,000     434,307
           Telefonica Emisiones SAU Company
            Guar. Notes
            4.69% due 11/11/2019............... EUR 200,000     254,679
           Telefonica Emisiones SAU Company
            Guar. Notes
            4.75% due 02/07/2017............... EUR 300,000     354,512
                                                            -----------
                                                              2,923,549
                                                            -----------
         TELEVISION -- 0.0%
           Myriad International Holdings BV
            Company Guar. Notes
            5.50% due 07/21/2025...............     200,000     196,088
                                                            -----------
         TRANSPORT-MARINE -- 0.1%
           PT Pelabuhan Indonesia II
            Senior Notes
            4.25% due 05/05/2025*..............     550,000     480,524
                                                            -----------
         TRANSPORT-RAIL -- 0.2%
           Canadian Pacific Railway Co.
            Senior Notes
            6.13% due 09/15/2115...............     312,000     327,702
           Kazakhstan Temir Zholy Finance BV
            Company Guar. Notes
            6.95% due 07/10/2042...............     400,000     312,480
                                                            -----------
                                                                640,182
                                                            -----------
         TOTAL FOREIGN CORPORATE BONDS & NOTES
            (cost $106,449,453)................              94,839,593
                                                            -----------
         FOREIGN GOVERNMENT OBLIGATIONS -- 9.4%
         ELECTRIC-DISTRIBUTION -- 0.1%
           Hydro-Quebec
            Government Guar. Notes
            1.38% due 06/19/2017...............     527,000     531,485
                                                            -----------
         SOVEREIGN -- 9.3%
           Commonwealth of Jamaica
            Senior Notes
            8.00% due 06/24/2019...............     160,000     175,200

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                              PRINCIPAL     VALUE
                SECURITY DESCRIPTION          AMOUNT**     (NOTE 3)
           FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
           SOVEREIGN (CONTINUED)
             Commonwealth of Jamaica
              Senior Notes
              8.00% due 03/15/2039.........   $   250,000 $  274,000
             Dominican Republic
              Senior Notes
              5.50% due 01/27/2025*........       415,000    400,475
             Dominican Republic
              Senior Notes
              5.88% due 04/18/2024*........       370,000    364,450
             Dominican Republic
              Senior Bonds
              5.88% due 04/18/2024.........       380,000    374,300
             Dominican Republic
              Senior Notes
              6.60% due 01/28/2024*........       260,000    269,100
             Dominican Republic
              Senior Bonds
              7.45% due 04/30/2044.........       350,000    357,875
             Dominican Republic
              Senior Notes
              8.63% due 04/20/2027.........       350,000    405,125
             Federal Republic of Germany
              Bonds
              0.25% due 10/11/2019......... EUR   900,000  1,020,872
             Federal Republic of Germany
              Bonds
              0.50% due 02/15/2025......... EUR 1,425,000  1,587,854
             Federal Republic of Germany
              Bonds
              1.75% due 02/15/2024......... EUR   750,000    933,543
             Federal Republic of Germany
              Bonds
              2.25% due 09/04/2021......... EUR   225,000    283,688
             Federal Republic of Germany
              Bonds
              2.50% due 08/15/2046......... EUR   100,000    144,637
             Federal Republic of Germany
              Bonds
              6.25% due 01/04/2030......... EUR   775,000  1,489,981
             Government of Canada
              Senior Notes
              0.88% due 02/14/2017.........       527,000    528,939
             Government of Romania
              Senior Notes
              4.38% due 08/22/2023.........       800,000    833,600
             Government of Romania
              Senior Notes
              4.88% due 01/22/2024.........       700,000    755,125
             Instituto de Credito Oficial
              Government Guar. Notes
              4.88% due 02/01/2018......... EUR   425,000    523,372
             Islamic Republic of Pakistan
              Senior Notes
              8.25% due 09/30/2025*........       500,000    513,750


                                              PRINCIPAL    VALUE
                 SECURITY DESCRIPTION         AMOUNT**    (NOTE 3)
            SOVEREIGN (CONTINUED)
              Lebanese Republic
               Senior Notes
               4.00% due 12/31/2017.........   $ 266,250 $  262,634
              Lebanese Republic
               Senior Notes
               6.60% due 11/27/2026.........     700,000    698,306
              Oriental Republic of Uruguay
               Senior Notes
               5.10% due 06/18/2050.........     760,000    666,900
              Oriental Republic of Uruguay
               Senior Notes
               7.88% due 01/15/2033.........     500,000    625,000
              Republic of Armenia
               Senior Notes
               6.00% due 09/30/2020.........     750,000    709,875
              Republic of Armenia
               Notes
               7.15% due 03/26/2025.........     700,000    660,254
              Republic of Colombia
               Senior Notes
               4.50% due 01/28/2026.........     645,000    627,262
              Republic of Costa Rica
               Senior Notes
               7.16% due 03/12/2045*........     280,000    247,800
              Republic of Croatia
               Senior Notes
               5.50% due 04/04/2023*........     426,000    436,650
              Republic of Croatia
               Senior Bonds
               6.00% due 01/26/2024.........     950,000  1,001,062
              Republic of Croatia
               Senior Notes
               6.75% due 11/05/2019.........     600,000    652,200
              Republic of El Salvador
               Senior Notes
               7.63% due 02/01/2041.........     740,000    653,975
              Republic of Hungary
               Senior Notes
               4.00% due 03/25/2019.........     350,000    363,125
              Republic of Hungary
               Senior Notes
               5.75% due 11/22/2023.........     670,000    745,375
              Republic of Hungary
               Senior Notes
               7.63% due 03/29/2041.........     170,000    225,675
              Republic of Indonesia
               Senior Notes
               5.88% due 01/15/2024*........     430,000    455,244
              Republic of Indonesia
               Senior Notes
               6.63% due 02/17/2037.........     117,000    123,038
              Republic of Italy
               Senior Notes
               5.25% due 12/07/2034......... GBP 155,000    265,099

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                               PRINCIPAL     VALUE
                   SECURITY DESCRIPTION        AMOUNT**     (NOTE 3)
                FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
                SOVEREIGN (CONTINUED)
                  Republic of Italy
                   Senior Notes
                   6.00% due 08/04/2028....... GBP 95,000   $176,546
                  Republic of Ivory Coast
                   Senior Notes
                   5.38% due 07/23/2024.......    400,000    348,464
                  Republic of Ivory Coast
                   Senior Notes
                   6.38% due 03/03/2028.......    200,000    177,432
                  Republic of Kazakhstan
                   Senior Notes
                   4.88% due 10/14/2044.......    850,000    673,625
                  Republic of Kazakhstan
                   Notes
                   5.13% due 07/21/2025*......    440,000    423,588
                  Republic of Kazakhstan
                   6.50% due 07/21/2045*......    275,000    258,266
                  Republic of Kenya
                   Senior Notes
                   6.88% due 06/24/2024*......    860,000    779,160
                  Republic of Lithuania
                   Senior Notes
                   5.13% due 09/14/2017.......    200,000    215,003
                  Republic of Lithuania
                   Senior Notes
                   7.38% due 02/11/2020.......    500,000    600,000
                  Republic of Mozambique
                   Government Guar. Notes
                   6.31% due 09/11/2020.......    819,000    700,245
                  Republic of Panama
                   Senior Notes
                   3.75% due 03/16/2025.......    600,000    580,500
                  Republic of Panama
                   Senior Notes
                   6.70% due 01/26/2036.......    670,000    797,300
                  Republic of Paraguay
                   Notes
                   6.10% due 08/11/2044.......    750,000    733,125
                  Republic of Peru
                   Senior Notes
                   4.13% due 08/25/2027.......    189,000    185,220
                  Republic of Peru
                   Senior Notes
                   6.55% due 03/14/2037.......    500,000    573,750
                  Republic of Poland
                   Senior Notes
                   4.00% due 01/22/2024.......    770,000    814,275
                  Republic of Poland
                   Senior Notes
                   5.13% due 04/21/2021.......     50,000     56,303
                  Republic of Serbia
                   Senior Notes
                   7.25% due 09/28/2021.......    550,000    616,000
                  Republic of South Africa
                   Senior Notes
                   5.38% due 07/24/2044.......    330,000    307,312


                                              PRINCIPAL     VALUE
                 SECURITY DESCRIPTION         AMOUNT**     (NOTE 3)
            SOVEREIGN (CONTINUED)
              Republic of South Africa
               Senior Notes
               6.25% due 03/08/2041.........   $  600,000 $  632,250
              Republic of the Philippines
               Senior Notes
               4.00% due 01/15/2021.........      330,000    354,741
              Republic of the Philippines
               4.20% due 01/21/2024.........      650,000    712,528
              Republic of the Philippines
               Senior Notes
               8.38% due 06/17/2019.........      100,000    122,999
              Republic of the Philippines
               Senior Notes
               10.63% due 03/16/2025........      341,000    540,414
              Republic of Turkey
               Senior Notes
               3.25% due 03/23/2023.........    1,040,000    925,361
              Republic of Turkey
               Senior Notes
               4.88% due 04/16/2043.........      330,000    274,725
              Republic of Venezuela
               Senior Notes
               7.00% due 12/01/2018.........      450,000    164,250
              Republic of Venezuela
               Senior Notes
               9.00% due 05/07/2023.........      370,000    126,725
              Republic of Venezuela
               Senior Notes
               9.38% due 01/13/2034.........      278,000     95,910
              Republic of Venezuela
               Senior Bonds
               11.75% due 10/21/2026........      560,000    217,000
              Republic of Venezuela
               Senior Bonds
               11.95% due 08/05/2031........      555,000    217,838
              Republic of Venezuela
               Senior Bonds
               12.75% due 08/23/2022........      790,000    337,725
              Republic of Zambia
               Notes
               5.38% due 09/20/2022.........      410,000    290,485
              Republic of Zambia
               Senior Notes
               8.50% due 04/14/2024.........      750,000    600,000
              United Kingdom Gilt Treasury
               Bonds
               4.50% due 09/07/2034......... GBP  250,000    504,404
              United Mexican States
               Senior Notes
               3.60% due 01/30/2025.........    1,147,000  1,122,626
              United Mexican States
               Senior Notes
               4.75% due 03/08/2044.........      770,000    702,625

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT**    (NOTE 3)
       FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
       SOVEREIGN (CONTINUED)
         United Mexican States
          Senior Notes
          6.05% due 01/11/2040.................... $  900,000 $   985,500
                                                              -----------
                                                               38,599,580
                                                              -----------
       TOTAL FOREIGN GOVERNMENT OBLIGATIONS
          (cost $42,341,383)......................             39,131,065
                                                              -----------
       U.S. GOVERNMENT AGENCIES -- 4.5%
       FEDERAL HOME LOAN MTG. CORP. -- 1.4%
          1.89% due 02/01/2037 FRS................     31,824      33,495
          2.50% due 01/01/2028....................    343,863     354,013
          2.50% due 04/01/2028....................    113,631     116,988
          2.54% due 11/01/2037 FRS................    195,200     208,295
          3.00% due 08/01/2043....................  1,163,350   1,178,372
          3.50% due 03/01/2042....................    438,465     458,196
          3.50% due 04/01/2042....................    455,340     475,745
          3.50% due 09/01/2043....................    532,942     557,842
          3.50% due 03/01/2045....................    551,987     575,017
          3.50% due 08/01/2045....................    184,534     192,606
          4.00% due 09/01/2040....................    409,439     437,300
          4.50% due 02/01/2020....................     11,314      11,742
          4.50% due 08/01/2020....................     33,271      34,479
          4.50% due 01/01/2039....................     31,545      34,172
          4.50% due 12/01/2039....................     19,930      22,000
          5.00% due 02/01/2034....................     40,418      45,051
          5.00% due 05/01/2034....................     57,298      63,709
          5.00% due 11/01/2043....................    374,999     413,172
          5.50% due 05/01/2037....................    102,397     113,325
          6.00% due 03/01/2040....................     82,009      92,687
          6.50% due 02/01/2035....................     26,532      31,092
         Federal Home Loan Mtg. Corp. REMIC FRS
          Series 3572, Class JS
          6.59% due 09/15/2039(2)(10).............    889,223     132,389
          Series 3964, Class MD
          2.00% due 01/15/2041(2).................     15,238      15,394
          Series 1103, Class N IO
          11.57% due 06/15/2021(2)(10)............        778         121
         Federal Home Loan Mtg. Corp. Structured
          Agency Credit Risk
          Series 2014-HQ1, Class M1
          1.84% due 08/25/2024 FRS(2).............    133,198     133,646
          Series 2014-DN1, Class M2
          2.39% due 02/25/2024 FRS(2).............     84,000      84,604
                                                              -----------
                                                                5,815,452
                                                              -----------
       FEDERAL NATIONAL MTG. ASSOC. -- 2.7%
          1.97% due 09/01/2035 FRS................    142,320     149,176
          2.21% due 05/01/2037 FRS................     53,081      55,974
          2.32% due 05/01/2040 FRS................    169,402     180,523
          2.34% due 07/01/2039 FRS................    124,513     131,326
          2.41% due 10/01/2035 FRS................    132,854     141,419
          2.50% due 11/01/2036 FRS................     88,064      94,094
          2.58% due 08/01/2035 FRS................    112,685     120,387
          2.94% due 10/01/2040 FRS................     54,297      57,649
          3.00% due 10/01/2027....................    415,317     434,503
          3.00% due 11/01/2027....................    453,621     474,532
          3.00% due 03/01/2042....................    181,600     184,820


                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT**    (NOTE 3)
      FEDERAL NATIONAL MTG. ASSOC. (CONTINUED)
         3.00% due 12/01/2042..................... $  189,633 $   192,877
         3.00% due 05/01/2043.....................  1,009,076   1,025,807
         3.00% due October TBA....................    388,000     393,214
         3.20% due 10/01/2040 FRS.................     95,295     101,363
         3.50% due 08/01/2026.....................    166,201     175,851
         3.50% due 08/01/2027.....................    173,834     183,759
         3.50% due 10/01/2028.....................     59,115      62,891
         3.50% due 08/01/2042.....................    178,935     187,101
         3.50% due 02/01/2043.....................    164,595     173,652
         3.50% due October TBA....................  1,061,000   1,106,789
         4.00% due 11/01/2025.....................    254,565     271,079
         4.00% due 04/01/2039.....................    212,422     226,735
         4.00% due 06/01/2039.....................    473,413     513,806
         4.00% due 09/01/2040.....................    391,208     418,104
         4.00% due 10/01/2040.....................    463,022     494,936
         4.00% due 11/01/2041.....................    369,125     394,487
         4.00% due 12/01/2043.....................     13,548      14,664
         4.00% due 10/01/2044.....................    168,073     179,398
         4.00% due October TBA....................    480,000     512,006
         4.50% due 06/01/2019.....................     31,892      33,125
         4.50% due 11/01/2022.....................     74,914      78,296
         4.50% due 06/01/2023.....................     35,449      37,490
         4.50% due 01/01/2039.....................    433,882     471,044
         4.50% due 07/01/2041.....................     58,825      63,981
         4.50% due October TBA....................    960,000   1,040,655
         5.00% due 06/01/2019.....................     24,980      26,147
         5.00% due 01/01/2023.....................     17,912      19,376
         5.00% due 03/01/2034.....................     32,279      35,734
         5.00% due 05/01/2035.....................     20,088      22,145
         5.00% due 05/01/2040.....................    151,683     167,781
         5.00% due 07/01/2040.....................    161,965     178,689
         5.50% due 06/01/2038.....................     53,270      59,924
         6.00% due 02/01/2032.....................      5,359       6,044
         6.00% due 05/01/2034.....................      3,007       3,424
         6.00% due 10/01/2034.....................     22,006      24,806
         6.00% due 10/01/2037.....................     15,803      17,798
         7.50% due 01/01/2030.....................      1,417       1,465
         8.00% due 11/01/2028.....................      5,274       6,203
        Fannie Mae Connecticut Avenue Securities
         Series 2014-C01, Class M1
         1.79% due 01/25/2024FRS(2)...............    175,560     176,178
        Federal National Mtg. Assoc., REMIC
         Series 2011-117, Class MA
         2.00% due 08/25/2040(2)..................    136,160     136,158
         Series 1989-2, Class D
         8.80% due 01/25/2019(2)..................      5,321       5,718
                                                              -----------
                                                               11,265,103
                                                              -----------
      GOVERNMENT NATIONAL MTG. ASSOC. -- 0.3%
         3.00% due 02/20/2045.....................    218,491     223,288
         3.00% due 05/20/2045.....................    137,135     140,145
         3.50% due 03/20/2045.....................    175,364     184,032
         3.50% due 04/20/2045.....................    234,731     246,333
         3.50% due 10/21/2045.....................    146,000     152,975
                                                              -----------
                                                                  946,773
                                                              -----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                   PRINCIPAL    VALUE
                SECURITY DESCRIPTION               AMOUNT**    (NOTE 3)
      U.S. GOVERNMENT AGENCIES (CONTINUED)
      TENNESSEE VALLEY AUTHORITY -- 0.1%
         1.75% due 10/15/2018.................... $   335,000 $   341,537
         4.25% due 09/15/2065....................     156,000     156,776
                                                              -----------
                                                                  498,313
                                                              -----------
      TOTAL U.S. GOVERNMENT AGENCIES
         (cost $18,091,509)......................              18,525,641
                                                              -----------
      U.S. GOVERNMENT TREASURIES -- 8.4%
      UNITED STATES TREASURY BONDS -- 1.4%
         3.00% due 05/15/2045....................   5,585,000   5,715,460
                                                              -----------
      UNITED STATES TREASURY NOTES -- 7.0%
         0.13% due 04/15/2018 TIPS(12)...........   1,326,660   1,325,122
         0.50% due 11/30/2016....................   1,000,000   1,000,729
         0.50% due 01/31/2017....................   6,000,000   6,002,346
         0.50% due 07/31/2017....................  10,000,000   9,981,510
         0.63% due 11/30/2017....................  10,000,000   9,981,770
         0.75% due 01/15/2017....................         400         402
         2.00% due 08/15/2025....................     559,000     556,045
         2.13% due 05/15/2025....................     431,000     433,593
                                                              -----------
                                                               29,281,517
                                                              -----------
      TOTAL U.S. GOVERNMENT TREASURIES
         (cost $34,978,199)......................              34,996,977
                                                              -----------
      LOANS(6)(7) -- 0.7%
      AEROSPACE/DEFENSE -- 0.1%
        Vencore Inc FRS
         BTL-1st Lien
         5.75% due 11/23/2019....................     520,517     519,379
                                                              -----------
      E-COMMERCE/SERVICES -- 0.2%
        Rentpath, Inc. FRS
         BTL-2nd Lien
         10.00% due 12/17/2022...................     693,906     655,741
                                                              -----------
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.0%
        American Energy-Marcellus LLC FRS
         BTL-2nd Lien
         8.50% due 08/04/2021....................     199,129      21,241
                                                              -----------
      PUBLISHING-BOOKS -- 0.2%
        Cengage Learning Acquisitions, Inc. FRS
         BTL-1st Lien
         7.00% due 03/31/2020....................     748,111     743,248
                                                              -----------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.2%
        SunEdison Semiconductor, Ltd. FRS
         BTL-1st Lien
         6.50% due 05/27/2019....................     825,784     826,816
                                                              -----------
      TOTAL LOANS
         (cost $2,948,474).......................               2,766,425
                                                              -----------
      MUNICIPAL BONDS & NOTES -- 0.4%
        Ohio State University
         Revenue Bonds
         Series A
         4.80% due 06/01/2111....................     616,000     602,041
        Port Authority of New York & New Jersey
         Revenue Bonds
         Series 174
         4.46% due 10/01/2062....................     725,000     701,525

                                                     SHARES/
                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION               AMOUNT**    (NOTE 3)
       MUNICIPAL BONDS & NOTES (CONTINUED)
         Port Authority of New York & New Jersey
          Revenue Bonds
          Series 168
          4.93% due 10/01/2051....................   $ 353,000 $  379,764
                                                               ----------
       TOTAL MUNICIPAL BONDS & NOTES
          (cost $1,687,992).......................              1,683,330
                                                               ----------
       COMMON STOCKS -- 0.1%
       POWER CONVERTER/SUPPLY EQUIPMENT -- 0.0%
         TPT Acquisition, Inc.+(3)(4).............      10,910          0
                                                               ----------
       TELEVISION -- 0.1%
         ION Media Networks, Inc.+(3)(4)..........         655    423,746
                                                               ----------
       TOTAL COMMON STOCKS
          (cost $163,656).........................                423,746
                                                               ----------
       PREFERRED SECURITIES -- 0.2%
       ELECTRIC-INTEGRATED -- 0.1%
         Entergy Louisiana LLC
          4.70%...................................      12,025    284,872
                                                               ----------
       SOVEREIGN AGENCY -- 0.0%
         Federal Home Loan Mtg. Corp. FRS+
          Series Z
          8.38%...................................      11,300     55,370
                                                               ----------
       TELECOM SERVICES -- 0.1%
         Qwest Corp.
          6.13%...................................      23,325    559,800
                                                               ----------
       TOTAL PREFERRED SECURITIES
          (cost $1,058,158).......................                900,042
                                                               ----------
       PREFERRED SECURITIES/CAPITAL SECURITIES -- 4.8%
       BANKS-COMMERCIAL -- 0.3%
         Danske Bank A/S FRS
          5.56% due 03/16/2017(13)................ GBP  50,000     76,583
         Danske Bank A/S VRS
          5.75% due 04/06/2020(13)................ EUR 150,000    165,481
         HSBC Bank Capital Funding LP FRS
          5.84% due 11/05/2031(13)................ GBP 200,000    326,754
         Standard Chartered Bank VRS
          8.10% due 05/11/2016(13)................ GBP 190,000    291,734
         Standard Chartered PLC VRS
          6.50% due 04/02/2020*(13)...............     437,000    406,516
                                                               ----------
                                                                1,267,068
                                                               ----------
       BANKS-FIDUCIARY -- 0.1%
         Bank of New York Mellon Corp. FRS
          Series E
          4.95% due 06/20/2020(13)................     369,000    363,465
                                                               ----------
       BANKS-SUPER REGIONAL -- 0.3%
         Capital One Financial Corp. FRS
          Series E
          5.55% due 06/01/2020(13)................     196,000    193,550
         Fifth Third Bancorp FRS
          Series J
          4.90% due 09/30/2019(13)................     558,000    523,125
         Wells Fargo & Co. FRS
          Series U
          5.88% due 06/15/2025(13)................     386,000    395,167

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                     PRINCIPAL     VALUE
                 SECURITY DESCRIPTION                AMOUNT**     (NOTE 3)
     PREFERRED SECURITIES/CAPITAL SECURITIES (CONTINUED)
     BANKS-SUPER REGIONAL (CONTINUED)
       Wells Fargo Capital X
        5.95% due 12/01/2086.......................   $  223,000 $  223,558
                                                                 ----------
                                                                  1,335,400
                                                                 ----------
     BUILDING SOCIETIES -- 0.1%
       Nationwide Building Society FRS
        6.88% due 06/20/2019(13)................... GBP  185,000    273,884
                                                                 ----------
     DIVERSIFIED BANKING INSTITUTIONS -- 2.1%
       BAC Capital Trust XIII FRS
        Series F
        4.00% due 10/23/2015(13)...................    1,070,000    815,875
       Bank of America Corp. FRS
        Series AA
        6.10% due 03/17/2025(13)...................      620,000    604,500
       BNP Paribas SA VRS
        7.38% due 08/19/2025*(13)..................      545,000    548,406
       Citigroup, Inc. FRS
        Series N
        5.80% due 11/15/2019(13)...................      648,000    637,794
       Citigroup, Inc. FRS
        5.95% due 05/15/2025(13)...................      762,000    718,185
       Credit Agricole SA VRS
        6.63% due 09/23/2019*(13)..................      524,000    503,695
       Credit Suisse Group AG VRS
        6.25% due 12/18/2024*(13)..................      570,000    534,375
       Credit Suisse Group AG VRS
        7.50% due 12/11/2023*(13)..................      505,000    525,831
       Deutsche Bank AG VRS
        7.50% due 04/30/2025(13)...................    1,200,000  1,143,000
       Goldman Sachs Group, Inc. FRS
        Series M
        5.38% due 05/10/2020(13)...................      209,000    204,167
       HSBC Holdings PLC FRS
        6.38% due 03/30/2025(13)...................      219,000    208,871
       JPMorgan Chase & Co. FRS
        Series U
        6.13% due 04/30/2024(13)...................    1,393,000  1,391,259
       Societe Generale SA VRS
        6.00% due 01/27/2020*(13)..................      715,000    659,588
       Societe Generale SA FRS
        7.00% due 12/19/2017(13)................... EUR  300,000    367,066
                                                                 ----------
                                                                  8,862,612
                                                                 ----------
     ELECTRIC-INTEGRATED -- 0.2%
       Dominion Resources, Inc. FRS
        5.75% due 10/01/2054.......................      315,000    323,269
       Engie SA VRS
        3.88% due 07/10/2018....................... EUR  300,000    341,266
                                                                 ----------
                                                                    664,535
                                                                 ----------
     FINANCE-INVESTMENT BANKER/BROKER -- 0.0%
       Lehman Brothers Holdings Capital Trust VII
        Escrow Security
        5.86% due 11/30/2056+(4)...................      222,000         22
                                                                 ----------


                                                     PRINCIPAL      VALUE
                SECURITY DESCRIPTION                 AMOUNT**      (NOTE 3)
   FINANCE-OTHER SERVICES -- 0.1%
     National Rural Utilities Cooperative Finance
      Corp. FRS
      4.75% due 04/30/2043.........................   $  547,000 $    542,350
                                                                 ------------
   FINANCIAL GUARANTEE INSURANCE -- 0.2%
     Assured Guaranty Municipal Holdings, Inc.
      FRS
      6.40% due 12/15/2066*........................    1,046,000      766,195
                                                                 ------------
   FOOD-DAIRY PRODUCTS -- 0.4%
     Land O'Lakes Capital Trust I
      7.45% due 03/15/2028*........................    1,450,000    1,522,500
                                                                 ------------
   INDUSTRIAL GASES -- 0.1%
     Linde Finance BV FRS
      8.13% due 07/14/2066......................... GBP  150,000      235,989
                                                                 ------------
   INSURANCE-LIFE/HEALTH -- 0.0%
     Prudential Financial, Inc. FRS
      5.38% due 05/15/2045.........................      131,000      130,017
                                                                 ------------
   INSURANCE-MULTI-LINE -- 0.2%
     MetLife Capital Trust IV
      7.88% due 12/15/2067*........................      197,000      241,325
     MetLife, Inc.
      6.40% due 12/15/2066.........................      533,000      580,970
                                                                 ------------
                                                                      822,295
                                                                 ------------
   INSURANCE-REINSURANCE -- 0.2%
     Muenchener Rueckversicherungs-
      Gesellschaft AG FRS
      5.77% due 06/12/2017(13)..................... EUR  400,000      473,666
     Muenchener Rueckversicherungs-
      Gesellschaft AG VRS
      7.63% due 06/21/2028......................... GBP  225,000      381,745
                                                                 ------------
                                                                      855,411
                                                                 ------------
   OIL COMPANIES-INTEGRATED -- 0.1%
     TOTAL SA VRS
      2.25% due 02/26/2021(13)..................... EUR  375,000      386,341
                                                                 ------------
   PIPELINES -- 0.0%
     TransCanada Trust FRS
      5.63% due 05/20/2075.........................      166,000      158,945
                                                                 ------------
   TELEPHONE-INTEGRATED -- 0.2%
     Orange SA VRS
      4.25% due 02/07/2020(13)..................... EUR  400,000      450,312
     Telefonica Europe BV VRS
      4.20% due 12/04/2019(13)..................... EUR  300,000      327,678
     Telefonica Europe BV VRS
      6.75% due 11/26/2020(13)..................... GBP  100,000      154,149
                                                                 ------------
                                                                      932,139
                                                                 ------------
   TOOLS-HAND HELD -- 0.2%
     Stanley Black & Decker, Inc. FRS
      5.75% due 12/15/2053.........................      629,000      664,539
                                                                 ------------
   TOTAL PREFERRED SECURITIES/CAPITAL SECURITIES
      (cost $19,893,708)...........................                19,783,707
                                                                 ------------
   TOTAL LONG-TERM INVESTMENT SECURITIES
      (cost $427,146,479)..........................               401,027,378
                                                                 ------------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)



                                                     PRINCIPAL     VALUE
                SECURITY DESCRIPTION                 AMOUNT**     (NOTE 3)
   SHORT-TERM INVESTMENT SECURITIES -- 1.7%
   TIME DEPOSITS -- 1.7%
     Euro Time Deposit with State Street Bank and
      Trust Co.
      0.01 due 10/01/2015
      (cost $7,059,000)............................ $7,059,000  $  7,059,000
                                                                ------------
   REPURCHASE AGREEMENTS -- 0.5%
     State Street Bank and Trust Co. Joint
      Repurchase Agreement(14)
      (cost $2,169,000)............................  2,169,000     2,169,000
                                                                ------------
   TOTAL INVESTMENTS
      (cost $436,374,479)(9).......................       98.9%  410,255,378
   Other assets less liabilities...................        1.1     4,405,671
                                                    ----------  ------------
   NET ASSETS                                            100.0% $414,661,049
                                                    ==========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2015, the aggregate value of these securities was $109,271,457 representing 26.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**   Denominated in United States Dollars unless otherwise indicated.
+    Non-income producing security
(1)  Commercial Mortgage Backed Security
(2)  Collateralized Mortgage Obligation
(3) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
(4) Illiquid security. At September 30, 2015, the aggregate value of these securities was $1,777,901 representing 0.4% of net assets.
(5)  Security in default of interest and principal at maturity.
(6) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(7) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(8) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(9)  See Note 6 for cost of investments on a tax basis.
(10) Interest Only
(11) Company has filed for bankruptcy protection in country of issuance.
(12) Principal Amount of security is adjusted for inflation.
(13) Perpetual maturity -- maturity date reflects the next call date.
(14) See Note 3 for details of Joint Repurchase Agreements.
(15) Company has filed for Chapter 7 bankruptcy
BTL --Bank Term Loan
REMIC --Real Estate Mortgage Investment Conduit
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS --Treasury Inflation Protected Security
FRS --Floating Rate Security
VRS --Variable Rate Security

The rates shown on FRS and VRS are the current rates at September 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

BRL --Brazilian Real
COP --Columbian Peso
EUR --Euro
GBP --British Pound

FORWARD FOREIGN CURRENCY CONTRACTS

                           CONTRACT     IN EXCHANGE    DELIVERY   UNREALIZED   UNREALIZED
     COUNTERPARTY         TO DELIVER        FOR          DATE    APPRECIATION DEPRECIATION
------------------------------------------------------------------------------------------
JPMorgan Chase Bank N.A EUR 14,925,000 USD 16,996,441 10/02/2015   $319,252     $     --
                        EUR 16,430,000 USD 18,568,678 10/15/2015    206,312           --
                        EUR 13,450,000 USD 15,018,485 11/03/2015         --      (17,780)
                        GBP  8,901,396 USD 13,775,000 10/02/2015    309,417           --
                        GBP  8,850,000 USD 13,381,731 11/03/2015         --       (4,081)
                        USD    789,919 EUR    700,000 10/02/2015         --       (7,739)
                        USD 13,459,470 GBP  8,900,000 10/02/2015      4,000           --
                                                                   --------     --------
         Net Unrealized Appreciation/(Depreciation)....            $838,981     $(29,600)
                                                                   ========     ========

EUR --Euro Dollar
GBP --British Pound
USD --United States Dollar

See Notes to Financial Statements

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2015 (see Note 3):

                                         LEVEL 1 -- UNADJUSTED  LEVEL 2 --OTHER  LEVEL 3 --SIGNIFICANT
                                             QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS     TOTAL
-                                        --------------------- ----------------- --------------------- ------------
ASSETS:
Investments at Value:*
Asset Backed Securities.................       $     --          $  2,354,482          $195,351        $  2,549,833
U.S. Corporate Bonds & Notes:
  Airlines..............................             --             2,687,570            29,863           2,717,433
  Gambling (Non-Hotel)..................             --             1,075,295             4,685           1,079,980
  Rubber/Plastic Products...............             --                    --                 0                   0
  Other Industries......................             --           181,629,606                --         181,629,606
Foreign Corporate Bonds & Notes:
  Special Purpose Entity................             --                    --                 0                   0
  Other Industries......................             --            94,839,593                --          94,839,593
Foreign Government Obligation...........             --            39,131,065                --          39,131,065
U.S. Government Agencies................             --            18,525,641                --          18,525,641
U.S. Government Treasuries..............             --            34,996,977                --          34,996,977
Loans...................................             --             2,766,425                --           2,766,425
Municipal Bonds & Notes.................             --             1,683,330                --           1,683,330
Common Stocks...........................             --                    --           423,746             423,746
Preferred Securities....................        900,042                    --                --             900,042
Preferred Securities/Capital Securities.             --            19,783,707                --          19,783,707
Short-Term Investment Securities........             --             7,059,000                --           7,059,000
Repurchase Agreements...................             --             2,169,000                --           2,169,000
                                               --------          ------------          --------        ------------
TOTAL INVESTMENTS AT VALUE..............       $900,042          $408,701,691          $653,645        $410,255,378
                                               ========          ============          ========        ============
Other Financial Instruments:+
Forward Foreign Currency Contracts......       $     --          $    838,981          $     --        $    838,981
                                               ========          ============          ========        ============

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts......       $     --          $     29,600          $     --        $     29,600
                                               ========          ============          ========        ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2015 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                  Medical-Hospitals...................... 3.8%
                  Cable/Satellite TV..................... 3.1
                  Casino Hotels.......................... 2.9
                  Medical-Drugs.......................... 2.6
                  Television............................. 2.5
                  Oil Companies-Exploration & Production. 2.3
                  Applications Software.................. 2.3
                  Telephone-Integrated................... 2.3
                  Broadcast Services/Program............. 2.2
                  Data Processing/Management............. 2.1
                  Telecom Services....................... 2.0
                  Independent Power Producers............ 1.8
                  Auto/Truck Parts & Equipment-Original.. 1.8
                  Distribution/Wholesale................. 1.7
                  Airlines............................... 1.7
                  Food-Misc./Diversified................. 1.6
                  Real Estate Management/Services........ 1.6
                  Medical Products....................... 1.6
                  Cellular Telecom....................... 1.4
                  Aerospace/Defense-Equipment............ 1.4
                  Building Products-Cement............... 1.3
                  Computers-Integrated Systems........... 1.3
                  Gambling (Non-Hotel)................... 1.2
                  Auto-Cars/Light Trucks................. 1.2
                  Building & Construction Products-Misc.. 1.2
                  Containers-Metal/Glass................. 1.2
                  Building-Residential/Commercial........ 1.1
                  Real Estate Investment Trusts.......... 1.1
                  Commercial Services-Finance............ 1.1
                  Pipelines.............................. 1.1
                  Commercial Services.................... 1.0
                  Enterprise Software/Service............ 1.0
                  Finance-Leasing Companies.............. 0.9
                  Dialysis Centers....................... 0.9
                  Oil Refining & Marketing............... 0.9
                  Chemicals-Diversified.................. 0.9
                  Electronic Components-Semiconductors... 0.9
                  Medical-Outpatient/Home Medical........ 0.9
                  Rental Auto/Equipment.................. 0.9
                  Containers-Paper/Plastic............... 0.9
                  Security Services...................... 0.9
                  Computers-Periphery Equipment.......... 0.9
                  Finance-Auto Loans..................... 0.8
                  Diversified Financial Services......... 0.8
                  Food-Catering.......................... 0.8
                  Medical Labs & Testing Services........ 0.8
                  Investment Management/Advisor Services. 0.7
                  Electric-Integrated.................... 0.7
                  Computer Services...................... 0.7
                  Multimedia............................. 0.7
                  Human Resources........................ 0.7
                  Extended Service Contracts............. 0.7
                  Finance-Consumer Loans................. 0.7
                  Specified Purpose Acquisitions......... 0.7
                  Energy-Alternate Sources............... 0.6
                  Investment Companies................... 0.6
                  Insurance-Multi-line................... 0.6
                  Consumer Products-Misc................. 0.6
                  Retail-Arts & Crafts................... 0.6
                  Satellite Telecom...................... 0.6
                  Diversified Banking Institutions....... 0.5
                  Racetracks............................. 0.5
                  Paper & Related Products............... 0.5
                  Banks-Mortgage......................... 0.5
                  Diversified Minerals................... 0.5
                  Medical-Biomedical/Gene................ 0.4
                  Diagnostic Kits........................ 0.4

                Advertising Services.....................  0.4
                Professional Sports......................  0.4
                Oil & Gas Drilling.......................  0.4
                Steel-Producers..........................  0.4
                Machinery-General Industrial.............  0.4
                Research & Development...................  0.4
                Disposable Medical Products..............  0.4
                Physical Therapy/Rehabilitation Centers..  0.4
                Medical-HMO..............................  0.4
                Hotels/Motels............................  0.4
                Internet Security........................  0.4
                Communications Software..................  0.4
                Schools..................................  0.4
                Internet Financial Services..............  0.4
                Retail-Drug Store........................  0.4
                Gas-Distribution.........................  0.3
                Leisure Products.........................  0.3
                Telecommunication Equipment..............  0.3
                Insurance-Property/Casualty..............  0.3
                Recreational Centers.....................  0.3
                Leisure Games............................  0.3
                Retail-Restaurants.......................  0.3
                Retail-Major Department Stores...........  0.3
                MRI/Medical Diagnostic Imaging...........  0.3
                Medical-Generic Drugs....................  0.3
                Bicycle Manufacturing....................  0.3
                Soap & Cleaning Preparation..............  0.3
                Diversified Manufacturing Operations.....  0.3
                Retail-Hypermarkets......................  0.3
                Non-Hazardous Waste Disposal.............  0.3
                Alternative Waste Technology.............  0.3
                Chemicals-Specialty......................  0.3
                Food-Baking..............................  0.3
                Direct Marketing.........................  0.3
                Oil-Field Services.......................  0.2
                Casino Services..........................  0.2
                Retail-Office Supplies...................  0.2
                Semiconductor Equipment..................  0.2
                Retail-Pet Food & Supplies...............  0.2
                Finance-Mortgage Loan/Banker.............  0.2
                Diagnostic Equipment.....................  0.2
                Physicians Practice Management...........  0.2
                Theaters.................................  0.2
                Banks-Commercial.........................  0.2
                Office Automation & Equipment............  0.2
                Filtration/Separation Products...........  0.2
                Educational Software.....................  0.2
                Resorts/Theme Parks......................  0.2
                Home Furnishings.........................  0.2
                Special Purpose Entities.................  0.2
                Retail-Pawn Shops........................  0.1
                Consulting Services......................  0.1
                Food-Retail..............................  0.1
                Finance-Other Services...................  0.1
                Rubber/Plastic Products..................  0.1
                Athletic Equipment.......................  0.1
                Building & Construction-Misc.............  0.1
                Hospital Beds/Equipment..................  0.1
                Coal.....................................  0.1
                Retail-Misc./Diversified.................  0.1
                Retail-Propane Distribution..............  0.1
                Auto/Truck Parts & Equipment-Replacement.  0.1
                Auto-Heavy Duty Trucks...................  0.1
                Banks-Super Regional.....................  0.1
                                                          ----
                                                          97.5%
                                                          ====

--------
*Calculated as a percentage of net assets

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO PROFILE -- SEPTEMBER 30, 2015 -- (UNAUDITED) (CONTINUED)

CREDIT QUALITY+#

                              A............   0.1%
                              Baa..........   1.4
                              Ba...........  33.0
                              B............  50.6
                              Caa..........  10.5
                              Ca...........   0.1
                              Not Rated@...   4.3
                                            -----
                                            100.0%
                                            =====

--------
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)

                                                 PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT     (NOTE 3)
          ASSET BACKED SECURITIES -- 0.8%
          DIVERSIFIED FINANCIAL SERVICES -- 0.8%
            GLS Auto Receivables Trust
             9.79% due 10/15/2025(1)............ $  340,000 $  339,490
            Home Equity Loan Trust VRS
             Series 2007-HSA3, Class AI4
             6.11% due 06/25/2037...............  1,105,738  1,119,496
            Leaf Receivables Funding 10 LLC
             Series 2015-1, Class E2
             6.00% due 06/15/2023*..............    590,000    569,541
                                                            ----------
          TOTAL ASSET BACKED SECURITIES
             (cost $2,006,336)..................             2,028,527
                                                            ----------
          CONVERTIBLE BONDS & NOTES -- 0.0%
          MEDICAL-DRUGS -- 0.0%
            Savient Pharmaceuticals, Inc.
             Escrow Notes
             4.75% due 02/01/2018+(1)(2)
             (cost $387,640)....................    745,000          0
                                                            ----------
          U.S. CORPORATE BONDS & NOTES -- 37.8%
          AEROSPACE/DEFENSE-EQUIPMENT -- 0.6%
            TransDigm, Inc.
             Senior Sub. Notes
             6.50% due 05/15/2025*..............  1,530,000  1,438,200
                                                            ----------
          AIRLINES -- 0.3%
            American Airlines Group, Inc.
             Company Guar. Notes
             4.63% due 03/01/2020*..............    245,000    238,875
            US Airways Pass Through Trust
             Series 2012-2 Class C
             5.45% due 06/03/2018...............    500,000    505,000
                                                            ----------
                                                               743,875
                                                            ----------
          ALTERNATIVE WASTE TECHNOLOGY -- 0.3%
            ADS Waste Holdings, Inc.
             Company Guar. Notes
             8.25% due 10/01/2020...............    620,000    618,450
                                                            ----------
          APPLICATIONS SOFTWARE -- 0.6%
            Emdeon, Inc.
             Company Guar. Notes
             6.00% due 02/15/2021*..............  1,115,000  1,077,369
            Emdeon, Inc.
             Company Guar. Notes
             11.00% due 12/31/2019..............    420,000    447,300
                                                            ----------
                                                             1,524,669
                                                            ----------
          AUTO-CARS/LIGHT TRUCKS -- 0.4%
            General Motors Co.
             Senior Notes
             4.88% due 10/02/2023...............    665,000    674,434
            General Motors Financial Co., Inc.
             Company Guar. Notes
             3.45% due 04/10/2022...............    205,000    197,187
                                                            ----------
                                                               871,621
                                                            ----------
          AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.9%
            Dana Holding Corp.
             Senior Notes
             5.50% due 12/15/2024...............    155,000    149,187

                                                   PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT     (NOTE 3)
        AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (CONTINUED)
          Meritor, Inc.
           Company Guar. Notes
           6.75% due 06/15/2021................... $  735,000 $  738,675
          MPG Holdco I, Inc.
           Company Guar. Notes
           7.38% due 10/15/2022...................    340,000    353,600
          Omega US Sub LLC
           Senior Notes
           8.75% due 07/15/2023*..................  1,110,000    979,575
                                                              ----------
                                                               2,221,037
                                                              ----------
        BANKS-COMMERCIAL -- 0.2%
          CIT Group, Inc.
           Senior Notes
           5.50% due 02/15/2019*..................    430,000    446,125
                                                              ----------
        BANKS-MORTGAGE -- 0.5%
          Provident Funding Associates LP/PFG
           Finance Corp.
           Company Guar. Notes
           6.75% due 06/15/2021*..................  1,205,000  1,141,737
                                                              ----------
        BROADCAST SERVICES/PROGRAM -- 1.3%
          Clear Channel Worldwide Holdings, Inc.
           Company Guar. Notes
           7.63% due 03/15/2020...................  1,340,000  1,343,350
          iHeartCommunications, Inc.
           Senior Sec. Notes
           9.00% due 12/15/2019...................    500,000    430,000
          iHeartCommunications, Inc.
           Senior Sec. Notes
           9.00% due 03/01/2021...................    515,000    432,729
          iHeartCommunications, Inc.
           Senior Notes
           10.00% due 01/15/2018..................    260,000    137,800
          Univision Communications, Inc.
           Senior Sec. Notes
           5.13% due 05/15/2023*..................    765,000    726,750
                                                              ----------
                                                               3,070,629
                                                              ----------
        BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.9%
          Builders FirstSource, Inc.
           Senior Sec. Notes
           7.63% due 06/01/2021*..................    815,000    847,600
          Building Materials Corp. of America
           Senior Notes
           5.38% due 11/15/2024*..................    745,000    735,687
          NCI Building Systems, Inc.
           Company Guar. Notes
           8.25% due 01/15/2023*..................    585,000    612,788
                                                              ----------
                                                               2,196,075
                                                              ----------
        BUILDING PRODUCTS-CEMENT -- 0.2%
          Cemex Finance LLC
           Senior Sec. Notes
           6.00% due 04/01/2024*..................    490,000    445,900
                                                              ----------
        BUILDING-RESIDENTIAL/COMMERCIAL -- 1.1%
          Calatlantic Group, Inc.
           Company Guar. Notes
           6.25% due 12/15/2021...................    610,000    651,175

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)

                                                PRINCIPAL    VALUE
                  SECURITY DESCRIPTION           AMOUNT     (NOTE 3)
           U.S. CORPORATE BONDS & NOTES (CONTINUED)
           BUILDING-RESIDENTIAL/COMMERCIAL (CONTINUED)
             Lennar Corp.
              Company Guar. Notes
              4.50% due 11/15/2019............. $  355,000 $  358,017
             MDC Holdings, Inc.
              Company Guar. Notes
              5.50% due 01/15/2024.............    755,000    762,550
             TRI Pointe Holdings, Inc.
              Senior Notes
              4.38% due 06/15/2019.............    230,000    225,400
             TRI Pointe Holdings, Inc.
              Company Guar. Notes
              5.88% due 06/15/2024.............    835,000    818,300
                                                           ----------
                                                            2,815,442
                                                           ----------
           CABLE/SATELLITE TV -- 2.1%
             Altice US Finance II Corp.
              Senior Sec. Notes
              7.75% due 07/15/2025*............    500,000    442,500
             CCO Holdings LLC/CCO Holdings
              Capital Corp.
              Company Guar. Notes
              5.13% due 02/15/2023.............     25,000     23,063
             CCO Holdings LLC/CCO Holdings
              Capital Corp.
              Company Guar. Notes
              5.25% due 09/30/2022.............    185,000    173,437
             CCO Holdings LLC/CCO Holdings
              Capital Corp.
              Company Guar. Notes
              5.75% due 09/01/2023.............    125,000    119,844
             CCO Holdings LLC/CCO Holdings
              Capital Corp.
              Company Guar. Notes
              6.63% due 01/31/2022.............    580,000    584,350
             CCO Holdings LLC/CCO Holdings
              Capital Corp.
              Company Guar. Notes
              7.38% due 06/01/2020.............    365,000    379,144
             CCO Safari II LLC
              Senior Sec. Notes
              4.91% due 07/23/2025*............    300,000    298,561
             Cequel Communications Holdings I
              LLC/Cequel Capital Corp.
              Senior Notes
              5.13% due 12/15/2021*............    570,000    501,956
             CSC Holdings LLC
              Senior Notes
              5.25% due 06/01/2024.............    775,000    611,281
             DISH DBS Corp.
              Company Guar. Notes
              6.75% due 06/01/2021.............  1,320,000  1,271,318
             RCN Telecom Services LLC/RCN
              Capital Corp.
              Senior Notes
              8.50% due 08/15/2020*............    810,000    836,325
                                                           ----------
                                                            5,241,779
                                                           ----------
           CASINO HOTELS -- 1.1%
             Boyd Gaming Corp.
              Company Guar. Notes
              6.88% due 05/15/2023.............    520,000    527,800

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT     (NOTE 3)
     CASINO HOTELS -- (CONTINUED)
       Boyd Gaming Corp.
        Company Guar. Notes
        9.00% due 07/01/2020........................ $  600,000 $  637,620
       Caesars Entertainment Resort Properties LLC
        Senior Sec. Notes
        8.00% due 10/01/2020........................    485,000    460,750
       MGM Resorts International
        Company Guar. Notes
        6.75% due 10/01/2020........................  1,000,000  1,032,500
                                                                ----------
                                                                 2,658,670
                                                                ----------
     CELLULAR TELECOM -- 1.3%
       Sprint Corp.
        Company Guar. Notes
        7.25% due 09/15/2021........................    615,000    503,531
       Sprint Corp.
        Company Guar. Notes
        7.88% due 09/15/2023........................  1,050,000    849,844
       T-Mobile USA, Inc.
        Company Guar. Notes
        6.50% due 01/15/2024........................    125,000    121,172
       T-Mobile USA, Inc.
        Company Guar. Notes
        6.63% due 11/15/2020........................    645,000    655,481
       T-Mobile USA, Inc.
        Company Guar. Notes
        6.73% due 04/28/2022........................    955,000    952,613
                                                                ----------
                                                                 3,082,641
                                                                ----------
     CHEMICALS-DIVERSIFIED -- 0.1%
       Hexion, Inc.
        Senior Sec. Notes
        6.63% due 04/15/2020........................    230,000    195,500
                                                                ----------
     COMMERCIAL SERVICES-FINANCE -- 0.5%
       Harland Clarke Holdings Corp.
        Senior Sec. Notes
        6.88% due 03/01/2020*.......................    350,000    315,000
       Harland Clarke Holdings Corp.
        Senior Notes
        9.25% due 03/01/2021*.......................    400,000    332,500
       Interactive Data Corp.
        Company Guar. Notes
        5.88% due 04/15/2019*.......................    640,000    640,000
                                                                ----------
                                                                 1,287,500
                                                                ----------
     COMPUTERS-INTEGRATED SYSTEMS -- 0.2%
       Project Homestake Merger Corp.
        Company Guar. Notes
        8.88% due 03/01/2023*.......................    440,000    400,400
                                                                ----------
     CONSULTING SERVICES -- 0.1%
       CEB, Inc.
        Company Guar. Notes
        5.63% due 06/15/2023*.......................    360,000    359,100
                                                                ----------
     CONTAINERS-METAL/GLASS -- 0.0%
       Owens-Brockway Glass Container, Inc.
        Company Guar. Notes
        5.88% due 08/15/2023*.......................     70,000     70,438
                                                                ----------

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)

                                                 PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT     (NOTE 3)
         U.S. CORPORATE BONDS & NOTES (CONTINUED)
         CONTAINERS-PAPER/PLASTIC -- 0.4%
           Berry Plastics Corp.
            Sec. Notes
            5.13% due 07/15/2023................ $  990,000 $  933,075
                                                            ----------
         DATA PROCESSING/MANAGEMENT -- 0.7%
           First Data Corp.
            Sec. Notes
            8.25% due 01/15/2021*...............  1,189,000  1,233,587
           First Data Corp.
            Company Guar. Notes
            11.75% due 08/15/2021...............    330,000    366,300
                                                            ----------
                                                             1,599,887
                                                            ----------
         DIAGNOSTIC KITS -- 0.2%
           Alere, Inc.
            Company Guar. Notes
            6.50% due 06/15/2020................    600,000    609,000
                                                            ----------
         DIALYSIS CENTERS -- 0.1%
           DaVita HealthCare Partners, Inc.
            Company Guar. Notes
            5.00% due 05/01/2025................    335,000    321,600
                                                            ----------
         DISPOSABLE MEDICAL PRODUCTS -- 0.3%
           Sterigenics-Nordion Holdings LLC
            Senior Notes
            6.50% due 05/15/2023*...............    720,000    714,600
                                                            ----------
         DISTRIBUTION/WHOLESALE -- 0.3%
           HD Supply, Inc.
            Senior Sec. Notes
            5.25% due 12/15/2021*...............    705,000    708,525
                                                            ----------
         ELECTRIC-INTEGRATED -- 0.0%
           Texas Competitive Electric Holdings
            Co. LLC/TCEH Finance, Inc.
            Senior Sec. Notes
            11.50% due 10/01/2020*+(3)(4).......    295,000    114,313
                                                            ----------
         ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.5%
           Freescale Semiconductor, Inc.
            Senior Sec. Notes
            6.00% due 01/15/2022*...............  1,065,000  1,112,925
                                                            ----------
         ENERGY-ALTERNATE SOURCES -- 0.3%
           TerraForm Power Operating LLC
            Company Guar. Notes
            5.88% due 02/01/2023*...............    760,000    670,700
                                                            ----------
         FINANCE-AUTO LOANS -- 0.8%
           Ally Financial, Inc.
            Senior Notes
            3.25% due 02/13/2018................    185,000    182,225
           Ally Financial, Inc.
            Senior Notes
            4.13% due 03/30/2020................  1,910,000  1,888,512
                                                            ----------
                                                             2,070,737
                                                            ----------
         FINANCE-CONSUMER LOANS -- 0.7%
           Springleaf Finance Corp.
            Senior Notes
            5.25% due 12/15/2019................  1,210,000  1,182,775

                                                   PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT     (NOTE 3)
        FINANCE-CONSUMER LOANS (CONTINUED)
          TMX Finance LLC/TitleMax Finance Corp.
           Senior Sec. Notes
           8.50% due 09/15/2018*.................. $  600,000 $  472,500
                                                              ----------
                                                               1,655,275
                                                              ----------
        FINANCE-OTHER SERVICES -- 0.1%
          Nationstar Mtg. LLC/Nationstar
           Capital Corp.
           Company Guar. Notes
           6.50% due 07/01/2021...................    415,000    344,450
                                                              ----------
        FOOD-CATERING -- 0.4%
          Aramark Services, Inc.
           Company Guar. Notes
           5.75% due 03/15/2020...................    985,000  1,023,784
                                                              ----------
        FOOD-MISC./DIVERSIFIED -- 0.2%
          Dole Food Co, Inc.
           Senior Sec. Notes
           7.25% due 05/01/2019*..................    450,000    448,875
                                                              ----------
        GAMBLING (NON-HOTEL) -- 0.5%
          Isle of Capri Casinos, Inc.
           Company Guar. Notes
           5.88% due 03/15/2021...................    145,000    149,350
          Mohegan Tribal Gaming Authority
           Company Guar. Notes
           9.75% due 09/01/2021*..................    210,000    213,675
          Scientific Games International, Inc.
           Senior Sec. Notes
           7.00% due 01/01/2022*..................    905,000    891,425
                                                              ----------
                                                               1,254,450
                                                              ----------
        GAS-DISTRIBUTION -- 0.3%
          NGL Energy Partners LP/NGL Energy
           Finance Corp
           Company Guar. Notes
           5.13% due 07/15/2019...................    935,000    850,850
                                                              ----------
        HOME FURNISHINGS -- 0.2%
          Tempur Sealy International, Inc.
           Company Guar. Notes
           5.63% due 10/15/2023*..................    385,000    386,444
                                                              ----------
        INDEPENDENT POWER PRODUCERS -- 0.5%
          Calpine Corp.
           Senior Notes
           5.38% due 01/15/2023...................    727,000    677,927
          NRG Yield Operating LLC
           Company Guar. Notes
           5.38% due 08/15/2024...................    665,000    583,538
                                                              ----------
                                                               1,261,465
                                                              ----------
        INSURANCE-MULTI-LINE -- 0.3%
          Genworth Holdings, Inc.
           Company Guar. Notes
           4.90% due 08/15/2023...................  1,005,000    783,900
                                                              ----------
        INTERNET CONNECTIVITY SERVICES -- 0.0%
          Zayo Group LLC/Zayo Capital, Inc.
           Company Guar. Notes
           10.13% due 07/01/2020..................     62,000     67,270
                                                              ----------

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)

                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT     (NOTE 3)
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        INTERNET SECURITY -- 0.1%
          Blue Coat Holdings, Inc.
           Senior Notes
           8.38% due 06/01/2023*................. $  305,000 $  304,238
                                                             ----------
        MEDICAL LABS & TESTING SERVICES -- 0.1%
          inVentiv Health, Inc.
           Senior Sec. Notes
           9.00% due 01/15/2018*.................    165,000    170,363
                                                             ----------
        MEDICAL PRODUCTS -- 0.8%
          DJO Finco, Inc./DJO Finance
           LLC/DJO Finance Corp.
           Sec. Notes
           8.13% due 06/15/2021*.................    390,000    380,250
          Fredenius US Finance II, Inc.
           Company Guar. Notes
           4.50% due 01/15/2023*.................    190,000    189,525
          Hill-Rom Holdings, Inc.
           Senior Notes
           5.75% due 09/01/2023*.................  1,285,000  1,288,212
                                                             ----------
                                                              1,857,987
                                                             ----------
        MEDICAL-DRUGS -- 0.9%
          Endo Finance LLC/Endo Finco, Inc.
           Company Guar. Notes
           5.38% due 01/15/2023*.................    460,000    442,175
          PRA Holdings, Inc.
           Senior Notes
           9.50% due 10/01/2023*.................    421,000    464,153
          Quintiles Transnational Corp.
           Company Guar. Notes
           4.88% due 05/15/2023*.................    510,000    504,900
          Valeant Pharmaceuticals International
           Company Guar. Notes
           7.25% due 07/15/2022*.................    725,000    738,231
                                                             ----------
                                                              2,149,459
                                                             ----------
        MEDICAL-HOSPITALS -- 3.2%
          Acadia Healthcare Co., Inc.
           Company Guar. Notes
           5.63% due 02/15/2023*.................    165,000    165,825
          CHS/Community Health Systems, Inc.
           Senior Sec. Notes
           5.13% due 08/15/2018..................    405,000    414,113
          CHS/Community Health Systems, Inc.
           Company Guar. Notes
           6.88% due 02/01/2022..................  1,025,000  1,046,740
          HCA, Inc.
           Company Guar. Notes
           5.38% due 02/01/2025..................  1,255,000  1,242,450
          HCA, Inc.
           Senior Sec. Notes
           6.50% due 02/15/2020..................  2,030,000  2,212,700
          Tenet Healthcare Corp. FRS
           Senior Sec. Notes
           3.84% due 06/15/2020*.................    315,000    312,834

                                                      PRINCIPAL   VALUE
                  SECURITY DESCRIPTION                 AMOUNT    (NOTE 3)
     MEDICAL-HOSPITALS (CONTINUED)
       Tenet Healthcare Corp.
        Senior Notes
        5.00% due 03/01/2019......................... $760,000  $  735,300
       Tenet Healthcare Corp.
        Senior Sec. Notes
        6.00% due 10/01/2020.........................  750,000     791,250
       Tenet Healthcare Corp.
        Senior Notes
        8.13% due 04/01/2022.........................  775,000     823,748
                                                                ----------
                                                                 7,744,960
                                                                ----------
     MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.3%
       Amsurg Corp.
        Company Guar. Notes
        5.63% due 07/15/2022.........................  695,000     694,131
                                                                ----------
     MRI/MEDICAL DIAGNOSTIC IMAGING -- 0.3%
       Surgical Care Affiliates, Inc.
        Company Guar. Notes
        6.00% due 04/01/2023*........................  734,000     726,660
                                                                ----------
     OFFICE AUTOMATION & EQUIPMENT -- 0.2%
       CDW LLC/CDW Finance Corp.
        Company Guar. Notes
        6.00% due 08/15/2022.........................  410,000     428,553
                                                                ----------
     OIL & GAS DRILLING -- 0.1%
       Helmerich & Payne International Drilling Co.
        Company Guar. Notes
        4.65% due 03/15/2025.........................  375,000     373,309
                                                                ----------
     OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.1%
       Antero Resources Corp.
        Company Guar. Notes
        5.38% due 11/01/2021.........................  130,000     114,400
       Antero Resources Corp.
        Company Guar. Notes
        5.63% due 06/01/2023*........................  190,000     166,725
       Antero Resources Corp.
        Company Guar. Notes
        6.00% due 12/01/2020.........................  350,000     323,750
       Blue Racer Midstream LLC/Blue
        Racer Finance Corp.
        Company Guar. Notes
        6.13% due 11/15/2022*........................  875,000     831,250
       Bonanza Creek Energy, Inc.
        Company Guar. Notes
        6.75% due 04/15/2021.........................  425,000     296,438
       Diamondback Energy, Inc.
        Company Guar. Notes
        7.63% due 10/01/2021.........................  570,000     598,500
       EP Energy LLC/Everest Acquisition
        Finance, Inc.
        Company Guar. Notes
        6.38% due 06/15/2023.........................  650,000     479,778
       EP Energy LLC/Everest Acquisition
        Finance, Inc.
        Company Guar. Notes
        9.38% due 05/01/2020.........................  964,000     829,040

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)

                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT     (NOTE 3)
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        OIL COMPANIES-EXPLORATION & PRODUCTION (CONTINUED)
          Gulfport Energy Corp.
           Company Guar. Notes
           7.75% due 11/01/2020.................. $  345,000 $  338,962
          Halcon Resources Corp.
           Sec. Notes
           8.63% due 02/01/2020*.................    315,000    261,844
          Newfield Exploration Co.
           Senior Notes
           5.38% due 01/01/2026..................    635,000    581,025
          SM Energy Co
           Senior Notes
           6.13% due 11/15/2022..................    405,000    375,030
                                                             ----------
                                                              5,196,742
                                                             ----------
        OIL REFINING & MARKETING -- 0.7%
          Sunoco LP/Sunoco Finance Corp.
           Company Guar. Notes
           5.50% due 08/01/2020*.................    600,000    591,000
          Sunoco LP/Sunoco Finance Corp.
           Company Guar. Notes
           6.38% due 04/01/2023*.................  1,120,000  1,092,000
                                                             ----------
                                                              1,683,000
                                                             ----------
        OIL-FIELD SERVICES -- 0.1%
          FTS International, Inc. FRS
           Senior Sec. Notes
           7.84% due 06/15/2020*.................    475,000    351,640
                                                             ----------
        PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.4%
          HealthSouth Corp.
           Company Guar. Notes
           5.75% due 11/01/2024*.................    130,000    128,375
          HealthSouth Corp.
           Company Guar. Notes
           5.75% due 09/15/2025*.................    900,000    873,000
                                                             ----------
                                                              1,001,375
                                                             ----------
        PHYSICIANS PRACTICE MANAGEMENT -- 0.2%
          Envision Healthcare Corp.
           Company Guar. Notes
           5.13% due 07/01/2022*.................    480,000    478,800
                                                             ----------
        PIPELINES -- 1.1%
          Crestwood Midstream Partners
           LP/Crestwood Midstream Finance Corp.
           Company Guar. Notes
           6.25% due 04/01/2023*.................    600,000    510,000
          Energy Transfer Equity LP
           Senior Sec. Notes
           7.50% due 10/15/2020..................    571,000    568,145
          MarkWest Energy Partners
           LP/MarkWest Energy Finance Corp.
           Company Guar. Notes
           4.88% due 12/01/2024..................    830,000    759,450
          Sabine Pass Liquefaction LLC
           Senior Sec. Notes
           5.63% due 02/01/2021..................    700,000    649,250

                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT     (NOTE 3)
        PIPELINES (CONTINUED)
          Sabine Pass Liquefaction LLC
           Senior Sec. Notes
           6.25% due 03/15/2022.................. $  200,000 $  186,000
                                                             ----------
                                                              2,672,845
                                                             ----------
        RACETRACKS -- 0.5%
          GLP Capital LP/GLP Financing II, Inc.
           Company Guar. Notes
           4.88% due 11/01/2020..................    610,000    617,625
          Penn National Gaming, Inc.
           Senior Notes
           5.88% due 11/01/2021..................    660,000    665,775
                                                             ----------
                                                              1,283,400
                                                             ----------
        REAL ESTATE INVESTMENT TRUSTS -- 1.1%
          Corrections Corp. of America
           Company Guar. Notes
           5.00% due 10/15/2022..................    880,000    882,200
          DuPont Fabros Technology LP
           Company Guar. Notes
           5.88% due 09/15/2021..................    450,000    461,250
          ESH Hospitality, Inc.
           Company Guar. Notes
           5.25% due 05/01/2025*.................    500,000    491,250
          iStar Financial, Inc.
           Senior Notes
           5.00% due 07/01/2019..................  1,000,000    950,000
                                                             ----------
                                                              2,784,700
                                                             ----------
        RENTAL AUTO/EQUIPMENT -- 0.9%
          Ahern Rentals, Inc.
           Sec. Notes
           7.38% due 05/15/2023*.................    580,000    504,600
          Hertz Corp.
           Company Guar. Notes
           6.25% due 10/15/2022..................    445,000    446,112
          United Rentals North America, Inc.
           Company Guar. Notes
           5.50% due 07/15/2025..................  1,275,000  1,192,125
                                                             ----------
                                                              2,142,837
                                                             ----------
        RESEARCH & DEVELOPMENT -- 0.3%
          Jaguar Holding Co II / Pharmaceutical
           Product Development LLC
           Company Guar. Notes
           6.38% due 08/01/2023*.................    745,000    724,513
                                                             ----------
        RETAIL-DRUG STORE -- 0.4%
          Rite Aid Corp.
           Company Guar. Notes
           6.13% due 04/01/2023*.................    130,000    129,025
          Rite Aid Corp.
           Company Guar. Notes
           6.75% due 06/15/2021..................    730,000    748,250
                                                             ----------
                                                                877,275
                                                             ----------

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT     (NOTE 3)
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     RETAIL-HYPERMARKETS -- 0.3%
       Tops Holding LLC / Tops Markets II Corp
        Senior Sec. Notes
        8.00% due 06/15/2022*....................... $  670,000 $  670,000
                                                                ----------
     RETAIL-LEISURE PRODUCTS -- 0.0%
       Party City Holdings, Inc.
        Company Guar. Notes
        6.13% due 08/15/2023*.......................    105,000    105,788
                                                                ----------
     RETAIL-PAWN SHOPS -- 0.1%
       First Cash Financial Services, Inc.
        Company Guar. Notes
        6.75% due 04/01/2021........................    365,000    365,000
                                                                ----------
     RETAIL-PROPANE DISTRIBUTION -- 0.1%
       AmeriGas Finance LLC/AmeriGas Finance Corp.
        Company Guar. Notes
        6.75% due 05/20/2020........................     60,000     60,750
       AmeriGas Finance LLC/AmeriGas Finance Corp.
        Company Guar. Notes
        7.00% due 05/20/2022........................    145,000    148,625
                                                                ----------
                                                                   209,375
                                                                ----------
     RETAIL-RESTAURANTS -- 0.3%
       Landry's, Inc.
        Company Guar. Notes
        9.38% due 05/01/2020*.......................    700,000    747,250
                                                                ----------
     RUBBER/PLASTIC PRODUCTS -- 0.0%
       Venture Holdings Co. LLC
        Company Guar. Notes
        11.00% due 06/01/2007+(1)(2)(5)(6)..........    550,000          0
                                                                ----------
     SATELLITE TELECOM -- 0.2%
       DigitalGlobe, Inc.
        Company Guar. Notes
        5.25% due 02/01/2021*.......................    490,000    464,275
                                                                ----------
     SECURITY SERVICES -- 0.6%
       ADT Corp.
        Senior Notes
        6.25% due 10/15/2021........................  1,395,000  1,438,594
                                                                ----------
     SEMICONDUCTOR EQUIPMENT -- 0.2%
       Entegris, Inc.
        Company Guar. Notes
        6.00% due 04/01/2022*.......................    580,000    588,700
                                                                ----------
     SPECIFIED PURPOSE ACQUISITIONS -- 0.5%
       Argos Merger Sub, Inc.
        Senior Notes
        7.13% due 03/15/2023*.......................  1,135,000  1,147,769
                                                                ----------
     STEEL-PRODUCERS -- 0.3%
       AK Steel Corp.
        Company Guar. Notes
        7.63% due 05/15/2020........................    725,000    377,906
       United States Steel Corp.
        Senior Notes
        7.38% due 04/01/2020........................    371,000    294,945
                                                                ----------
                                                                   672,851
                                                                ----------

                                                 PRINCIPAL   VALUE
                  SECURITY DESCRIPTION            AMOUNT    (NOTE 3)
          TELECOM SERVICES -- 0.7%
            CyrusOne LP/CyrusOne Finance Corp.
             Company Guar. Notes
             6.38% due 11/15/2022*.............. $890,000  $   905,575
            Neptune Finco Corp.
             Company Guar. Notes
             6.63% due 10/15/2025*..............  540,000      542,700
            Neptune Finco Corp.
             Senior Notes
             10.13% due 01/15/2023*.............  350,000      353,937
                                                           -----------
                                                             1,802,212
                                                           -----------
          TELEPHONE-INTEGRATED -- 1.2%
            Frontier Communications Corp.
             Senior Notes
             6.25% due 09/15/2021...............  945,000      786,712
            Frontier Communications Corp.
             Senior Notes
             8.88% due 09/15/2020*..............  105,000      102,900
            Frontier Communications Corp.
             Senior Notes
             10.50% due 09/15/2022*.............  110,000      107,250
            Level 3 Financing, Inc.
             Company Guar. Notes
             7.00% due 06/01/2020...............  149,000      154,215
            Level 3 Financing, Inc.
             Company Guar. Notes
             8.63% due 07/15/2020...............  945,000      987,525
            Windstream Services LLC
             Company Guar. Notes
             7.75% due 10/15/2020...............  805,000      684,250
                                                           -----------
                                                             2,822,852
                                                           -----------
          X-RAY EQUIPMENT -- 0.0%
            Hologic, Inc.
             Company Guar. Notes
             5.25% due 07/15/2022*..............   85,000       85,850
                                                           -----------
          TOTAL U.S. CORPORATE BONDS & NOTES
             (cost $98,017,577).................            92,529,216
                                                           -----------
          FOREIGN CORPORATE BONDS & NOTES -- 6.9%
          AUTO-CARS/LIGHT TRUCKS -- 0.2%
            Fiat Chrysler Automobiles NV
             Senior Notes
             5.25% due 04/15/2023...............  600,000      559,500
                                                           -----------
          BUILDING PRODUCTS-CEMENT -- 0.2%
            Cemex SAB de CV
             Senior Sec. Notes
             5.70% due 01/11/2025*..............  510,000      456,450
                                                           -----------
          CABLE/SATELLITE TV -- 0.2%
            Numericable Group SA
             Senior Sec. Notes
             6.00% due 05/15/2022*..............  625,000      602,344
                                                           -----------
          CELLULAR TELECOM -- 0.1%
            Digicel Group, Ltd.
             Senior Notes
             8.25% due 09/30/2020*..............  380,000      351,500
                                                           -----------

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)

                                                 PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT     (NOTE 3)
         FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
         CHEMICALS-DIVERSIFIED -- 0.7%
           INEOS Group Holdings SA
            Sec. Notes
            5.88% due 02/15/2019*............... $  450,000 $  418,500
           INEOS Group Holdings SA
            Sec. Notes
            6.13% due 08/15/2018*...............  1,305,000  1,229,962
                                                            ----------
                                                             1,648,462
                                                            ----------
         CONTAINERS-METAL/GLASS -- 0.3%
           Ardagh Finance Holdings SA
            Senior Notes
            8.63% due 06/15/2019*(7)............    304,880    310,978
           Ardagh Packaging Finance
            PLC/Ardagh Holdings USA, Inc.
            Company Guar. Notes
            6.00% due 06/30/2021*...............    365,000    348,575
           Ardagh Packaging Finance
            PLC/Ardagh MP Holdings USA, Inc.
            Senior Notes
            7.00% due 11/15/2020*...............     51,176     51,176
                                                            ----------
                                                               710,729
                                                            ----------
         DIVERSIFIED MANUFACTURING OPERATIONS -- 0.3%
           Bombardier, Inc.
            Senior Notes
            4.75% due 04/15/2019*...............    585,000    470,925
           Bombardier, Inc.
            Senior Notes
            6.13% due 01/15/2023*...............    305,000    224,175
                                                            ----------
                                                               695,100
                                                            ----------
         DIVERSIFIED MINERALS -- 0.3%
           FMG Resources August 2006 Pty, Ltd.
            Senior Sec. Notes
            9.75% due 03/01/2022*...............    770,000    717,063
                                                            ----------
         FINANCE-LEASING COMPANIES -- 0.4%
           AerCap Ireland Capital, Ltd./AerCap
            Global Aviation Trust Company
            Guar. Notes
            4.25% due 07/01/2020................    170,000    169,787
           Aircastle, Ltd.
            Senior Notes
            5.13% due 03/15/2021................    840,000    842,100
                                                            ----------
                                                             1,011,887
                                                            ----------
         GAMBLING (NON-HOTEL) -- 0.1%
           International Game Technology PLC
            Senior Sec. Notes
            6.25% due 02/15/2022*...............    205,000    190,650
                                                            ----------
         INDEPENDENT POWER PRODUCERS -- 0.1%
           Abengoa Yield PLC
            Company Guar. Notes
            7.00% due 11/15/2019*...............    295,000    258,125
                                                            ----------

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT     (NOTE 3)
     MEDICAL PRODUCTS -- 0.6%
       Mallinckrodt International Finance
        SA/Mallinckrodt CB LLC
        Company Guar. Notes
        4.88% due 04/15/2020*....................... $   15,000 $   14,325
       Mallinckrodt International Finance
        SA/Mallinckrodt CB LLC
        Company Guar. Notes
        5.50% due 04/15/2025*.......................     35,000     31,194
       Mallinckrodt International Finance SA/
        Mallinckrodt CB LLC
        Company Guar. Notes
        5.63% due 10/15/2023*.......................  1,455,000 $1,324,050
                                                                ----------
                                                                 1,369,569
                                                                ----------
     MEDICAL-BIOMEDICAL/GENE -- 0.3%
       Concordia Healthcare Corp.
        Company Guar. Notes
        7.00% due 04/15/2023*.......................    945,000    826,875
                                                                ----------
     MEDICAL-DRUGS -- 0.7%
       JLL/Delta Dutch Pledgeco BV
        Senior Notes
        8.75% due 05/01/2020*(8)....................    395,000    398,950
       Valeant Pharmaceuticals International, Inc.
        Company Guar. Notes
        5.38% due 03/15/2020*.......................    715,000    694,891
       Valeant Pharmaceuticals International, Inc.
        Company Guar. Notes
        5.50% due 03/01/2023*.......................    235,000    223,250
       Valeant Pharmaceuticals International, Inc.
        Company Guar. Notes
        5.88% due 05/15/2023*.......................    440,000    420,475
                                                                ----------
                                                                 1,737,566
                                                                ----------
     OIL & GAS DRILLING -- 0.0%
       Ensco PLC
        Senior Notes
        5.20% due 03/15/2025........................     83,000     63,169
                                                                ----------
     OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.2%
       Harvest Operations Corp.
        Company Guar. Notes
        6.88% due 10/01/2017........................    520,000    447,200
                                                                ----------
     PAPER & RELATED PRODUCTS -- 0.5%
       Cascades, Inc.
        Company Guar. Notes
        5.50% due 07/15/2022*.......................    675,000    641,250
       Cascades, Inc.
        Senior Notes
        5.75% due 07/15/2023*.......................    530,000    506,150
                                                                ----------
                                                                 1,147,400
                                                                ----------
     SATELLITE TELECOM -- 0.4%
       Intelsat Jackson Holdings SA
        Company Guar. Notes
        5.50% due 08/01/2023........................    240,000    198,000

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)

                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT     (NOTE 3)
        FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
        SATELLITE TELECOM (CONTINUED)
          Intelsat Jackson Holdings SA
           Company Guar. Notes
           7.25% due 04/01/2019.................. $  695,000 $   651,563
                                                             -----------
                                                                 849,563
                                                             -----------
        SPECIAL PURPOSE ENTITY -- 0.0%
          Hellas Telecommunications
           Luxembourg II SCA FRS
           Sub. Notes
           8.46% due 01/15/2015+*(1)(2)(6)(9)....  1,025,000           0
                                                             -----------
        STEEL-PRODUCERS -- 0.1%
          ArcelorMittal
           Senior Notes
           6.13% due 06/01/2025..................    445,000     360,450
                                                             -----------
        TELECOM SERVICES -- 1.0%
          Altice Financing SA
           Senior Sec. Notes
           6.63% due 02/15/2023*.................    400,000     384,750
          Altice Financing SA
           Senior Sec. Notes
           7.88% due 12/15/2019*.................    350,000     362,250
          Altice Finco SA
           Senior Sec. Notes
           9.88% due 12/15/2020*.................    455,000     486,850
          Altice SA Company
           Guar. Notes
           7.63% due 02/15/2025*.................    660,000     582,862
          Digicel, Ltd. Company
           Guar. Notes
           6.75% due 03/01/2023*.................    250,000     225,000
          UPCB Finance VI, Ltd.
           Senior Sec. Notes
           6.88% due 01/15/2022*.................    360,000     379,350
                                                             -----------
                                                               2,421,062
                                                             -----------
        TELEPHONE-INTEGRATED -- 0.2%
          SoftBank Group Corp.
           Company Guar. Notes
           4.50% due 04/15/2020*.................    545,000     527,778
                                                             -----------
        TOTAL FOREIGN CORPORATE BONDS & NOTES
           (cost $19,263,987)....................             16,952,442
                                                             -----------
        LOANS(10)(11)(12) -- 50.8%
        ADVERTISING SERVICES -- 0.4%
          Advantage Sales & Marketing, Inc. FRS
           1st Lien
           4.25% due 07/23/2021..................    583,404     575,382
          Advantage Sales & Marketing, Inc. FRS
           2nd Lien
           7.50% due 07/25/2022..................    515,000     492,469
                                                             -----------
                                                               1,067,851
                                                             -----------
        AEROSPACE/DEFENSE-EQUIPMENT -- 0.8%
          TransDigm, Inc. FRS
           BTL-C
           3.75% due 02/28/2020..................    478,769     473,563

                                                PRINCIPAL    VALUE
                  SECURITY DESCRIPTION           AMOUNT     (NOTE 3)
           AEROSPACE/DEFENSE-EQUIPMENT (CONTINUED)
             TransDigm, Inc. FRS
              BTL-D
              3.75% due 06/04/2021............. $1,484,962 $1,468,256
                                                           ----------
                                                            1,941,819
                                                           ----------
           AIRLINES -- 1.4%
             American Airlines, Inc. FRS
              BTL
              3.25% due 06/26/2020.............  1,325,630  1,314,030
             American Airlines, Inc. FRS
              BTL-B
              3.50% due 10/10/2021.............    484,000    481,096
             LM US Member LLC FRS
              1st Lien
              4.75% due 10/25/2019.............    620,436    616,170
             LM US Member LLC FRS
              BTL
              4.75% due 10/25/2019.............     24,624     24,455
             LM US Member LLC FRS
              2nd Lien
              8.25% due 01/25/2021.............    250,000    248,125
             United Airlines, Inc. FRS
              BTL-B1
              3.50% due 09/15/2021.............    643,500    642,294
                                                           ----------
                                                            3,326,170
                                                           ----------
           APPLICATIONS SOFTWARE -- 1.7%
             Applied Systems, Inc. FRS
              2nd Lien
              7.50% due 01/24/2022.............    867,550    859,597
             Deltek, Inc. FRS
              1st Lien
              5.00% due 06/25/2022.............     55,994     55,854
             Deltek, Inc. FRS
              BTL-2nd Lien
              9.50% due 06/17/2023.............    247,000    246,794
             Emdeon, Inc. FRS
              BTL-B2 BTL
              3.75% due 11/02/2018.............    843,836    840,320
             Mitchell International, Inc. FRS
              BTL
              4.50% due 10/12/2020.............    880,949    877,095
             Mitchell International, Inc. FRS
              2nd Lien
              8.50% due 10/11/2021.............    320,000    317,440
             SS&C European Holdings SARL FRS
              BTL-B2
              4.00% due 07/08/2022.............    137,991    138,139
             SS&C Technologies, Inc. FRS
              BTL-B1
              4.00% due 07/08/2022.............    872,300    873,235
                                                           ----------
                                                            4,208,474
                                                           ----------
           ATHLETIC EQUIPMENT -- 0.1%
             Jarden Corp. FRS
              BTL-B1
              2.94% due 09/30/2020.............     37,903     37,939

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)

                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT     (NOTE 3)
         LOANS (CONTINUED)
         ATHLETIC EQUIPMENT (CONTINUED)
           Jarden Corp. FRS
            BTL-B2
            2.94% due 07/30/2022................. $  269,000 $  268,664
                                                             ----------
                                                                306,603
                                                             ----------
         AUTO-CARS/LIGHT TRUCKS -- 0.6%
           FCA US LLC FRS
            BTL-B
            3.25% due 12/31/2018.................  1,587,909  1,572,824
                                                             ----------
         AUTO-HEAVY DUTY TRUCKS -- 0.1%
           Navistar, Inc. FRS
            BTL-B
            6.50% due 08/17/2017.................    155,139    151,067
                                                             ----------
         AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.9%
           Cooper-Standard Automotive, Inc. FRS
            BTL
            4.00% due 04/04/2021.................    793,970    788,015
           Federal-Mogul Holdings Corp. FRS
            BTL-C
            4.75% due 04/15/2021.................    545,865    517,889
           MPG Holdco I, Inc. FRS
            BTL-B
            3.75% due 10/20/2021.................    699,153    696,407
           TI Group Automotive Systems LLC FRS
            BTL
            4.50% due 06/30/2022.................     84,000     82,180
                                                             ----------
                                                              2,084,491
                                                             ----------
         AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT -- 0.1%
           Allison Transmission, Inc. FRS
            BTL-B3
            3.50% due 08/23/2019.................    154,215    154,157
                                                             ----------
         BICYCLE MANUFACTURING -- 0.3%
           SRAM LLC FRS
            1st Lien
            4.00% due 04/10/2020.................    728,779    706,915
                                                             ----------
         BLOODSTOCK SERVICES -- 0.0%
           NVA Holdings, Inc. FRS
            1st Lien
            4.75% due 08/14/2021.................     27,790     27,744
                                                             ----------
         BROADCAST SERVICES/PROGRAM -- 0.9%
           iHeartCommunications, Inc. FRS
            BTL-D
            6.94% due 01/30/2019.................  2,760,000  2,282,175
                                                             ----------
         BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.3%
           CPG International, Inc. FRS
            BTL
            4.75% due 09/30/2020.................    733,130    724,576
                                                             ----------
         BUILDING & CONSTRUCTION-MISC. -- 0.1%
           Brock Holdings III, Inc. FRS
            1st Lien
            6.00% due 03/16/2017.................    311,543    301,677
                                                             ----------

                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT     (NOTE 3)
         BUILDING PRODUCTS-CEMENT -- 0.9%
           Headwaters, Inc. FRS
            BTL-B
            4.50% due 03/24/2022................. $  588,525 $  589,628
           Quikrete Holdings, Inc. FRS
            1st Lien
            4.00% due 09/30/2020.................    600,000    597,300
           Summit Materials LLC FRS
            BTL-B
            4.25% due 07/17/2022.................  1,050,368  1,045,991
                                                             ----------
                                                              2,232,919
                                                             ----------
         BUILDING-RESIDENTIAL/COMMERCIAL -- 0.0%
           TOUSA, Inc. FRS
            Escrow Loans
            12.25% due 08/15/2013+(1)(2).........  2,037,810          0
                                                             ----------
         CABLE/SATELLITE TV -- 0.8%
           CCO Safari III LLC FRS
            BTL
            3.50% due 01/24/2023.................    287,000    285,027
           Charter Communications Operating LLC
            BTL-H
            3.25% due 08/24/2021.................    356,000    354,269
           CSC Holdings, Inc.
            BTL
            5.00% due 09/21/2022.................    990,000    982,398
           Ziggo BV FRS
            BTL-B1
            3.50% due 01/15/2022.................    147,915    145,388
           Ziggo NV FRS
            BTL-B2
            3.50% due 01/15/2022.................     95,319     93,691
           Ziggo NV FRS
            BTL-B3
            3.50% due 01/15/2022.................    156,766    154,088
                                                             ----------
                                                              2,014,861
                                                             ----------
         CASINO HOTELS -- 1.8%
           Boyd Gaming Corp. FRS
            BTL-B
            4.00% due 08/14/2020.................    583,541    582,650
           CityCenter Holdings LLC FRS
            BTL-B
            4.25% due 10/16/2020.................    650,000    648,607
           Golden Nugget, Inc. FRS
            Delayed Draw
            5.50% due 11/21/2019.................    135,659    135,930
           Golden Nugget, Inc. FRS
            BTL
            5.50% due 11/21/2019.................    316,538    317,171
           MGM Resorts International FRS
            BTL-B
            3.50% due 12/20/2019.................  1,371,881  1,359,449
           Peppermill Casinos, Inc. FRS
            BTL-B
            7.25% due 11/09/2018.................    788,845    790,817

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)

                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION               AMOUNT     (NOTE 3)
       LOANS (CONTINUED)
       CASINO HOTELS (CONTINUED)
         Station Casinos LLC FRS
          BTL-B
          4.25% due 03/02/2020.................... $  600,163 $  598,555
                                                              ----------
                                                               4,433,179
                                                              ----------
       CASINO SERVICES -- 0.1%
         Eldorado Resorts, Inc.
          BTL-B
          4.25% due 07/13/2022....................    333,165    333,998
                                                              ----------
       CHEMICALS-DIVERSIFIED -- 0.1%
         Ineos US Finance LLC FRS
          BTL
          4.25% due 03/31/2022....................    363,174    352,279
                                                              ----------
       CHEMICALS-SPECIALTY -- 0.3%
         Royal Holdings, Inc. FRS
          BTL-1st Lien
          4.50% due 06/19/2022....................    621,443    618,025
                                                              ----------
       COAL -- 0.1%
         Arch Coal, Inc. FRS
          BTL-B
          6.25% due 05/16/2018....................    517,639    288,152
                                                              ----------
       COMMERCIAL SERVICES -- 1.0%
         Brickman Group, Ltd. FRS
          1st Lien
          4.00% due 12/18/2020....................    767,822    755,984
         Brickman Group, Ltd. FRS
          2nd Lien
          7.50% due 12/17/2021....................    515,000    498,263
         ServiceMaster Co. LLC FRS
          BTL-B
          4.25% due 07/01/2021....................  1,243,413  1,243,191
                                                              ----------
                                                               2,497,438
                                                              ----------
       COMMERCIAL SERVICES-FINANCE -- 0.6%
         Harland Clarke Holdings Corp. FRS
          BTL-B-4
          6.00% due 08/04/2019....................    311,847    310,093
         TransUnion LLC FRS
          BTL-B2
          3.50% due 04/09/2021....................  1,189,561  1,177,665
                                                              ----------
                                                               1,487,758
                                                              ----------
       COMMUNICATIONS SOFTWARE -- 0.4%
         Securus Technologies Holdings, Inc. FRS
          BTL-B2
          5.25% due 04/30/2020....................  1,000,000    974,167
                                                              ----------
       COMPUTER SERVICES -- 0.7%
         DynCorp International, Inc. FRS
          BTL
          6.25% due 07/07/2016....................    560,000    545,066
         Presidio, Inc. FRS
          BTL
          5.25% due 02/02/2022....................    420,288    420,078

                                                 PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT     (NOTE 3)
         COMPUTER SERVICES (CONTINUED)
           Science Applications Int. Corp. FRS
            BTL-B
            3.75% due 05/04/2022................ $  778,050 $  778,050
                                                            ----------
                                                             1,743,194
                                                            ----------
         COMPUTERS-INTEGRATED SYSTEMS -- 1.1%
           Kronos, Inc. FRS
            1st Lien
            4.50% due 10/30/2019................  1,363,331  1,359,071
           Kronos, Inc. FRS
            2nd Lien
            9.75% due 04/30/2020................    564,557    576,378
           Riverbed Technology, Inc. FRS
            BTL-B
            6.00% due 04/24/2022................    504,465    504,735
           SS&C Technologies, Inc. FRS
            BTL-A1
            2.94% due 07/08/2020................     49,392     49,227
           SS&C Technologies, Inc. FRS
            BTL-A2
            2.95% due 07/08/2020................     76,608     76,353
                                                            ----------
                                                             2,565,764
                                                            ----------
         COMPUTERS-PERIPHERY EQUIPMENT -- 0.9%
           CDW LLC FRS
            BTL -B
            3.25% due 04/29/2020................  2,087,536  2,070,431
                                                            ----------
         CONSUMER PRODUCTS-MISC. -- 0.6%
           Reynolds Group Holdings, Inc. FRS
            BTL
            4.50% due 12/01/2018................  1,166,660  1,166,497
           Spectrum Brands, Inc. FRS
            BTL
            3.75% due 06/23/2022................    215,770    216,377
                                                            ----------
                                                             1,382,874
                                                            ----------
         CONTAINERS-METAL/GLASS -- 0.9%
           Anchor Glass Container Corp. FRS
            1st Lien
            4.50% due 07/01/2022................  1,377,720  1,377,362
           Berlin Packaging LLC FRS
            1st Lien
            4.50% due 10/01/2021................    545,865    543,954
           Owens-Illinois, Inc.
            BTL-B
            3.50% due 08/06/2022................    184,538    184,959
                                                            ----------
                                                             2,106,275
                                                            ----------
         CONTAINERS-PAPER/PLASTIC -- 0.5%
           Berry Plastics Group, Inc. FRS
            BTL-D
            3.50% due 02/08/2020................  1,202,665  1,191,640
                                                            ----------
         DATA PROCESSING/MANAGEMENT -- 1.4%
           CCC Information Services, Inc. FRS
            BTL-B
            4.00% due 12/20/2019................  1,188,982  1,183,780

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)

                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION               AMOUNT     (NOTE 3)
       LOANS (CONTINUED)
       DATA PROCESSING/MANAGEMENT (CONTINUED)
         First Data Corp. FRS
          BTL
          3.70% due 03/24/2018.................... $2,185,000 $2,164,857
         First Data Corp. FRS
          BTL
          3.95% due 07/08/2022....................    174,000    172,782
                                                              ----------
                                                               3,521,419
                                                              ----------
       DIAGNOSTIC EQUIPMENT -- 0.2%
         Ortho-Clinical Diagnostics, Inc. FRS
          BTL-B
          4.75% due 06/30/2021....................    544,486    536,319
                                                              ----------
       DIAGNOSTIC KITS -- 0.2%
         Alere, Inc. FRS
          BTL-B
          4.25% due 06/18/2022....................    490,770    490,429
                                                              ----------
       DIALYSIS CENTERS -- 0.8%
         DaVita HealthCare Partners, Inc. FRS
          BTL-B
          3.50% due 06/24/2021....................  1,484,962  1,482,576
         US Renal Care, Inc. FRS
          BTL-B-2
          4.25% due 07/03/2019....................    494,949    493,712
                                                              ----------
                                                               1,976,288
                                                              ----------
       DIRECT MARKETING -- 0.3%
         Acosta, Inc. FRS
          BTL
          4.25% due 09/26/2021....................    613,463    606,408
                                                              ----------
       DISPOSABLE MEDICAL PRODUCTS -- 0.1%
         Sterigenics-Nordion Holdings LLC FRS
          BTL-B
          4.25% due 05/15/2022....................    294,000    292,530
                                                              ----------
       DISTRIBUTION/WHOLESALE -- 1.4%
         American Builders & Contractors
          Supply Co., Inc. FRS
          BTL-B
          3.50% due 04/16/2020....................  1,100,191  1,092,399
         Beacon Roofing Supply, Inc.
          BTL-B
          4.00% due 10/01/2022....................    141,000    140,647
         HD Supply, Inc.
          BTL-B
          3.75% due 08/13/2021....................    655,000    651,561
         Spin Holdco, Inc. FRS
          1st Lien
          4.25% due 11/14/2019....................    493,756    485,733
         Univar, Inc. FRS
          BTL
          4.25% due 07/01/2022....................  1,046,000  1,028,349
                                                              ----------
                                                               3,398,689
                                                              ----------
       DIVERSIFIED MINERALS -- 0.2%
         FMG Resources August 2006 Pty, Ltd. FRS
          BTL-B
          3.75% due 06/30/2019....................    446,657    365,365
                                                              ----------

                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                   AMOUNT     (NOTE 3)
   EDUCATIONAL SOFTWARE -- 0.2%
     Evergreen Skills Lux Sarl FRS
      1st Lien
      5.75% due 04/28/2021............................ $  446,617 $  399,722
                                                                  ----------
   ELECTRIC-INTEGRATED -- 0.7%
     Energy Future Intermediate Holding Co. LLC FRS
      DIP
      4.25% due 06/19/2016............................  1,150,000  1,145,688
     Texas Competitive Electric Holdings Co. LLC FRS
      BTL
      4.68% due 10/10/2017+(3)(4).....................  1,372,835    528,541
                                                                  ----------
                                                                   1,674,229
                                                                  ----------
   ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.4%
     Avago Technologies Cayman, Ltd. FRS
      BTL-B
      3.75% due 05/06/2021............................    647,123    646,314
     Freescale Semiconductor Inc FRS
      BTL-B5
      5.00% due 01/15/2021............................    426,300    426,182
                                                                  ----------
                                                                   1,072,496
                                                                  ----------
   ENERGY-ALTERNATE SOURCES -- 0.3%
     Granite Acquisition, Inc. FRS
      BTL-B
      5.00% due 12/19/2021............................    738,671    722,666
     Granite Acquisition, Inc. FRS
      BTL-C
      5.00% due 12/19/2021............................     32,747     32,038
                                                                  ----------
                                                                     754,704
                                                                  ----------
   ENTERPRISE SOFTWARE/SERVICE -- 1.0%
     Epicor Software Co. FRS
      1st Lien
      4.75% due 06/01/2022............................    396,008    393,391
     Infor US, Inc. FRS
      BTL-B5
      3.75% due 06/03/2020............................  1,114,226  1,079,008
     Sophia LP
      BTL-B
      4.00% due 09/30/2022............................    850,000    847,344
                                                                  ----------
                                                                   2,319,743
                                                                  ----------
   EXTENDED SERVICE CONTRACTS -- 0.7%
     Sedgwick Claims Management Services, Inc. FRS
      1st Lien
      3.75% due 03/01/2021............................  1,149,564  1,129,446
     Sedgwick Claims Management Services, Inc. FRS
      2nd Lien
      6.75% due 02/28/2022............................    595,000    556,325
                                                                  ----------
                                                                   1,685,771
                                                                  ----------
   FILTRATION/SEPARATION PRODUCTS -- 0.2%
     Filtration Group, Inc. FRS
      1st Lien
      4.25% due 11/21/2020............................    412,000    411,614
                                                                  ----------

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)

                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT     (NOTE 3)
       LOANS (CONTINUED)
       FINANCE-LEASING COMPANIES -- 0.5%
         Delos Finance SARL FRS
          BTL
          3.50% due 03/06/2021..................... $1,330,000 $1,326,675
                                                               ----------
       FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
         Walter Investment Management Corp. FRS
          BTL-B
          4.75% due 12/19/2020.....................    616,839    571,090
                                                               ----------
       FOOD-BAKING -- 0.3%
         Hostess Brands LLC FRS
          2nd Lien
          8.50% due 08/03/2023.....................    610,000    609,619
                                                               ----------
       FOOD-CATERING -- 0.4%
         Aramark Services, Inc. FRS
          BTL-F
          3.25% due 02/24/2021.....................    918,010    914,797
                                                               ----------
       FOOD-MISC./DIVERSIFIED -- 1.4%
         Dole Food Co., Inc. FRS
          BTL-B
          4.50% due 11/01/2018.....................    536,256    534,245
         Hostess Brands LLC
          BTL
          4.50% due 08/03/2022.....................    830,000    830,249
         Pinnacle Foods Finance LLC FRS
          BTL-H
          3.00% due 04/29/2020.....................  2,084,193  2,077,680
                                                               ----------
                                                                3,442,174
                                                               ----------
       FOOD-RETAIL -- 0.1%
         Albertsons LLC FRS
          BTL-B4
          5.50% due 08/25/2021.....................    354,386    354,426
                                                               ----------
       GAMBLING (NON-HOTEL) -- 0.6%
         Mohegan Tribal Gaming Authority FRS
          BTL-B
          5.50% due 06/15/2018.....................    853,987    848,383
         Scientific Games International, Inc. FRS
          BTL-B2
          6.00% due 10/01/2021.....................    728,166    718,427
                                                               ----------
                                                                1,566,810
                                                               ----------
       HOSPITAL BEDS/EQUIPMENT -- 0.1%
         National Surgical Hospitals, Inc. FRS
          1st Lien
          4.50% due 06/01/2022.....................    293,265    292,898
                                                               ----------
       HOTELS/MOTELS -- 0.4%
         Hilton Worldwide Finance LLC FRS
          BTL
          3.50% due 10/26/2020.....................    987,129    985,621
                                                               ----------
       HUMAN RESOURCES -- 0.7%
         Ceridian HCM Holding, Inc. FRS
          BTL
          4.50% due 09/15/2020.....................    744,375    704,055

                                                   PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT     (NOTE 3)
        HUMAN RESOURCES (CONTINUED)
          CHG Buyer Corp. FRS
           BTL
           4.25% due 11/19/2019................... $  999,782 $  996,033
                                                              ----------
                                                               1,700,088
                                                              ----------
        INDEPENDENT POWER PRODUCERS -- 1.2%
          Calpine Corp. FRS
           BTL-B5
           3.50% due 05/27/2022...................  1,630,913  1,603,828
          Calpine Corp. FRS
           Delayed Draw
           4.00% due 10/30/2020...................  1,266,287  1,262,442
                                                              ----------
                                                               2,866,270
                                                              ----------
        INSURANCE-PROPERTY/CASUALTY -- 0.3%
          Asurion LLC FRS
           BTL-B2
           4.25% due 07/08/2020...................    414,402    388,917
          Asurion LLC FRS
           BTL-B-1
           5.00% due 05/24/2019...................     87,024     82,755
          Asurion LLC FRS
           BTL-B4
           5.00% due 08/04/2022...................    359,100    339,686
                                                              ----------
                                                                 811,358
                                                              ----------
        INTERNET FINANCIAL SERVICES -- 0.4%
          US LLC 2 FRS
           BTL
           4.00% due 08/06/2021...................    889,807    880,076
                                                              ----------
        INTERNET SECURITY -- 0.3%
          Blue Coat Systems, Inc. FRS
           BTL
           4.50% due 05/20/2022...................    685,000    679,434
                                                              ----------
        INVESTMENT COMPANIES -- 0.6%
          Concentra, Inc. FRS
           1st Lien
           5.25% due 06/01/2022...................    674,884    672,916
          RPI Finance Trust FRS
           BTL-B4
           3.50% due 11/09/2020...................    751,216    748,586
                                                              ----------
                                                               1,421,502
                                                              ----------
        INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.7%
          AlixPartners LLP FRS
           BTL-B
           4.50% due 07/28/2022...................  1,336,000  1,332,243
          National Financial Partners Corp. FRS
           BTL
           4.50% due 07/01/2020...................    497,489    489,250
                                                              ----------
                                                               1,821,493
                                                              ----------
        LEISURE GAMES -- 0.3%
          Aristocrat International Pty, Ltd. FRS
           BTL-B
           4.75% due 10/20/2021...................    781,538    781,538
                                                              ----------

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)

                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                   AMOUNT     (NOTE 3)
   LOANS (CONTINUED)
   LEISURE PRODUCTS -- 0.3%
     Leslie's Poolmart, Inc. FRS
      Tranche B
      4.25% due 10/16/2019............................ $  857,061 $  837,241
                                                                  ----------
   MACHINERY-GENERAL INDUSTRIAL -- 0.4%
     RBS Global, Inc. FRS
      1st Lien
      4.00% due 08/21/2020............................  1,032,163  1,022,763
                                                                  ----------
   MEDICAL LABS & TESTING SERVICES -- 0.7%
     American Renal Holdings, Inc. FRS
      2nd Lien
      8.50% due 03/20/2020............................    290,000    288,732
     FHC Health Systems, Inc. FRS
      BTL
      4.75% due 12/23/2021............................    656,700    647,342
     inVentiv Health, Inc. FRS
      BTL-B4
      7.75% due 05/15/2018............................    590,000    588,279
     Surgical Care Affiliates LLC FRS
      BTL
      4.25% due 03/17/2022............................    108,455    108,387
                                                                  ----------
                                                                   1,632,740
                                                                  ----------
   MEDICAL PRODUCTS -- 0.2%
     ConvaTec, Inc. FRS
      BTL-B
      4.25% due 06/15/2020............................     28,928     28,843
     DJO Finance LLC FRS
      BTL
      4.25% due 06/08/2020............................    378,000    375,992
     Hill-Rom Holdings, Inc.
      BTL-B
      3.50% due 09/08/2022............................     47,000     47,059
                                                                  ----------
                                                                     451,894
                                                                  ----------
   MEDICAL-BIOMEDICAL/GENE -- 0.1%
     Amag Pharmaceuticals, Inc.
      1st Lien
      4.75% due 08/13/2021............................    283,000    280,170
                                                                  ----------
   MEDICAL-DRUGS -- 1.0%
     Endo Luxembourg Finance Co. FRS
      BTL-B
      3.75% due 09/26/2022............................    652,000    649,555
     Horizon Pharma, Inc. FRS
      BTL-B
      4.50% due 05/07/2021............................    309,225    306,906
     Quintiles Transnational Corp.
      BTL-B
      3.25% due 05/12/2022............................    149,625    149,625
     Valeant Pharmaceuticals International, Inc.
      BTL-BE
      3.75% due 08/05/2020............................    700,000    688,917
     Valeant Pharmaceuticals International, Inc. FRS
      BTL-B
      4.00% due 04/01/2022............................    646,750    639,150
                                                                  ----------
                                                                   2,434,153
                                                                  ----------

                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                AMOUNT     (NOTE 3)
      MEDICAL-GENERIC DRUGS -- 0.3%
        Amneal Pharmaceuticals LLC FRS
         BTL-B
         4.50% due 11/01/2019....................... $  726,350 $  726,350
                                                                ----------
      MEDICAL-HMO -- 0.4%
        MPH Acquisition Holdings LLC FRS
         BTL-B
         3.75% due 03/31/2021.......................  1,011,789    998,130
                                                                ----------
      MEDICAL-HOSPITALS -- 0.6%
        CHS/Community Health Systems, Inc. FRS
         BTL-F
         3.58% due 12/31/2018.......................    285,701    285,242
        Onex Schumacher Finance LP FRS
         1st Lien
         4.50% due 07/31/2022.......................    623,000    619,885
        RegionalCare Hospital Partners, Inc. FRS
         BTL-B2
         5.25% due 04/23/2019.......................    648,434    642,760
                                                                ----------
                                                                 1,547,887
                                                                ----------
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.6%
        21st Century Oncology, Inc. FRS
         BTL
         6.50% due 04/30/2022.......................    518,700    494,062
        Amsurg Corp. FRS
         BTL
         3.50% due 07/16/2021.......................    845,797    845,093
        National Mentor Holdings, Inc. FRS
         Tranche B
         4.25% due 01/27/2021.......................    140,927    140,310
                                                                ----------
                                                                 1,479,465
                                                                ----------
      MULTIMEDIA -- 0.7%
        TWCC Holding Corp. FRS
         BTL-B
         5.75% due 02/11/2020.......................    576,932    571,163
        TWCC Holding Corp. FRS
         2nd Lien
         7.00% due 06/26/2020.......................    226,000    211,592
        Virgin Media Investment Holdings, Ltd. FRS
         BTL-F
         3.50% due 06/30/2023.......................    974,991    960,018
                                                                ----------
                                                                 1,742,773
                                                                ----------
      NON-HAZARDOUS WASTE DISPOSAL -- 0.3%
        Infiltrator Systems Integrated LLC FRS
         BTL
         5.25% due 05/27/2022.......................    195,510    194,899
        Waste Industries USA, Inc. FRS
         BTL-B
         4.25% due 02/27/2020.......................    443,770    445,242
                                                                ----------
                                                                   640,141
                                                                ----------
      OIL & GAS DRILLING -- 0.3%
        Drillships Financing Holding, Inc. FRS
         Tranche B-1
         6.00% due 03/31/2021.......................    322,532    187,606

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)

                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                AMOUNT     (NOTE 3)
      LOANS (CONTINUED)
      OIL & GAS DRILLING (CONTINUED)
        Jonah Energy LLC FRS
         2nd Lien
         7.50% due 05/12/2021....................... $  400,000 $  320,000
        Paragon Offshore Finance Co. FRS
         BTL-B
         3.75% due 07/18/2021.......................    264,323     98,680
                                                                ----------
                                                                   606,286
                                                                ----------
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.0%
        Fieldwood Energy LLC FRS
         2nd Lien
         8.38% due 09/30/2020.......................    340,000     95,200
                                                                ----------
                                                                    95,200
                                                                ----------
      OIL REFINING & MARKETING -- 0.2%
        Chelsea Petroleum Products I LLC
         BTL-B
         4.25% due 07/07/2022.......................    529,000    520,183
                                                                ----------
      OIL-FIELD SERVICES -- 0.1%
        McJunkin Red Man Corp. FRS
         BTL-B
         4.75% due 11/08/2019.......................    347,659    338,446
                                                                ----------
      PROFESSIONAL SPORTS -- 0.4%
        Delta 2 Lux Sarl FRS
         BTL-B3
         4.75% due 07/31/2021.......................  1,080,000  1,064,764
                                                                ----------
      REAL ESTATE MANAGEMENT/SERVICES -- 1.6%
        Capital Automotive LP FRS
         2nd Lien
         6.00% due 04/30/2020.......................    305,000    306,525
        DTZ U.S. Borrower LLC
         1st Lien
         4.25% due 11/04/2021.......................  1,496,250  1,480,352
        Realogy Group LLC FRS
         BTL-B
         3.75% due 03/05/2020.......................  2,016,309  2,012,276
                                                                ----------
                                                                 3,799,153
                                                                ----------
      RECREATIONAL CENTERS -- 0.3%
        Life Time Fitness, Inc. FRS
         BTL-B
         4.25% due 06/10/2022.......................    792,015    789,045
                                                                ----------
      RESEARCH & DEVELOPMENT -- 0.1%
        Pharmaceutical Product Development LLC FRS
         BTL-B
         4.25% due 08/18/2022.......................    291,270    288,661
                                                                ----------
      RESORT/THEME PARKS -- 0.2%
        Six Flags Theme Parks, Inc. FRS
         BTL-B
         3.50% due 06/30/2022.......................    393,015    393,138
                                                                ----------
      RETAIL-ARTS & CRAFTS -- 0.6%
        Michaels Stores, Inc. FRS
         BTL-B
         3.75% due 01/28/2020.......................  1,346,556  1,342,348
                                                                ----------

                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT     (NOTE 3)
        RETAIL-MAJOR DEPARTMENT STORES -- 0.3%
          Hudson's Bay Co.
           BTL-B
           4.75% due 09/30/2022.................. $  740,000 $  741,379
                                                             ----------
        RETAIL-MISC./DIVERSIFIED -- 0.1%
          Party City Holdings, Inc.
           BTL-B
           4.25% due 08/19/2022..................    227,000    226,527
                                                             ----------
        RETAIL-OFFICE SUPPLIES -- 0.2%
          Staples, Inc. FRS
           BTL-B
           2.75% due 04/07/2021..................    600,000    597,225
                                                             ----------
        RETAIL-PET FOOD & SUPPLIES -- 0.2%
          PetSmart, Inc. FRS
           BTL-B
           4.25% due 03/11/2022..................    587,528    586,243
                                                             ----------
        RUBBER/PLASTIC PRODUCTS -- 0.1%
          US Farathane LLC FRS
           BTL
           6.75% due 12/23/2021..................    323,400    323,998
                                                             ----------
        SCHOOLS -- 0.4%
          Laureate Education, Inc. FRS
           BTL-B
           5.00% due 06/15/2018..................    994,837    880,430
                                                             ----------
        SECURITY SERVICES -- 0.3%
          Builders FirstSource, Inc.
           BTL-B
           6.00% due 07/31/2022..................    682,000    676,459
                                                             ----------
        SOAP & CLEANING PREPARATION -- 0.3%
          Kik Custom Products, Inc.
           BTL-B
           6.00% due 08/14/2022..................    722,000    704,853
                                                             ----------
        SPECIAL PURPOSE ENTITY -- 0.2%
          Graton Economic Development Authority
           BTL-B
           4.75% due 07/28/2022..................    378,000    377,764
                                                             ----------
        SPECIFIED PURPOSE ACQUISITIONS -- 0.2%
          Ardent Legacy Acquisitions, Inc.
           BTL-B
           6.50% due 07/21/2021..................    505,000    505,000
                                                             ----------
        TELECOM SERVICES -- 0.3%
          West Corp. FRS
           BTL-B10
           3.25% due 06/30/2018..................    700,000    691,578
                                                             ----------
        TELECOMMUNICATION EQUIPMENT -- 0.3%
          SBA Senior Finance II LLC FRS
           BTL-B
           3.25% due 06/10/2022..................    836,903    825,395
                                                             ----------
        TELEPHONE-INTEGRATED -- 0.9%
          Level 3 Financing, Inc. FRS
           BTL-B2
           3.50% due 05/31/2022..................  1,681,000  1,668,043

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)

                                                 PRINCIPAL     VALUE
                SECURITY DESCRIPTION              AMOUNT      (NOTE 3)
       LOANS (CONTINUED)
       TELEPHONE-INTEGRATED (CONTINUED)
         XO Communications LLC FRS
          BTL
          4.25% due 03/19/2021.................. $  544,472 $    540,681
                                                            ------------
                                                               2,208,724
                                                            ------------
       TELEVISION -- 2.3%
         Sinclair Television Group, Inc. FRS
          BTL-B1
          3.50% due 07/30/2021..................    842,888      836,566
         Tribune Media Co. FRS
          BTL
          3.75% due 12/27/2020..................    887,381      882,390
         Univision Communications, Inc. FRS
          BTL
          4.00% due 03/01/2020..................  3,871,550    3,838,278
                                                            ------------
                                                               5,557,234
                                                            ------------
       THEATERS -- 0.2%
         CDS US Intermediate Holdings Inc. FRS
          1st Lein
          5.00% due 07/08/2022..................    471,000      471,673
                                                            ------------
       TRANSPORT-AIR FREIGHT -- 0.0%
         Air Medical Group Holdings, Inc. FRS
          BTL-B
          4.50% due 04/28/2022..................     45,885       45,225
                                                            ------------
       TOTAL LOANS
          (cost $126,967,831)...................             124,131,730
                                                            ------------
       COMMON STOCKS+(1)(2) -- 0.0%
       FOOD-MISC./DIVERSIFIED -- 0.0%
         Wornick Co.............................      7,270       35,012
                                                            ------------
       MULTIMEDIA -- 0.0%
         Haights Cross Communication, Inc.......     19,388            0
                                                            ------------
       TOTAL COMMON STOCKS
         (cost $204,047)........................                  35,012
                                                            ------------
       MEMBERSHIP INTEREST CERTIFICATES -- 0.1%
       CASINO SERVICES -- 0.1%
         Herbst Gaming, Inc.+(13)
          (cost $232,720).......................     23,439      281,268
                                                            ------------
       PREFERRED SECURITIES -- 0.5%
       DIVERSIFIED BANKING INSTITUTIONS -- 0.5%
         GMAC Capital Trust I VRS
          Series 2
          8.13% (cost $1,191,987)...............     46,500    1,187,145
                                                            ------------
       PREFERRED SECURITIES/CAPITAL SECURITIES -- 0.4%
       BANKS-SUPER REGIONAL -- 0.1%
         SunTrust Banks, Inc. FRS
          5.63% due 12/15/2019(14)..............    110,000      110,000
       DIVERSIFIED BANKING INSTITUTIONS -- 0.0%
         JPMorgan Chase & Co. FRS
          5.30% due 05/01/2020(14)..............    110,000      108,075

                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT     (NOTE 3)
     INSURANCE-MULTI-LINE -- 0.3%
       Voya Financial, Inc. FRS
        Company Guar. Notes
        5.65% due 05/15/2053....................... $600,000  $    604,800
                                                              ------------
     TOTAL PREFERRED SECURITIES/CAPITAL SECURITIES
        (cost $846,250)............................                822,875
                                                              ------------
     WARRANTS -- 0.2%
     TELEVISION -- 0.2%
       ION Media Networks, Inc.
        Expires 12/18/2016
        (strike price $0.01)+(1)(2)(13)............      328       212,193
       ION Media Networks, Inc.
        Expires 12/18/2016
        (strike price $0.01)+(1)(2)(13)............      332       214,781
                                                              ------------
     TOTAL WARRANTS
        (cost $0)..................................                426,974
                                                              ------------
     TOTAL LONG-TERM INVESTMENT SECURITIES
        (cost $249,118,375)........................            238,395,189
                                                              ------------
     TOTAL INVESTMENTS
        (cost $249,118,375)(15)....................     97.5%  238,395,189
       Other assets less liabilities...............      2.5     6,181,744
                                                    --------  ------------
     NET ASSETS                                        100.0% $244,576,933
                                                    ========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2015, the aggregate value of these securities was $52,728,551 representing 21.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
+    Non-income producing security
(1) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
(2) Illiquid security. At September 30, 2015, the aggregate value of these securities was $461,986 representing 0.2% of net assets.
(3)  Security in default
(4)  Company has filed for Chapter 11 bankruptcy protection.
(5)  Company has filed for Chapter 7 bankruptcy.
(6)  Security in default of principal and interest at maturity.
(7) PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(8) PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest the form of additional securities at the coupon rate listed.
(9)  Company has filed for bankruptcy protection in the country of issuance.
(10) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)
        (CONTINUED)

     Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(12) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(13) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note
     3. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2015, the Fund held the following restricted securities:

                                   SHARES/                       VALUE   % OF
                      ACQUISITION PRINCIPAL ACQUISITION           PER    NET
 DESCRIPTION             DATE      AMOUNT      COST      VALUE   SHARE  ASSETS
 -----------          ----------- --------- ----------- -------- ------ ------
 MEMBERSHIP INTEREST CERTIFICATES
 Herbst Gaming,
  Inc................ 03/26/2008   23,439    $232,720   $281,268  12.00  0.11
 WARRANTS
 ION Media Networks,
  Inc. Expires
  12/18/2016 (strike
  price $0.01)....... 03/01/2011      332           0    214,781 646.93  0.09
 ION Media Networks,
  Inc. Expires
  12/18/2016 (strike
  price $0.01)....... 11/11/2010      327           0
                      03/01/2011        1           0
                                   ------    --------
                                      328           0    212,193 646.93  0.09
                                                        --------         ----
                                                        $708,242         0.29%
                                                        ========         ====

(14) Perpetual maturity--maturity date reflects the next call date.
(15) See Note 6 for cost of investments on a tax basis.
BTL --Bank Term Loan
DIP --Debtor in Possession
FRS --Floating Rate Security
VRS --Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2015 and unless noted otherwise, the dates shown are the original maturity dates.
The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2015 (see Note 3):

                                           LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                               QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
-                                          --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Asset Backed Securities:
 Diversified Financial Services...........      $       --         $  1,689,037           $339,490        $  2,028,527
Convertible Bonds & Notes.................              --                   --                  0                   0
U.S. Corporate Bonds & Notes:
 Rubber/Plastic Products..................              --                   --                  0                   0
 Other Industries.........................              --           92,529,216                 --          92,529,216
Foreign Corporate Bonds & Notes:
 Special Purpose Entity...................              --                   --                  0                   0
 Other Industries.........................              --           16,952,442                 --          16,952,442
Loans:
 Building-Residential/Commercial..........              --                   --                  0                   0
 Other Industries.........................              --          124,131,730                 --         124,131,730
Common Stocks.............................              --                   --             35,012              35,012
Membership Interest Certificates..........              --              281,268                 --             281,268
Preferred Securities......................       1,187,145                   --                 --           1,187,145
Preferred Securities/Capital Securities...              --              822,875                 --             822,875
Warrants..................................              --                   --            426,974             426,974
                                                ----------         ------------           --------        ------------
TOTAL INVESTMENTS AT VALUE................      $1,187,145         $236,406,568           $801,476        $238,395,189
                                                ==========         ============           ========        ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED)

Note 1. Organization

   The SunAmerica Income Funds (the "Trust") is a diversified open-end management investment company organized as a Massachusetts business trust. The Trust currently consists of three different series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds:
   SunAmerica U.S. Government Securities Fund ("U.S. Government Securities Fund"), SunAmerica Strategic Bond Fund ("Strategic Bond Fund"), and SunAmerica Flexible Credit Fund ("Flexible Credit Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes. The investment goals and principal investment techniques for each of the Funds are as follows:

   U.S. GOVERNMENT SECURITIES FUND seeks high current income consistent with relative safety of capital by the active trading of U.S. Government securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   STRATEGIC BOND FUND seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade U.S. and foreign bonds (which may include "junk bonds"), U.S. and foreign government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in bonds.

   FLEXIBLE CREDIT FUND seeks a high level of total return by the active trading in credit instruments. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in credit instruments and derivative instruments and exchange-traded funds ("ETFs") that are linked to, or provide investment exposure to, credit instruments. The Fund considers a credit instrument to be any debt instrument or instrument with debt-like characteristics, including but not limited to, corporate and sovereign bonds, secured floating rate loans and other institutionally traded secured floating rate debt obligations ("Loans"), and securitized instruments, which are securities backed by pools of assets such as mortgages, loans, or other receivables. The credit instruments in which the Fund intends to primarily invest are U.S. and non-U.S. below investment grade, high yield bonds (commonly referred to as "junk bonds") and Loans.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statements of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares. The U.S. Government Fund and the Flexible Credit Fund stopped offering Class B shares for sale as of the close of business December 2, 2014. As of the close of business January 27, 2015, Class B shares of each of the U.S. Government Securities Fund and the Flexible Credit Fund converted to Class A shares of each respective Fund.

   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs. Class W shares of the Flexible Credit Fund and the Strategic Bond Fund commenced operations effective October 1, 2014 and January 29, 2015, respectively.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED) (CONTINUED)


   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under the distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), except that Class B and Class C shares are subject to higher distribution fees.

   INDEMNIFICATIONS: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Fund Merger

   Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SunAmerica GNMA Fund, a series of the Trust, were transferred in a tax-free exchange to the U.S. Government Securities Fund, in exchange for shares of the U.S. Government Securities Fund. The reorganization was consummated on November 10, 2014. The acquiring fund acquired all of the assets and liabilities of the target fund as shown in the table below. Class A, Class B, and Class C shares of the SunAmerica GNMA Fund were exchanged tax-free for Class A, Class B, and Class C shares of the U.S. Government Securities Fund at an exchange ratio of 1.11 to 1, 1.11 to 1, and 1.11 to 1, respectively. Shares of the U.S. Government Securities Fund issued in connection with the acquisition of the SunAmerica GNMA Fund were 12,979,447 with a value of $125,333,608. The assets in the investment portfolio of the SunAmerica GNMA Fund with a value of $125,119,235 and identified cost of $122,854,034 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

   The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the reorganization:

                                                                     NET ASSET NET UNREALIZED
                                              SHARES                   VALUE    APPRECIATION
                                            OUTSTANDING  NET ASSETS  PER SHARE (DEPRECIATION)
                                            ----------- ------------ --------- --------------
Target Fund
SunAmerica GNMA Fund.......................                                      $2,265,201
Class A....................................  9,096,890  $ 97,317,280  $10.70
Class B....................................    851,684     9,136,498   10.73
Class C....................................  1,757,477    18,879,830   10.74
Acquiring Fund
SunAmerica U.S. Government Securities Fund.                                      $5,835,409
Class A....................................  9,875,105  $ 95,366,623  $ 9.66
Class B....................................    294,560     2,845,301    9.66
Class C....................................    853,892     8,239,955    9.65
Post Reorganization
SunAmerica U.S. Government Securities Fund.                                      $8,100,610
Class A.................................... 19,952,209  $192,683,902  $ 9.66
Class B....................................  1,240,419    11,981,799    9.66
Class C....................................  2,810,376    27,119,786    9.65

   Assuming the reorganization had been completed on April 1, 2014, the beginning of the annual reporting period for the acquiring fund, the pro forma results of operations for the period ended March 31, 2015, are as follows:

Net investment income (loss)................... $2,770,789
Net realized/unrealized gains (losses).........  6,356,714
                                                ----------
Change in net assets resulting from operations. $9,127,503
                                                ==========

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED) (CONTINUED)


   Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target fund that have been included in the Statement of Operations since November 10, 2014.

Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees ("the Board"), etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of each Fund's asset and liabilities classified in the fair value hierarchy as of September 30, 2015 is reported on a schedule following each Fund's Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED) (CONTINUED)


   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   DERIVATIVE INSTRUMENTS:

   Forward Foreign Currency Contracts: During the period, the Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED) (CONTINUED)


   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund's Portfolio of Investments.

   Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund's net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund's counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund's financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

   The following tables represent the value of derivatives held as of September 30, 2015, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the period ended
   September 30, 2015. The derivative contracts held during the period are not accounted for as hedging

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED) (CONTINUED)

   instruments under GAAP. For a detailed presentation of derivatives held as of September 30, 2015, please refer to each Fund's Portfolio of Investments.

                                     LIABILITY
                ASSET DERIVATIVES   DERIVATIVES
                ----------------- ---------------
                     FOREIGN          FOREIGN
                    EXCHANGE         EXCHANGE
                    CONTRACTS        CONTRACTS
                ----------------- ---------------
                 FOREIGN FORWARD  FOREIGN FORWARD
                    EXCHANGE         EXCHANGE
FUND              CONTRACTS(1)     CONTRACTS(2)
----            ----------------- ---------------
Strategic Bond.     $838,981          $29,600
                    ========          =======

--------
STATEMENT OF ASSETS AND LIABILITIES LOCATION:

(1)Unrealized appreciation on forward foreign currency contracts
(2)Unrealized depreciation on forward foreign currency contracts

                                    CHANGE IN
                                   UNREALIZED
                 REALIZED GAIN    APPRECIATION
                   (LOSS) ON    (DEPRECIATION) ON
                  DERIVATIVES      DERIVATIVES
                 RECOGNIZED IN    RECOGNIZED IN
                 STATEMENT OF     STATEMENT OF
                  OPERATIONS       OPERATIONS
                --------------- -----------------
                    FOREIGN          FOREIGN
                   EXCHANGE         EXCHANGE
                   CONTRACTS        CONTRACTS
                --------------- -----------------
                FOREIGN FORWARD  FOREIGN FORWARD
                   EXCHANGE         EXCHANGE
FUND             CONTRACTS(1)     CONTRACTS(2)
----            --------------- -----------------
Strategic Bond.   $(1,041,487)      $(499,596)
                  ===========       =========

--------
STATEMENT OF OPERATIONS LOCATION:

(1)Net realized foreign exchange gain (loss) on other assets and liabilities
(2)Change in unrealized foreign exchange gain (loss) on other assets and liabilities

   The following table represents the average monthly balances of derivatives held during the six months ended September 30, 2015:

                AVERAGE AMOUNT
                  OUTSTANDING
                DURING THE YEAR
                ---------------
                FOREIGN FORWARD
                   EXCHANGE
FUND             CONTRACTS(1)
----            ---------------
Strategic Bond.   $72,902,852
                  ===========

--------
(1)Amounts represent notional amounts in US dollars.

   There were no derivative assets and liabilities subject to Master Agreements outstanding at September 30, 2015. The repurchase agreements held by the Funds as of September 30, 2015, are subject to Master Agreements. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds' holdings in repurchase agreements.

   MORTGAGE-BACKED DOLLAR ROLLS: During the year ended September 30, 2015, the Strategic Bond Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Strategic Bond Fund

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED) (CONTINUED)

   had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by a Fund with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

   WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the period ended September 30, 2015, the Strategic Bond Fund purchased and/or sold when-issued securities.

   STRIPPED MORTGAGE-BACKED SECURITIES: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund's yield.

   INFLATION-INDEXED BONDS: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED) (CONTINUED)


   As of September 30, 2015, the following funds held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

                            PERCENTAGE PRINCIPAL
FUND                        OWNERSHIP   AMOUNT
----                        ---------- ----------
U.S. Government Securities.    1.58%   $5,688,000
Strategic Bond.............    0.60     2,169,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   State Street Bank and Trust Co., dated September 30, 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $359,908,000, a repurchase price of $359,908,000, and a maturity date of October 1, 2015. The repurchase agreement is collateralized by the following:

                     INTEREST                PRINCIPAL
TYPE OF COLLATERAL     RATE   MATURITY DATE   AMOUNT        VALUE
------------------   -------- ------------- ------------ ------------
U.S. Treasury Notes.   1.63%   12/31/2019   $100,000,000 $101,625,000
U.S. Treasury Notes.   1.75     5/15/2023     92,165,000   91,819,381
U.S. Treasury Notes.   2.63     8/15/2020    112,160,000  118,749,400
U.S. Treasury Notes.   3.38    11/15/2019     50,000,000   54,914,050

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statements of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Realized gains and losses on the sale of investments are calculated on the identified cost basis. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

   Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

   Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

   The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED) (CONTINUED)


   The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011 -- 2013 or expected to be taken in each Fund's 2014 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2011.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                                                MANAGEMENT
FUND                                                         ASSETS                FEES
----                                               ---------------------------- ----------
U.S. Government Securities........................           $0 - $200 million    0.650%
                                                   (greater than) $200 million    0.620
                                                   (greater than) $400 million    0.550
Strategic Bond....................................           $0 - $350 million    0.650
                                                   (greater than) $350 million    0.600
Flexible Credit...................................           $0 - $200 million    0.750
                                                   (greater than) $200 million    0.720
                                                   (greater than) $400 million    0.550

   The Strategic Bond Fund is subadvised by PineBridge Investments, LLC ("PineBridge"). The Flexible Credit Fund is subadvised by Newfleet Asset Management, LLC ("Newfleet"). Under the Subadvisory Agreements, PineBridge and Newfleet manage the investment and reinvestment of the assets of the Strategic Bond Fund and the Flexible Credit Fund, respectively.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED) (CONTINUED)


   SunAmerica pays PineBridge and Newfleet fees out of the investment advisory fees it receives from the respective Funds. The portion of the investment advisory fees received by SunAmerica that are paid to PineBridge and Newfleet Asset Management, LLC with respect to the Strategic Bond Fund and Flexible Credit Fund are as follows:

                                                                                SUBADVISORY
FUND                                                         ASSETS                FEES
----                                               ---------------------------- -----------
Strategic Bond....................................           $0 - $200 million     0.350%
                                                   (greater than) $200 million     0.250
                                                   (greater than) $500 million     0.200
Flexible Credit...................................           $0 - $200 million     0.300
                                                   (greater than) $200 million     0.250
                                                   (greater than) $400 million     0.150

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses, to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. For the purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, litigation, or acquired Fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund's business. The contractual fee waivers and expense reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Disinterested Trustees.

FUND                                    PERCENTAGE
----                                    ----------
U.S. Government Securities Class A.....    0.99%
U.S. Government Securities Class C.....    1.64
Strategic Bond Class A.................    1.40
Strategic Bond Class B.................    2.05
Strategic Bond Class C.................    2.05
Strategic Bond Class W.................    1.20
Flexible Credit Class A................    1.45
Flexible Credit Class C................    2.10
Flexible Credit Class W................    1.25

   For the U.S. Government Securities Fund, any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Fund within two years after the occurrence of the waivers and/or reimbursements, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

   For the period ended September 30, 2015, pursuant to the contractual expense limitations in the above tables SunAmerica has waived and/or reimbursed expenses as follows:

                            OTHER EXPENSES
FUND                          REIMBURSED
----                        --------------
U.S. Government Securities.    $137,472

                                                             CLASS SPECIFIC
FUND                                                            EXPENSES
----                                                         --------------
U.S. Government Securities Class A..........................    $196,871
U.S. Government Securities Class C..........................      37,412
Flexible Credit Fund Class A................................      23,788
Flexible Credit Fund Class C................................      12,899
Flexible Credit Fund Class W................................       7,887

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED) (CONTINUED)


   At September 30, 2015, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

                                                    OTHER EXPENSES REIMBURSED
                                         ------------------------------------------------
FUND                                     MARCH 31, 2016 MARCH 31, 2017 SEPTEMBER 30, 2017
----                                     -------------- -------------- ------------------
U.S. Government Securities..............    $ 80,410       $195,553         $137,472

                                                CLASS SPECIFIC EXPENSES REIMBURSED
                                         ------------------------------------------------
FUND                                     MARCH 31, 2016 MARCH 31, 2017 SEPTEMBER 30, 2017
----                                     -------------- -------------- ------------------
U.S. Government Securities Class A......    $134,434       $340,654         $196,871
U.S. Government Securities Class C......      14,610         53,973           37,412

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class (other than Class W shares of the Strategic Bond and Flexible Credit Funds), in accordance with the provisions of Rule 12b-1 under the 1940 Act (each, a "Plan," and collectively, the "Plans"), hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans, provide that the Trust, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of up to 0.10%, 0.75% and 0.75%, of average daily net assets of such Fund's Class A, Class B and Class C shares, respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. Except for Class W shares of the Strategic Bond and Flexible Credit Funds, the Plans also provide that each class of shares of the Trust will also pay the Distributor an account maintenance fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. For the period ended September 30, 2015, ACS received fees as reflected in the Statements of Operations based on the aforementioned rates.

   The Trust, on behalf of the Strategic Bond and Flexible Credit Funds, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing additional shareholder services to Class W shareholders. For the period ended September 30, 2015, ACS earned fees as reflected in the Statements of Operations based on the aforementioned rate.

   ACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. ACS has advised the Funds that For the period ended September 30, 2015, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                  CLASS A                           CLASS B       CLASS C
                            ---------------------------------------------------- ------------- -------------
                                                                    CONTINGENT    CONTINGENT    CONTINGENT
                             SALES     AFFILIATED   NON-AFFILIATED   DEFERRED      DEFERRED      DEFERRED
FUND                        CHARGES  BROKER-DEALERS BROKER-DEALERS SALES CHARGES SALES CHARGES SALES CHARGES
----                        -------- -------------- -------------- ------------- ------------- -------------
Flexible Credit............ $270,101    $ 60,335       $182,636       $3,481        $    --       $6,664
Strategic Bond.............  132,314     110,719         21,595        3,753         44,014        6,563
U.S. Government Securities.   28,963      10,364         13,825        4,171             --          261

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED) (CONTINUED)


   The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate SAFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the period ended September 30, 2015, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statements of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                               PAYABLE AT
FUND                              EXPENSES SEPTEMBER 30, 2015
----                              -------- ------------------
US Government Securities Class A. $187,121      $28,808
US Government Securities Class C.   25,789        4,837
Strategic Bond Class A...........  231,531       34,800
Strategic Bond Class B...........   40,464        6,143
Strategic Bond Class C...........  193,498       29,849
Strategic Bond Class W...........   33,180        5,894
Flexible Credit Class A..........  129,239       19,505
Flexible Credit Class C..........   61,748       11,667
Flexible Credit Class W..........   54,074       11,408

   At September 30, 2015, Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio, each a series of SunAmerica Series, Inc., and shares held through Pershing LLC, in a brokerage account sweep vehicle for customers of the broker-dealers within Advisor Group, Inc., an affiliate of the Adviser, owned a percentage of the outstanding shares of the following Funds:

           FUND                             HOLDER                  PERCENTAGE
--------------------------- --------------------------------------- ----------
U.S. Government Securities  Focused Balanced Strategy Portfolio          6%
                            Focused Multi-Asset Strategy Portfolio       7
                            Pershing LLC                                21
Strategic Bond              Pershing LLC                                14
Flexible Credit             Pershing LLC                                 9

Note 5. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended September 30, 2015 were as follows:

                                                  U.S. GOVERNMENT  STRATEGIC     FLEXIBLE
                                                    SECURITIES       BOND         CREDIT
                                                       FUND          FUND          FUND
                        -                         --------------- ------------ ------------
Purchases (excluding U.S. government securities).   $        --   $169,407,732 $134,239,036
Sales (excluding U.S. government securities).....            --    233,235,908   66,484,435
Purchases of U.S. government securities..........    26,608,275     74,277,530           --
Sales of U.S. government securities..............    16,917,304     43,815,867           --

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED) (CONTINUED)


Note 6. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, distributions payable, deferred compensation plans, amortization of premium/discount and treatment of defaulted securities.

                                        DISTRIBUTABLE EARNINGS               TAX DISTRIBUTIONS
                                   FOR THE YEAR ENDED MARCH 31, 2015     FOR THE YEAR ENDED MARCH 31, 2015
                               ----------------------------------------  ---------------------------------
                                            LONG-TERM      UNREALIZED
                                ORDINARY  GAINS/CAPITAL   APPRECIATION    ORDINARY         LONG-TERM
FUND                             INCOME   LOSS CARRYOVER (DEPRECIATION)*   INCOME        CAPITAL GAINS
----                           ---------- -------------- ---------------   -----------   -------------
U.S. Government Securities.... $  373,084  $(10,814,287)  $  8,230,993   $ 2,515,565          $--
Strategic Bond................  4,680,328   (49,688,392)   (11,120,757)   17,254,839           --
Flexible Credit...............  1,074,645   (55,582,920)    (3,175,773)    5,820,730           --

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

   As of March 31, 2015, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                           CAPITAL LOSS CARRYFORWARD+          UNLIMITED+
                                        --------------------------------- ---------------------
FUND                                       2016       2017       2018         ST         LT
----                                    ---------- ---------- ----------- ---------- ----------
U.S. Government Securities............. $       -- $       -- $        -- $8,664,573 $2,149,714
Strategic Bond.........................         --         --  49,688,392         --         --
Flexible Credit........................  1,874,057  9,384,737  41,322,811     84,473  2,916,842

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

   Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended March 31, 2015, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

                                                        DEFERRED     DEFERRED
                                          DEFERRED    POST-OCTOBER POST-OCTOBER
                                          LATE YEAR    SHORT-TERM   LONG-TERM
FUND                                    ORDINARY LOSS CAPITAL LOSS CAPITAL LOSS
----                                    ------------- ------------ ------------
U.S. Government Securities.............      $--        $     --    $       --
Strategic Bond.........................       --          (8,796)    5,466,959
Flexible Credit........................       --         375,551     2,021,242

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                  AGGREGATE   AGGREGATE
                                  UNREALIZED  UNREALIZED    GAIN/(LOSS)    COST OF
                                     GAIN        LOSS           NET      INVESTMENTS
                                  ---------- ------------  ------------  ------------
U.S. Government Securities Fund.. $6,954,431 $ (1,416,911) $  5,537,520  $189,782,355
Strategic Bond Fund..............  3,654,100  (31,331,615)  (27,677,515)  437,956,367
Flexible Credit Bond Fund........  1,100,753  (12,282,278)  (11,181,525)  249,576,714

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED) (CONTINUED)


Note 7. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                                       U.S. GOVERNMENT SECURITIES FUND
                ----------------------------------------------------------------------------
                                      CLASS A                                CLASS B
                --------------------------------------------------  ------------------------
                         FOR THE
                    SIX MONTHS ENDED               FOR THE                   FOR THE
                   SEPTEMBER 30, 2015            YEAR ENDED               PERIOD ENDED
                       (UNAUDITED)             MARCH 31, 2015           JANUARY 27, 2015+
                ------------------------  ------------------------  ------------------------
                  SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                ----------  ------------  ----------  ------------  ----------  ------------
Shares
 sold(1)(2)....  1,058,592  $ 10,144,944   3,831,245  $ 36,906,014      63,229  $    605,716
Shares
 issued
 in
 merger#.......         --            --  10,077,104    97,317,280     945,859     9,136,498

 Reinvested
 dividends.....    139,706     1,340,910     213,308     2,057,492       3,369        32,429
Shares
 redeemed(1)(2) (3,124,145)  (30,026,426) (6,175,600)  (59,297,986) (1,384,324)  (13,444,429)
                ----------  ------------  ----------  ------------  ----------  ------------  -   -
Net
 increase
 (decrease).... (1,925,847) $(18,540,572)  7,946,057  $ 76,982,800    (371,867) $ (3,669,786)
                ==========  ============  ==========  ============  ==========  ============  =   =

                                   U.S. GOVERNMENT SECURITIES FUND
                            ---------------------------------------------
                                               CLASS C
                            ---------------------------------------------
                                   FOR THE
                               SIX MONTHS ENDED            FOR THE
                              SEPTEMBER 30, 2015         YEAR ENDED
                                 (UNAUDITED)           MARCH 31, 2015
                            ---------------------  ----------------------
                             SHARES      AMOUNT      SHARES      AMOUNT
                            --------  -----------  ---------  -----------
Shares sold................  700,043  $ 6,693,102    352,307  $ 3,393,240
Shares issued in merger#...       --           --  1,956,484   18,879,830
Reinvested dividends.......   11,352      108,909     13,622      131,560
Shares redeemed............ (309,456)  (2,973,355)  (627,961)  (6,060,572)
                            --------  -----------  ---------  -----------
Net increase (decrease)....  401,939  $ 3,828,656  1,694,452  $16,344,058
                            ========  ===========  =========  ===========

                                                                  STRATEGIC BOND
                     -------------------------------------------------------------------------------------------------------
                                            CLASS A                                             CLASS B
                     ----------------------------------------------------  -------------------------------------------------
                              FOR THE                                              FOR THE
                          SIX MONTHS ENDED               FOR THE               SIX MONTHS ENDED              FOR THE
                         SEPTEMBER 30, 2015             YEAR ENDED            SEPTEMBER 30, 2015           YEAR ENDED
                            (UNAUDITED)               MARCH 31, 2015             (UNAUDITED)             MARCH 31, 2015
                     -------------------------  -------------------------  -----------------------  ------------------------
                        SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT      SHARES       AMOUNT
                     -----------  ------------  -----------  ------------  ----------  -----------  ----------  ------------
Shares sold(3)(4)...   7,399,433  $ 25,110,397   19,143,787  $ 67,456,885     372,428  $ 1,268,881   1,352,463  $  4,771,995
Reinvested dividends   1,033,426     3,525,147    2,285,858     8,067,498     134,468      458,347     301,291     1,063,953
Shares
 redeemed(3)(4)..... (19,664,503)  (67,183,848) (26,532,888)  (92,825,598) (1,738,366)  (5,954,096) (3,429,949)  (12,094,118)
                     -----------  ------------  -----------  ------------  ----------  -----------  ----------  ------------
Net increase
 (decrease)......... (11,231,644) $(38,548,304)  (5,103,243) $(17,301,215) (1,231,470) $(4,226,868) (1,776,195) $ (6,258,170)
                     ===========  ============  ===========  ============  ==========  ===========  ==========  ============

                                                                  STRATEGIC BOND
                     -------------------------------------------------------------------------------------------------------
                                            CLASS C                                             CLASS W
                     ----------------------------------------------------  -------------------------------------------------
                              FOR THE                                              FOR THE
                          SIX MONTHS ENDED               FOR THE               SIX MONTHS ENDED          FOR THE PERIOD
                         SEPTEMBER 30, 2015             YEAR ENDED            SEPTEMBER 30, 2015        JANUARY 29, 2015@
                            (UNAUDITED)               MARCH 31, 2015             (UNAUDITED)         THROUGH MARCH 31, 2015
                     -------------------------  -------------------------  -----------------------  ------------------------
                        SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT      SHARES       AMOUNT
                     -----------  ------------  -----------  ------------  ----------  -----------  ----------  ------------
Shares sold.........   1,676,605  $  5,765,659    7,003,618  $ 24,755,006   7,490,636  $25,944,590   4,495,707  $ 15,562,006
Reinvested dividends     559,892     1,917,142    1,129,436     4,000,084     117,604      399,675       7,382        25,765
Shares redeemed.....  (5,371,277)  (18,439,343) (11,371,270)  (40,177,422) (2,257,557)  (7,668,345)    (10,304)      (35,885)
                     -----------  ------------  -----------  ------------  ----------  -----------  ----------  ------------
Net increase
 (decrease).........  (3,134,780) $(10,756,542)  (3,238,216) $(11,422,332)  5,350,683  $18,675,920   4,492,785  $ 15,551,886
                     ===========  ============  ===========  ============  ==========  ===========  ==========  ============

--------
(1)For the year ended March 31, 2015, includes automatic conversion of 21,005 shares of Class B shares in the amount of $201,042 to 21,009 shares of Class A shares in the amount of $201,042.
(2)For the year ended March 31, 2015, includes the conversion of 593,059 shares of Class B shares in the amount of $5,776,391 to 593,668 shares of Class A shares in the amount of $5,776,391 relating to the conversion of Class B shares on January 27, 2015.
(3)For the six months ended September 30, 2015, includes automatic conversion of 141,069 shares of Class B shares in the amount of $479,908 to 141,069 shares of Class A shares in the amount of $479,908.
(4)For the year ended March 31, 2015, includes automatic conversion of 371,070 shares of Class B shares in the amount of $1,309,413 to 371,070 shares of Class A shares in the amount of $1,309,413
+  See Note 1
#  See Note 2
@  Commencement of operations.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED) (CONTINUED)


                                             FLEXIBLE CREDIT FUND
                ------------------------------------------------------------------------------
                                       CLASS A                                 CLASS B
                ----------------------------------------------------  ------------------------
                         FOR THE
                     SIX MONTHS ENDED               FOR THE                    FOR THE
                    SEPTEMBER 30, 2015             YEAR ENDED               PERIOD ENDED
                       (UNAUDITED)               MARCH 31, 2015           JANUARY 27, 2015+
                -------------------------  -------------------------  ------------------------
                   SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT
                -----------  ------------  -----------  ------------  ----------  ------------
Shares
 sold(1)(2)....  12,875,295  $ 44,340,499   28,174,315  $ 97,646,255     410,799  $  1,457,988

 Reinvested
 dividends.....     574,240     1,969,106      831,116     2,923,018      71,262       253,385
Shares
 redeemed(1)(2) (15,750,172)  (54,415,655) (11,868,733)  (41,693,769) (4,132,646)  (14,417,561)
                -----------  ------------  -----------  ------------  ----------  ------------
Net
 increase
 (decrease)....  (2,300,637) $ (8,106,050)  17,136,698  $ 58,875,504  (3,650,585) $(12,706,188)
                ===========  ============  ===========  ============  ==========  ============

                                                          FLEXIBLE CREDIT FUND
                -------------------------------------------------------------------------------------------------------
                                       CLASS C                                             CLASS W
                ----------------------------------------------------  -------------------------------------------------
                         FOR THE                                               FOR THE
                     SIX MONTHS ENDED               FOR THE               SIX MONTHS ENDED           FOR THE PERIOD
                    SEPTEMBER 30, 2015             YEAR ENDED            SEPTEMBER 30, 2015         OCTOBER 1, 2014@
                       (UNAUDITED)               MARCH 31, 2015              (UNAUDITED)         THROUGH MARCH 31, 2015
                -------------------------  -------------------------  ------------------------  -----------------------
                   SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                -----------  ------------  -----------  ------------  ----------  ------------  ----------  -----------
Shares
 sold..........   7,439,060  $ 25,772,987    6,133,326  $ 21,431,596  19,549,521  $ 67,747,919   5,079,276  $17,617,248

 Reinvested
 dividends.....     201,462       693,927      274,366       971,877     135,081       462,568      48,605      168,265
Shares
 redeemed......  (1,410,597)   (4,846,972)  (1,839,787)   (6,483,464) (4,139,909)  (14,134,246) (1,195,835)  (4,147,014)
                -----------  ------------  -----------  ------------  ----------  ------------  ----------  -----------
Net
 increase
 (decrease)....   6,229,925  $ 21,619,942    4,567,905  $ 15,920,009  15,544,693  $ 54,076,241   3,932,046  $13,638,499
                ===========  ============  ===========  ============  ==========  ============  ==========  ===========

--------
(1)For the year ended March 31, 2015, includes automatic conversion of 162,884 shares of Class B shares in the amount of $574,439 to 163,300 shares of Class A shares in the amount of $574,439.
(2)For the year ended March 31, 2015, includes the conversion of 469,743 shares of Class B shares in the amount of $1,611,218 to 471,116 shares of Class A shares in the amount of $1,611,218 relating to the conversion of Class B shares on January 27, 2015.
@  Commencement of Operations.
+  See Note 1

Note 8. Line of Credit

   The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 20 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.

   For the six months ended September 30, 2015, the following Fund had borrowings:

                                      AVERAGE   WEIGHTED
                    DAYS     INTEREST   DEBT    AVERAGE
FUND             OUTSTANDING CHARGES  UTILIZED  INTEREST
----             ----------- -------- --------- --------
Flexible Credit.     17       $1,015  1,537,562   1.40%

   At September 30, 2015, there were no borrowings outstanding.

Note 9. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended September 30, 2015, none of the Funds participated in this program.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2015 -- (UNAUDITED) (CONTINUED)


Note 10. Trustees' Retirement Plan

   The Board has adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Disinterested Trustees may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee/Director"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expenses payable line on the Statements of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statements of Operations.

                                                   AS OF SEPTEMBER 30, 2015
-                                       -----------------------------------------------
                                        RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
FUND                                       LIABILITY        EXPENSE        PAYMENTS
----                                    --------------- --------------- ---------------
U.S. Government Securities.............       $--             $--            $110
Strategic Bond.........................        --              --              51
Flexible Credit........................        --              --              31

Note 11. Investment Concentration Note

   The Flexible Credit Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

   The Flexible Credit Fund and Strategic Bond Fund invest in participations and assignments, or act as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, a Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When a Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, a Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Funds and the borrower.

   Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the U.S. Government Fund's concentration in such investments, it may be subject to risks associated with U.S. Government agencies or instrumentalities.

[LOGO]

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

   TRUSTEES                   VOTING PROXIES ON       DISCLOSURE OF
    Richard W. Grant          TRUST PORTFOLIO         QUARTERLY PORTFOLIO
    Peter A. Harbeck          SECURITIES              HOLDINGS
    Dr. Judith L. Craven      A description of the    The Trust is required
    William F. Devin          policies and            to file its com-plete
    Stephen J. Gutman         proce-dures that the    schedule of portfolio
    William J. Shea           Trust uses to           holdings with the U.S.
   OFFICERS                   determine how to vote   Securities and
    John T. Genoy, President  proxies relating to     Exchange Commission
    James Nichols, Vice       secu-rities held in a   for its first and
      President               Fund's portfolio,       third fiscal quarters
    Katherine Stoner, Vice    which is available in   on Form N-Q. The
      President and Chief     the Trust's Statement   Trust's Forms N-Q are
      Compliance Officer      of Additional           available on the
    Gregory N. Bressler,      Information, may be     U.S. Securities and
      Secretary               ob-tained without       Exchange Commis-sion
    Kathleen Fuentes, Vice    charge upon request,    website at
      President, Chief Legal  by calling (800)        www.sec.gov. You can
      Officer and Secretary   858-8850. The           also review and obtain
    Gregory R. Kingston,      in-formation is also    copies of the Forms
      Treasurer               available from the      N-Q at the U.S.
    Donna McManus, Vice       EDGAR database on the   Securities and
      President and           U.S. Secu-rities and    Exchange Commission
      Assistant Treasurer     Exchange Commission's   Public Refer-ence Room
    Shawn Parry, Vice         website at              in Washington DC
      President and           http://www.sec.gov.     (information on the
      Assistant Treasurer     DELIVERY OF             operation of the
    Matthew J. Hackethal,     SHAREHOLDER DOCUMENTS   Public Reference Room
      Anti-Money Laundering   The Funds have adopted  may be ob-tained by
      Compliance Officer      a policy that allows    calling
   INVESTMENT ADVISER         them to send only one   1-800-SEC-0330).
    SunAmerica Asset          copy of a Fund's        PROXY VOTING RECORD ON
      Management, LLC         prospectus, proxy       SUNAMERICA INCOME FUNDS
    Harborside Financial      material, annual        Information regarding
      Center                  report and semi-annual  how the Funds voted
    3200 Plaza 5              report (the             proxies relating to
    Jersey City, NJ           "shareholder            securities held in the
      07311-4992              documents") to          Funds during the most
   DISTRIBUTOR                shareholders with       recent twelve month
    AIG Capital Services,     multiple accounts       period ended June 30
      Inc.                    residing at the same    is available, once
    Harborside Financial      "household." This       filed with the U.S.
      Center                  practice is called      Securities and
    3200 Plaza 5              householding and        Exchange Commission,
    Jersey City, NJ           reduces Fund expenses,  without charge, upon
      07311-4992              which benefits you and  request, by call-ing
   SHAREHOLDER SERVICING      other shareholders.     (800) 858-8850 or on
   AGENT                      Unless the Funds        the U.S. Securities
    SunAmerica Fund           receive instructions    and Exchange
      Services, Inc.          to the con-trary, you   Commission's website
    Harborside Financial      will only receive one   at http://www.sec.gov.
      Center                  copy of the             This report is
    3200 Plaza 5              shareholder documents.  submitted solely for
    Jersey City, NJ           The Funds will          the general
      07311-4992              continue to household   information of
   CUSTODIAN AND TRANSFER     the share-holder        shareholders of the
   AGENT                      documents               Funds. Distribution of
    State Street Bank and     indefinitely, until we  this report to persons
      Trust Company           are instructed          other than
    P.O. Box 5607             otherwise. If you do    shareholders of the
    Boston, MA 02110          not wish to             Funds is authorized
                              participate in          only in con-nection
                              householding please     with a currently
                              contact Shareholder     effective pro-spectus,
                              Services at (800)       setting forth details
                              858-8850 ext. 6010 or   of the Funds, which
                              send a written request  must precede or
                              with your name, the     accom-pany this report.
                              name of your fund(s)    The accompanying
                              and your account        report has not been
                              number(s) to            audited by independent
                              SunAmerica Mutual       accountants and
                              Funds c/o BFDS, P.O.    accordingly no
                              Box 219186, Kansas      opinions have been
                              City MO, 64121-9186.    expressed thereon.
                              We will resume
                              individual mailings
                              for your account
                              within thirty (30)
                              days of receipt of
                              your request.

GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO WWW.SAFUNDS.COM
                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.

DISTRIBUTED BY:
AIG CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

INSAN - 9/15

[LOGO]

AIG

Sun America
Mutual Funds

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ John T. Genoy
    -----------------------
    John T. Genoy
    President

Date: December 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -----------------------
    John T. Genoy
    President

Date: December 8, 2015

By: /s/ Gregory R. Kingston
    -----------------------
    Gregory R. Kingston
    Treasurer

Date: December 8, 2015